File Nos. 333-138322

811-21974

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-effective Amendment No.

Post-Effective Amendment No. 8

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 8

HORACE MANN LIFE INSURANCE COMPANY QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT

(Exact Name of Registrant)

Horace Mann Life Insurance Company

(Name of Depositor)

One Horace Mann Plaza, Springfield, Illinois 62715

(Address of Depositor’s Principal Executive Offices)

(217) 789-2500

(Depositor’s Telephone Number)

Ann M. Caparros

One Horace Mann Plaza

Springfield, Illinois 62715

(Name and Address of Agent for Service)

Copies of Communications to:

Stephen E. Roth

Sutherland LLP

1275 Pennsylvania Avenue, NW

Washington, DC 20004-1415

It is proposed that this filing will become effective:

☐ Immediately upon filing pursuant to paragraph (b) of Rule 485

☑ On May 1, 2012 pursuant to paragraph (b) of Rule 485

☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐ On May 1, 2012 pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus for Qualified Variable Deferred Group Annuity Contract Issued by
Horace Mann Life Insurance Company Qualified Group Annuity Separate Account
Flexible Premium Contract for Qualified Retirement Plans

May 1, 2012

This prospectus offers a Variable, qualified group annuity Contract (“Contract”) to qualified retirement plans. The Contract and Certificates issued thereunder (“Certificates”) are issued by Horace Mann Life Insurance Company (“HMLIC”) in connection with retirement plans or arrangements which may qualify for special tax treatment under the Internal Revenue Code of 1986 as amended (“IRC”).

Participants may allocate Net Premium and Participant Account Value to the Fixed Account or to the Horace Mann Life Insurance Company Qualified Group Annuity Separate Account (“Separate Account”) that invests through each of its Subaccounts (sometimes referred to as Variable Investment Options) in a corresponding Underlying Fund. The retirement plan sponsor has the right to limit the number of funds available in its plan and may choose to exclude some of the following Underlying Funds. The Underlying Funds are:

Lifecycle Funds

Wilshire Variable Insurance Trust 2015 ETF Fund

Wilshire Variable Insurance Trust 2025 ETF Fund

Wilshire Variable Insurance Trust 2035 ETF Fund

Asset Allocation Funds

Ibbotson Conservative ETF Asset Allocation Portfolio
(Class II)

Ibbotson Income and Growth ETF Asset Allocation
Portfolio (Class II)

Ibbotson Balanced ETF Asset Allocation Portfolio
(Class II)

Ibbotson Growth ETF Asset Allocation Portfolio (Class II)

Ibbotson Aggressive Growth ETF Asset Allocation
Portfolio (Class II)

Large Company Stock Funds

Large Value

Davis Value Portfolio

T. Rowe Price Equity Income Portfolio VIP II

Wilshire Large Company Value Portfolio
(Investment Class)

Large Core

Fidelity VIP Growth & Income Portfolio SC 2

Fidelity VIP Index 500 Portfolio SC 2

Wilshire 5000 Index Fund (Investment Class)

Wilshire VIT Equity Fund

Large Growth

AllianceBernstein VPS Large Cap Growth Portfolio(1)

Delaware VIP US Growth Series — Service Class

Fidelity VIP Growth Portfolio SC 2

Wilshire Large Company Growth Portfolio
(Investment Class)

Mid-Size Company Stock Funds

Mid Value

AllianceBernstein VPS Small/Mid Cap Value Portfolio(1)

American Century VP Mid Cap Value Class 1

Ariel Fund®(1)

Goldman Sachs VIT Mid Cap Value

Mid Core

Calvert VP S&P Mid Cap 400 Index

Fidelity VIP Mid Cap Portfolio SC 2

Rainier Small/Mid Cap Equity Portfolio

Mid Growth

Delaware VIP Smid Cap Growth Series — Service Class

Putnam VT Multi-Cap Growth Fund (IB Shares)(1)

Wells Fargo Advantage VT Discovery FundSM

Small Company Stock Funds

Small Value

Royce Capital Fund Small-Cap Portfolio

Wilshire Small Company Value Portfolio
(Investment Class)

Small Core

Dreyfus Investment Portfolios: Small Cap Stock Index
Portfolio — Service Shares

Lazard Retirement US Small-Mid Cap Eq Ser

Neuberger Berman Genesis Fund — Advisor Class

Small Growth

AllianceBernstein VPS Small Cap Growth Portfolio

Wilshire VIT Small Cap Growth Fund

International Stock Funds

Fidelity VIP Emerging Markets SC 2

Fidelity VIP Overseas Portfolio SC 2

Wilshire VIT International Equity Fund

Specialty

Wilshire VIT Socially Responsible Fund

Real Estate

Delaware VIP REIT Series (Service Class)

Bond Funds

Corporate Bond

Fidelity VIP Investment Grade Bond Portfolio SC 2

Wilshire VIT Income Fund

Global Bond

Templeton Global Bond Securities Fund — Class 4

High Yield Bond

Fidelity VIP High Income Portfolio SC 2

Balanced Fund

Wilshire VIT Balanced Fund

Money Market

T. Rowe Price Prime Reserve Portfolio

(1)

On and after May 1, 2012, Participants may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Participants were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts.

AllianceBernstein VPS Large Cap Growth Portfolio

AllianceBernstein VPS Small/Mid Cap Value Portfolio

Ariel Fund®

Putnam VT Multi-Cap Growth Fund (IB Shares)

Trademarks used in this document are owned by and used with the permission of the appropriate company.

In some situations We provide or offer a premium bonus rider. This bonus feature provides for a percentage of premium to be credited to all premiums We receive at Our Home Office during a specified period of time. This rider will only be included or offered if negotiated by the employer and HMLIC as part of the Contract and the premium bonus will never be more than 5% nor paid longer than 5 years. There may be a separate charge for this rider. Even if there is no separate charge for this rider, including this bonus feature may result in a longer surrender charge period, a higher mortality and expense risk fee, a lower credited rate on the Fixed Account and/or higher surrender charges and may only be beneficial to You if You own a Certificate for a sufficient length of time.

This prospectus sets forth the information an investor should know before purchasing a Contract or a Certificate thereunder and should be kept for future reference. Additional information about the Horace Mann Life Insurance Company Qualified Group Annuity Separate Account has been filed with the Securities and Exchange Commission in a Statement of Additional Information dated May 1, 2012. The Statement of Additional Information is incorporated by reference and is available upon request, without charge. You may obtain the Statement of Additional Information by writing to Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to 877-832-3785 or by telephoning 800-999-1030 (toll-free). The table of contents of the Statement of Additional Information appears at the end of this prospectus.

The Securities and Exchange Commission maintains a website (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference, and other information that the Horace Mann Life Insurance Company Qualified Group Annuity Separate Account files electronically with the Securities and Exchange Commission.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THIS SECURITY OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE ANNUITIES OFFERED BY HMLIC ARE NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. THEY ARE NOT DEPOSITS OF, OBLIGATIONS OF OR GUARANTEED BY ANY BANK. THEY INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

Horace Mann Investors, Inc., the distributor of the Contracts, is a member of the Securities Investor Protection Corporation (SIPC). Visit www.sipc.org, call 1-202-371-8300 or write to SIPC at 805 15th Street, N.W. Suite 800, Washington, D.C. 20005-2215 for information about SIPC, including the SIPC brochure.

The date of this prospectus is May 1, 2012.

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER OF, OR SOLICITATION OF AN OFFER TO ACQUIRE, ANY INTEREST OR PARTICIPATION IN THE CONTRACT OR CERTIFICATES ISSUED THEREUNDER OFFERED BY THIS PROSPECTUS IN ANY STATE TO ANYONE TO WHOM IT IS UNLAWFUL TO MAKE SUCH AN OFFER OR SOLICITATION IN SUCH STATE.

Definitions

Accumulation Unit: A unit of measurement used to determine the value of a Participant’s interest in a Subaccount before Annuity Payments begin.

Accumulation Unit Value: The value of an Accumulation Unit on any Valuation Date.

Annuitant: The person whose life determines the Annuity Payments made under a Certificate.

Annuitized Value: The amount applied to purchase Annuity Payments. It is equal to the Participant Account Value on the Annuity Date, adjusted for any applicable Market Value Adjustment and less any applicable premium tax.

Annuity Date: The date Annuity Payments begin. The criteria for setting an Annuity Date are set forth in Your Certificate, and the anticipated Annuity Date is shown on the Annuity Data pages of Your Certificate.

Annuity Payments: A series of payments beginning on the Annuity Date.

Annuity Period: The period during which Annuity Payments are made.

Annuity Unit: A unit of measurement used in determining the amount of a Variable Annuity Payment during the Annuity Period.

Annuity Unit Value: The value of an Annuity Unit on any Valuation Date.

Certificate: The document issued to each Participant under a Contract describing the terms of the Contract and the rights and benefits of the Participant.

Certificate Account: An account established to receive a Participant’s Net Premium.

Certificate Account Value: A Certificate Account’s Fixed Account Value plus the Certificate Account’s Variable Account Value.

Certificate Anniversary: The same day and month as a Certificate Date for each succeeding year of a Certificate.

Certificate Date: The date when a Certificate becomes effective. The Certificate Date is shown on the Annuity Data pages of the Certificate.

Certificate Year: A period of twelve months beginning on the Certificate Date or any Certificate Anniversary.

Contract: The group flexible premium deferred Variable annuity contract this prospectus offers. This document describes the terms of the annuity contract, the rights of the Contract Owner and the rights and benefits of the Participants.

Contract Account: An account established to receive Contract Owner Net Premium on behalf of a Participant.

Contract Account Value: A Contract Account’s Fixed Account Value plus the Contract Account’s Variable Account Value.

Contract Owner: The entity identified as the Contract Owner on the Annuity Data pages of a Certificate.

FINRA: The Financial Industry Regulatory Authority was created in July 2007 through the consolidation of the NASD and the member regulation, enforcement and arbitration functions of the New York Stock Exchange.

Fixed Account: An account established to receive the Net Premium, any applicable premium bonus, and the transfers allocated to the General Fixed Account and any Guarantee Period Account(s). Fixed Account money is invested along with other insurance funds in Our general account.

Fixed Account Value: The dollar value of the Fixed Account under a Certificate before Annuity Payments begin.

Fixed Annuity Payments: Annuity Payments that do not participate in the investment experience of any Subaccount.

Fixed Net Premium: The Net Premium allocated to the Fixed Account plus any transfers from the Variable Account, less a proportional amount for any withdrawals and transfers from the Fixed Account.

General Fixed Account: A Participant’s portion of an interest-bearing account set up to receive the Net Premium and the transfers allocated to such account under the Participant Account. The General Fixed Account is distinguished from the Guarantee Period Account option(s) of the Fixed Account.

Guarantee Period Account(s): Fixed Account option(s) that may be offered under a Certificate that provide a guaranteed interest rate for a specified period of time (“Guarantee Period”) and to which a Market Value Adjustment may apply.

HMLIC, We, Us, Our: Horace Mann Life Insurance Company.

Home Office: The mailing address and telephone number of Our Home Office are: P.O. Box 4657, Springfield, Illinois 62708-4657; 800-999-1030. Our street address is 1 Horace Mann Plaza, Springfield, Illinois 62715-0001.

Investment Options: The Fixed Account option(s) and the Underlying Funds in which the Subaccounts invest.

Market Value Adjustment: For any Guarantee Period Account, an increase or decrease in the surrender value or withdrawal value, a transfer amount, or in the amount applied to an annuity option. A Market Value Adjustment reflects changes in the level of prevailing current interest rates since the beginning of each Guarantee Period.

Mutual Fund(s): Open-end management investment companies. These companies are generally registered under the Investment Company Act of 1940.

Net Premium: The premium payments paid to HMLIC under the Contract Account and Certificate Account of a Certificate, less any applicable premium tax.

Participant (You, Your): A person to whom a Certificate showing participation under a Contract has been issued.

Participant Account: An account established for each Participant to receive premium payments made by or on behalf of the Participant.

Participant Account Value: The Contract Account Value plus the Certificate Account Value, before Annuity Payments begin.

Plan: The employer-sponsored retirement plan under which a Certificate is issued, evidenced by a written Plan Document.

Plan Document: A document establishing the terms and benefits of a Plan. We are not a party to such a document.

Premium Year: A period of twelve months beginning on the date each premium payment is received in Our Home Office and on any annual anniversary of that date.

Proof of Participant’s Death: (1) A completed claimant’s statement as provided by Us; and (2a) a certified copy of the death certificate or (2b) any other proof of death satisfactory to Us, including, but not limited to, a certified copy of a decree of a court of competent jurisdiction certifying death, or a written statement by a medical doctor who attended the deceased at the time of death; and (3) any additional forms, documentation, and written payment instructions necessary to process a death benefit claim, in a form satisfactory to Us.

Qualified Plan: The term “Qualified Plan” in this prospectus will be used to describe the following Contracts and the Certificates thereunder: IRC Section 403(b) tax sheltered annuity (“403(b) Contract”); IRC Section 457(b) eligible governmental plan annuity (“457(b) Contract”); and IRC Section 401 qualified annuity.

Required Minimum Distribution: The amount required by the IRS to be withdrawn from Your Certificate after You reach age 70 1/2.

Separate Account: The Horace Mann Life Insurance Company Qualified Group Annuity Separate Account, a segregated Variable investment account consisting of Subaccounts each of which invests in a corresponding Underlying Fund. The Separate Account was established by HMLIC under Illinois law and is registered as a unit investment trust under the Investment Company Act of 1940.

Subaccount: A division of the Separate Account, which purchases shares of a corresponding Underlying Fund.

Underlying Funds: Mutual Funds that are listed in this document and are available for investment by the Separate Account.

Valuation Date: Any day on which the New York Stock Exchange (“NYSE”) is open for trading and on which the net asset value of each share of the Underlying Funds is determined except for the day after Thanksgiving. The Valuation Date ends at 3:00 p.m. Central Time or the close of the NYSE if earlier. We deem receipt of any Net Premium or request to occur on a particular Valuation Date if We receive the Net Premium or request (in either case, with all required information and documentation) at Our Home Office before 3:00 p.m. Central Time on that day. If received at or after 3:00 p.m. Central Time, We deem receipt to occur on the following Valuation Date.

Valuation Period: The period from the end of a Valuation Date to the end of the next Valuation Date, excluding the day the period begins and including the day it ends.

Variable: The values vary based on the investment performance of the Subaccount(s) selected.

Variable Account: A Participant’s portion of the Separate Account set up to receive Net Premium, any applicable premium bonus and transfers allocated to the Separate Account under the Participant Account.

Variable Account Value: The dollar value of the Variable Account under a Certificate before Annuity Payments begin.

Variable Annuity Payments: Annuity Payments that participate in the investment experience of one or more Subaccounts.

Summary

This summary is intended to provide a brief overview of the more significant aspects of the Contract and the Certificates thereunder. Certain Contract features described in this prospectus may not be available in all states or Plans. More detailed information about the material rights and features under the Contract (and the Certificates thereunder) can be found elsewhere in this prospectus and in the Separate Account Statement of Additional Information. This prospectus discloses all material features and benefits of the Contract and the Certificates. Terms and conditions of the Contract and Certificates thereunder may be modified as required by law in the State in which the Contract Owner is located. Such variations are described in the Contract and underlying Certificates and any applicable endorsements and riders. The Participant’s rights will also be subject to any limits imposed by a Plan. The employer has the right to limit the investment options available in its Contract and may negotiate with HMLIC to reduce or waive certain charges in the Contract as well as negotiate the addition or deletion of certain benefits described in this prospectus. Refer to the Contract, Your Certificate and the Plan for the specific details of Your product and Your employer’s Plan. This prospectus is intended to serve as a disclosure document that focuses on the Variable portion of the Contract and the Certificates. For information regarding the fixed portion, refer to the Contract and Your Certificate.

Detailed information about the Underlying Funds is contained in each Underlying Fund’s prospectus and in each Underlying Fund Statement of Additional Information.

The expenses for the Underlying Funds, including advisory and management fees, are found in each Underlying Fund’s prospectus.

What is the “Separate Account?”

The Separate Account segregates assets dedicated to the Variable portion of the Contract offered herein. The Separate Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust. The Separate Account consists of Subaccounts, each investing in shares of a corresponding Underlying Fund.

Who may purchase the Contract offered by this prospectus?

Employers may purchase the Contract and Participants may purchase Certificates thereunder. The Certificates are designed for individuals seeking long-term tax-deferred accumulation of funds.

The Contract offered by this prospectus is for Qualified Plans. Purchasing a Certificate as an investment vehicle for a qualified retirement plan does not provide any additional tax advantage beyond that already available through the qualified plan.

The Contract and the Certificates offered thereunder are offered and sold by HMLIC through its licensed life insurance sales personnel. These insurance sales personnel are registered representatives of Horace Mann Investors, Inc. (“HM Investors”). In addition, the Contract and Certificates may be offered and sold through independent agents and other broker-dealers. HM Investors is a broker-dealer registered under the Securities and Exchange Act of 1934. HMLIC has entered into a distribution agreement with HM Investors. HM Investors is a member of FINRA.

What are my investment choices?

You may invest Your money in up to 24 Investment Options (including the Fixed Account Investment Options) at any one time. The Plan sponsor may limit the Investment Options available in its Plan by electing to exclude certain Investment Options.

(a) Separate Account

Includes Subaccounts, each of which invests in one of the following Underlying Funds:

Lifecycle Funds

Wilshire Variable Insurance Trust 2015 ETF Fund

Wilshire Variable Insurance Trust 2025 ETF Fund

Wilshire Variable Insurance Trust 2035 ETF Fund

Asset Allocation Funds

Ibbotson Conservative ETF Asset Allocation Portfolio (Class II)

Ibbotson Income and Growth ETF Asset Allocation Portfolio (Class II)

Ibbotson Balanced ETF Asset Allocation Portfolio (Class II)

Ibbotson Growth ETF Asset Allocation Portfolio (Class II)

Ibbotson Aggressive Growth ETF Asset Allocation Portfolio (Class II)

Large Company Stock Funds

Large Value

Davis Value Portfolio

T. Rowe Price Equity Income Portfolio VIP II

Wilshire Large Company Value Portfolio (Investment Class)

Large Core

Fidelity VIP Growth & Income Portfolio SC 2

Fidelity VIP Index 500 Portfolio SC 2

Wilshire 5000 Index Fund (Investment Class)

Wilshire VIT Equity Fund

Large Growth

AllianceBernstein VPS Large Cap Growth Portfolio(1)

Delaware VIP US Growth Series — Service Class

Fidelity VIP Growth Portfolio SC 2

Wilshire Large Company Growth Portfolio (Investment Class)

Mid-Size Company Stock Funds

Mid Value

AllianceBernstein VPS Small/Mid Cap Value Portfolio(1)

American Century VP Mid Cap Value Class 1

Ariel Fund®(1)

Goldman Sachs VIT Mid Cap Value

Mid Core

Calvert VP S&P Mid Cap 400 Index

Fidelity VIP Mid Cap Portfolio SC 2

Rainier Small/Mid Cap Equity Portfolio

Mid Growth

Delaware VIP Smid Cap Growth Series — Service Class

Putnam VT Multi-Cap Growth Fund (IB Shares)(1)

Wells Fargo Advantage VT Discovery FundSM

Small Company Stock Funds

Small Value

Royce Capital Fund Small-Cap Portfolio

Wilshire Small Company Value Portfolio (Investment Class)

Small Core

Dreyfus Investment Portfolios: Small Cap Stock Index Portfolio — Service Shares

Lazard Retirement US Small-Mid Cap Eq Ser

Neuberger Berman Genesis Fund — Advisor Class

Small Growth

AllianceBernstein VPS Small Cap Growth Portfolio

Wilshire VIT Small Cap Growth Fund

International Stock Funds

Fidelity VIP Emerging Markets SC 2

Fidelity VIP Overseas Portfolio SC 2

Wilshire VIT International Equity Fund

Specialty

Wilshire VIT Socially Responsible Fund

Real Estate

Delaware VIP REIT Series (Service Class)

Bond Funds

Corporate Bond

Fidelity VIP Investment Grade Bond Portfolio SC 2

Wilshire VIT Income Fund

Global Bond

Templeton Global Bond Securities Fund — Class 4

High Yield Bond

Fidelity VIP High Income Portfolio SC 2

Balanced Fund

Wilshire VIT Balanced Fund

Money Market

T. Rowe Price Prime Reserve Portfolio

(1)

On and after May 1, 2012, Participants may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Participants were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts.

AllianceBernstein VPS Large Cap Growth Portfolio

AllianceBernstein VPS Small/Mid Cap Value Portfolio

Ariel Fund®

Putnam VT Multi-Cap Growth Fund (IB Shares)

(b) Fixed Account — You also may direct Your money to the Fixed Account and receive a guaranteed rate of return. For additional information about the Fixed Account and the Investment Options available thereunder, please see Your Certificate or “Horace Mann Life Insurance Company, The Fixed Account, The Separate Account and The Underlying Funds — The Fixed Account.”

When can I transfer between accounts?

At any time before Your Certificate’s Annuity Date, You may transfer amounts from one Subaccount to another, and to and from the Fixed Account, subject to certain restrictions. Transfers from a Guarantee Period Account to the General Fixed Account or to the Variable Account, or between Guarantee Period Accounts, may be subject to a Market Value Adjustment. The dollar cost averaging program allows You to preschedule a series of transfers between Investment Options to take advantage of dollar cost averaging. You may select from a 3-month, 6-month or 12-month period to complete the dollar cost averaging program. The dollar cost averaging program is only available before the Annuity Date. For complete details see “The Contract — Transactions — Transfers.”

May I withdraw all or part of my Participant Account Value before the Annuity Date?

Unless restricted by the Internal Revenue Code of 1986, as amended (“IRC”) or Your employer’s Plan, You may at any time before the Annuity Date surrender Your Certificate in whole or withdraw in part for cash. Surrenders and withdrawals may be subject to surrender charges as described in “Deductions and Expenses — Surrender Charges” and/or a Market Value Adjustment as described in “Horace Mann Life Insurance Company, The Fixed Account, The Separate Account and The Underlying Funds — The Fixed Account.” You should refer to Your Certificate for Your specific charges. In any Certificate Year, You may withdraw a portion of Your premium payments received for Your Certificate and not assumed to have been previously withdrawn without a surrender charge and/or a Market Value Adjustment. You may have to pay federal income taxes and a penalty tax if You surrender or make a withdrawal from Your Certificate.

What are the charges or deductions?

The Certificate may be subject to deductions for applicable state or local government premium taxes. Premium taxes presently range from 0% to 1% for Certificates issued under Qualified Plans, as defined in this prospectus.

We will deduct a mortality and expense risk fee (M&E Fee) of no greater than 1.25% (annual rate) from the Subaccounts. This fee is computed on a daily basis.

We will deduct an annual maintenance fee from Your Participant Account Value on each Certificate Anniversary; We will deduct a proportionate amount of this fee upon surrender of Your Certificate. This fee may not exceed $36. We will waive this fee if Your Participant Account Value equals or exceeds the Participant Account Value threshold specified in Your employer’s Contract, but the threshold will not exceed $50,000 at the time the fee is assessed. This threshold will be stated in Your Certificate. If the Participant has multiple deferred annuity contracts or certificates with Us, We will combine the values of all such contracts/certificates to determine whether the $50,000 value has been met. We sometimes use multiple Certificate numbers, with the same first nine digits in the numbers, to segregate multiple sources of funds for a Participant, such as employee versus employer. In these situations, We will deduct only one annual maintenance fee per year for those multiple Certificate numbers.

We may deduct a surrender charge on certain surrenders and withdrawals. The surrender charge is a percentage of the premium payments withdrawn or surrendered. In addition, We may apply a Market Value Adjustment for surrenders, withdrawals, transfers and annuitizations from the Fixed Account. For withdrawals from the Variable Account, the surrender charge is deducted from the Participant’s value in the Subaccount(s) from which the withdrawal is made. See “The Contract — Transactions — Surrender or Withdrawal Before Commencement of Annuity Period.”

We may reduce, waive or eliminate one or more of the above referenced charges or deductions for the Contract or Certificates under a particular Plan. We will not, however, reduce, waive, or eliminate any deduction or expense in a manner that is unfairly discriminatory against any person. You should refer to Your Certificate for Your specific charges.

What charges will I pay on an annual basis for optional riders?

The Contract Owner may select any of the optional riders described below for all Participants in its Plan. Alternatively, any optional rider available under a Contract or Certificate that the Contract Owner has not selected for all Participants in its Plan, may be elected by a Participant at the time of Certificate issue. One or more of these optional riders may not be available to all Plans. You should refer to the Contract and enrollment form for the optional riders available to You.

Guaranteed Minimum Death Benefit Rider — Step-up with Return of Premium — If this rider is selected, You will pay a charge not to exceed 0.20%* annually of Your average Participant Account Value. We will deduct any Variable Account charge for this rider from the Variable Account as a percentage of Your average Variable Account Value. We will deduct any Fixed Account charge for this rider from any applicable premium bonus, any interest We pay on the premium bonus, and any interest We may pay in excess of the Fixed Account guaranteed interest with respect to any other amount held in the Fixed Account. We will compute any charge for the Fixed Account and the Variable Account on a daily basis. The charge for this rider will continue until You apply the Annuitized Value to an Annuity Payment option.

Guaranteed Minimum Death Benefit Rider — Return of Premium with Interest — If this rider is selected, You will pay a charge not to exceed 0.30%* annually of Your average Participant Account Value. We will deduct any Variable Account charge for this rider from the Variable Account as a percentage of Your average Variable Account Value. We will deduct any Fixed Account charge for this rider from any applicable premium bonus, any interest We pay on the premium bonus, and any interest We may pay in excess of the Fixed Account guaranteed interest with respect to any other amount held in the Fixed Account. We will compute any charge for the Fixed Account and the Variable Account on a daily basis. The charge for this rider will continue until You apply the Annuitized Value to an Annuity Payment option.

Guaranteed Minimum Death Benefit Rider — Return of Premium — If this rider is selected, You will pay a charge not to exceed 0.05% annually of Your average Participant Account Value. We will deduct any Variable Account charge for this rider from the Variable Account as a percentage of Your average Variable Account Value. We will deduct any Fixed Account charge for this rider from any applicable premium bonus, any interest We pay on the premium bonus, and any interest We may pay in excess of the Fixed Account guaranteed interest with respect to any other amount held in the Fixed Account. We will compute any charge for the Fixed Account and the Variable Account on a daily basis. The charge for this rider will continue until You apply the Annuitized Value to an Annuity Payment option.

*	If both the Guaranteed Minimum Death Benefit Rider — Step-up with Return of Premium and the Guaranteed Minimum Death Benefit Rider — Return of Premium with Interest are selected the total annual charge for both riders will not exceed 0.40% of Your average Participant Account Value.

Premium Bonus Rider — This option provides for a credit of a percentage of premium We receive at Our Home Office during the period of time specified in Your Certificate. The premium bonus will never exceed 5% and will never be paid longer than 5 years. This rider will only be included or offered if negotiated by the employer and HMLIC as part of the Contract. There may be a separate charge for this rider.

Even if there is no separate charge for this rider, including this bonus feature may result in a longer surrender charge period, higher surrender charges, a higher mortality and expense risk fee and/or a lower credited rate on the Fixed Account than if the rider had not been included, and this rider may be beneficial to You only if You own a Certificate for a sufficient length of time. Any separate charge for this rider will not exceed 0.50% annually of Your average Participant Account Value. We will deduct any Variable Account charge for this rider from the Variable Account as a percentage of Your average Variable Account Value. We will deduct any Fixed Account charge for this rider from any applicable premium bonus, any interest We pay on the premium bonus and any interest We may pay in excess of the Fixed Account guaranteed interest with respect to any other amount held in the Fixed Account. We will compute any charge for the Fixed Account and the Variable Account on a daily basis. The charge for this rider will continue until You apply the Annuitized Value to an Annuity Payment option.

What are the federal income tax consequences of investing in a Certificate?

Premium payments made on a pretax basis are not taxed at the time they are made. Earnings are also not taxed as they accumulate within the Certificate. Certificate benefits will be taxable as ordinary income when received with the exception of benefits attributable to designated Roth premium payments. Earnings attributable to designated Roth premium payments may be tax free if certain conditions are met. See “Tax Consequences” for further discussion.

The IRC provides an additional tax (penalty tax) for premature distributions from Qualified Plans. Values may not be withdrawn from Qualified Plans, except under certain circumstances. See “Tax Consequences.” These Certificates might not be suitable for short-term investment. See “The Contract — Transactions — Surrender or Withdrawal Before Commencement of Annuity Period.”

If I receive my Certificate and am dissatisfied, may I return it?

You may return the Certificate to HMLIC within 30 days of Your receipt of the Certificate. HMLIC will refund the greater of (1) the premium payments made for the Certificate, less any withdrawals and any outstanding loan balance, or (2) the Participant Account Value minus any applicable premium bonus as of the date the returned Certificate was received. We will pay the refund within 7 calendar days after We receive the Certificate. Upon return of the Certificate, it will be deemed void.

When can I begin receiving Annuity Payments, and what options are available?

Payments will begin on the Annuity Date set by the terms of Your Certificate, or the terms of the Plan. Variable Annuity Payments are made only in monthly installments. Various Annuity Payment options are available under the Certificate. See “The Contract-Annuity Payment Options”.

Annuity Payments may be fixed or Variable or a combination of fixed and Variable payments.

Distributions from Qualified Plans may be restricted by the employer’s plan and the IRC. Early distributions may incur a penalty tax, and the IRC also generally requires that distributions from Qualified Plans begin by April 1 following the calendar year in which the Participant reaches age 70 1/2. See “Tax Consequences.”

Fee Tables and Example

The following tables describe the maximum fees and expenses that You may pay when buying, owning and surrendering the Certificate. The first table describes the fees and expenses that You will pay at the time that You buy the Certificate, surrender the Certificate or transfer cash value between Investment Options. State premium taxes may also be deducted. These tables assume that all fees and expenses assessed under the contract are applicable. Actual fees and expenses applicable to Your Certificate will be shown in Your Certificate.

To determine the Certificate You own, look in the bottom left-hand corner of Your Certificate for the form number. This prospectus applies to all HMLIC Certificates with a form number of IC-456 immediately followed by any combination of 3 letters and/or numbers.

Participant Transaction Expenses:(1)

Surrender Charges(2) (as a percentage of premium payments surrendered or withdrawn, if applicable)

Premium Year	Percentage of Premium
1	8%
2	7.5%
3	7%
4	6%
5	5%
Thereafter	0%

The next table describes the maximum fees and expenses that You will pay periodically during the time that You own the Certificate, not including Underlying Fund fees and expenses.

Periodic Fees and Expenses

Annual Maintenance Fee(3)	$36
Separate Account Annual Expenses (as a percentage of average Variable Account Value)
Mortality and Expense Risk Fees	1.25%
Total Separate Account Annual Expenses	1.25%

(1)

Any premium taxes relating to this Certificate will be deducted from the premium or deducted in computing the Annuitized Value, when applicable. Such premium taxes and the time of deduction of those taxes will be determined by the Participant’s current place of residence. Premium taxes currently range from 0% to 1% for Certificates issued under Qualified Plans, as defined in this prospectus.

(2)	See Your Certificate for the surrender charge schedule that applies to You. In no event will the surrender charge apply after the 10th Certificate Anniversary.

(3)

We deduct a pro rata portion of this fee upon the surrender of the Certificate. We currently waive the annual maintenance fee if the Participant Account Value equals or exceeds $50,000 at the time the fee is assessed. If the Participant has multiple deferred annuity contracts or certificates with Us We will combine the values of all such contracts/certificates to determine whether the $50,000 value has been met. We sometimes use multiple Certificate numbers, with the same first nine digits in the numbers, to segregate multiple sources of funds for a Participant, such as employee versus employer. In these situations, We will deduct only one annual maintenance fee per year for those multiple Certificate numbers.

Optional Rider Charges (as a percentage of average Participant Account Value)

Guaranteed Minimum Death Benefit Rider — Step-up with Return of Premium	0.20	%(1)
Guaranteed Minimum Death Benefit Rider — Return of Premium with Interest	0.30	%(1)
Guaranteed Minimum Death Benefit Rider — Return of Premium	0.05%
Premium Bonus Rider	0.50%

The next item shows the lowest and highest total operating expenses charged by the Underlying Funds for the fiscal year ended December 31, 2011. More detail concerning each Underlying Fund’s fees and expenses is contained in the prospectus for each Underlying Fund.

Total Annual Underlying Fund Operating Expenses(2)	Lowest	Highest
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses)	0.35%	1.90%

The table showing the range of expenses for the Underlying Funds takes into account the expenses of the Asset Allocation Funds, Lifecycle Funds and the Wilshire VIT Balanced Fund (“Balanced Fund”), each of which is a “fund of funds.” A “fund of funds” purchases shares of other funds (each an “Acquired Fund”). Each “fund of funds” has its own set of operating expenses, as does each of the Acquired Funds in which it invests. In determining the range of Underlying Fund expenses, We have taken into account the information received from each Asset Allocation Fund, Lifecycle Fund or the Balanced Fund on the combined actual expenses for each such “fund of funds,” which include the pro rata portion of the fees and expenses incurred indirectly by an Asset Allocation Fund, Lifecycle Fund or Balanced Fund as a result of its investment in shares of one or more Acquired Funds. See the prospectus for the Asset Allocation Funds, Lifecycle Funds or the Balanced Fund for a presentation of the applicable Acquired Fund fees and expenses.

Example

This Example is intended to help You compare the cost of investing in the Certificate with the cost of investing in other variable annuity contracts. These costs include Participant transaction expenses, the annual maintenance fee, Separate Account annual expenses and Underlying Fund fees and expenses. This example includes the highest cost of any combination of available riders.

The Example assumes that You invest $10,000 at Certificate issue in the Variable Account of the Certificate for the time periods indicated. The Example also assumes that Your investment has a 5% return each year, assumes the highest fees and expenses of any of the Underlying Funds as of December 31, 2011, without reflecting the impact of any Underlying Fund fee or expense waivers, and a surrender charge as described above. Although Your actual costs may be higher or lower, based on these assumptions Your costs would be:

If You surrender Your Certificate at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$1,198	$1,903	$2,514	$4,070

If You do NOT surrender or if You annuitize Your Certificate at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$390	$1,182	$1,988	$4,070

Please remember that the Example is simply an illustration and does not represent past or future expenses. Your actual expenses may be higher or lower than those shown. Similarly, Your rate of return may be more or less than the 5% assumed in the Example.

(1)

If both the Guaranteed Minimum Death Benefit Rider — Step-up with Return of Premium and the Guaranteed Minimum Death Benefit Rider — Return of Premium with Interest are selected, the total annual charge for both riders will not exceed 0.40% (on an annual basis) of Your average Participant Account Value.

(2)

The portfolio expenses used to prepare this table were provided to HMLIC by the Underlying Funds. The expenses shown are those for the year ended December 31, 2011. Current or future expenses may be greater or less than those shown. These numbers do not reflect any waivers currently in place. The Underlying Funds may impose a redemption fee on certain transactions and these are not reflected above. Please see “The Contract — Transaction-Market Timing” for a discussion of these fees.

Condensed Financial Information

Tables showing the Accumulation Unit Value information for each Subaccount of the Separate Account available under the Contracts are presented in “Appendix A: Condensed Financial Information” and in the Statement of Additional Information.

Financial statements of HMLIC are available with the Statement of Additional Information. A copy of the Statement of Additional Information and the financial statements may be obtained without charge by mailing a written request to HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefascimile (FAX) transmission to (877) 832-3785, or by telephoning (800) 999-1030 (toll free).

Horace Mann Life Insurance Company, The Fixed Account, The Separate Account and The Underlying Funds

Horace Mann Life Insurance Company

HMLIC, located at 1 Horace Mann Plaza, Springfield, Illinois 62715-0001 (Our Home Office), is an Illinois stock life insurance company organized in 1949. HMLIC is licensed to do business in 48 states and in the District of Columbia. HMLIC writes individual and group life insurance and annuity contracts on a nonparticipating basis.

HMLIC is an indirect wholly-owned subsidiary of Horace Mann Educators Corporation, a publicly-held insurance holding company traded on the NYSE.

The Fixed Account

The Fixed Account is part of HMLIC’s general account. We use general account assets to support Our insurance and annuity obligations other than those funded by separate accounts. Unlike the Separate Account, the general account isn’t segregated or insulated from claims of HMLIC’s creditors. Participants must depend on the financial strength of HMLIC for satisfaction of HMLIC’s obligations under the Certificates. Subject to applicable law, HMLIC has sole discretion over the investment of the assets of the Fixed Account. HMLIC bears the full investment risk for all amounts contributed to the Fixed Account. HMLIC guarantees that the amounts allocated to the Fixed Account under the Certificates will be credited interest daily at an annual effective interest rate as specified in Your Certificate. We will determine any interest rate credited in excess of the guaranteed rate at Our sole discretion. The Fixed Account is made up of the General Fixed Account and any Guarantee Period Account(s) selected by the Contract Owner.

The Guarantee Period Account(s) provide a guaranteed interest rate for a specified period of time (“Guarantee Period”). Before the Annuity Date, You may allocate all or a portion of a Net Premium or transfer all or part of Your Participant Account Value into any Guarantee Period Account available under Your Certificate. Each Net Premium allocated to or amount transferred to a Guarantee Period Account will have its own Guarantee Period and interest rate that We will guarantee for the duration of the Guarantee Period. Transfers between Guarantee Period Accounts, and from a Guarantee Period Account to the General Fixed Account or the Variable Account, are subject to restrictions described in the Contract (and the Certificates thereunder). If You transfer, withdraw, surrender, or apply to an Annuity Payment option, amounts in a Guarantee Period Account before the end of its related Guarantee Period, a Market Value Adjustment may apply. A Market Value Adjustment reflects changes in the level of prevailing current interest rates since the beginning of the relevant Guarantee Period, and may be positive or negative. Any negative Market Value Adjustment amount will be waived to the extent it would decrease the Fixed Account Value below the Fixed Net Premium less any outstanding loan balance. The Market Value Adjustment is applied before any applicable surrender charges or other charges are deducted.

The Fixed Account, interests in any Guarantee Period Account, and the Market Value Adjustment, have not been registered with the Securities and Exchange Commission, and the staff of the Securities and Exchange Commission has not reviewed the disclosure in this prospectus relating to the Fixed Account. This disclosure, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. For additional information about the Fixed Account and the operation of the Market Value Adjustment, please see Your Certificate.

The Separate Account

On October 16, 2006 HMLIC established the Separate Account under Illinois law. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940 (“1940 Act”).

The Separate Account and each Subaccount are administered and accounted for as a part of the business of HMLIC. However, the income, gains and losses, whether or not realized, of each Subaccount are credited to or charged against the amounts allocated to that Subaccount, in accordance with the terms of the Certificate and without regard to other income, gains or losses of the remaining Subaccounts or of HMLIC. The assets of the Separate Account may not be charged with liabilities arising out of any other business of HMLIC. All obligations arising under the Certificate, including the promise to make Annuity Payments, are general corporate obligations of HMLIC. Accordingly, all of HMLIC’s assets are available to meet its obligations and expenses under the Certificate. HMLIC is solely responsible for its obligations under the Certificates. While HMLIC is obligated to make payments under the Certificate, the amounts of Variable Annuity Payments are not guaranteed.

The Separate Account is divided into Subaccounts. HMLIC uses the assets of each Subaccount to buy shares of a corresponding Underlying Fund based on Participant instructions.

The Underlying Funds

Each of the Underlying Funds is registered with the Securities and Exchange Commission (“SEC”) as a diversified open-end management investment company under the 1940 Act. This registration does not involve supervision of the management or investment practices or policies of the Underlying Funds by the SEC.

The Underlying Funds are listed below along with their primary investment objectives and the adviser to each Underlying Fund. There is no assurance that any of the Funds will achieve its stated objective. Detailed information on the Underlying Funds can be found in the current prospectus for each Underlying Fund. Prospectuses for the Underlying Funds should be read carefully in conjunction with this prospectus before investing. A copy of each Underlying Fund prospectus may be obtained without charge from HMLIC by calling (800) 999-1030 (toll-free), sending a telefacsimile (FAX) transmission to (877) 832-3785, or writing to HMLIC, P.O. Box 4657, Springfield, IL 62708-4657. You also may access the prospectuses on HMLIC’s website at horacemann.com. Once in the site, click on the “Financial Services” tab, then “Annuities” and then “Prospectuses Online”. Not all Investment Options may be available to all Plans.

Name	Objective	Investment Type	Adviser
Wilshire Variable Insurance Trust 2015 ETF Fund(1)	High current income/Capital appreciation	Lifecycle	The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.

Wilshire Variable Insurance Trust 2025 ETF Fund(1)	High current income/Capital appreciation	Lifecycle	The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.

Wilshire Variable Insurance Trust 2035 ETF Fund(1)	High current income/Capital appreciation	Lifecycle	The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.

Ibbotson Conservative ETF Asset Allocation Portfolio (Class II)(1)	Current income/Preservation of capital	Asset allocation	The Ibbotson ETF Allocation Series are advised by ALPS Advisors, Inc. and are subadvised by Ibbotson Associates, Inc.

Ibbotson Income and Growth ETF Asset Allocation Portfolio (Class II)(1)	Current income/Capital appreciation	Asset allocation	The Ibbotson ETF Allocation Series are advised by ALPS Advisors, Inc. and are subadvised by Ibbotson Associates, Inc.

Ibbotson Balanced ETF Asset Allocation Portfolio (Class II)(1)	Capital appreciation/ Some current Income	Asset allocation	The Ibbotson ETF Allocation Series are advised by ALPS Advisors, Inc. and are subadvised by Ibbotson Associates, Inc.

Ibbotson Growth ETF Asset Allocation Portfolio (Class II)(1)	Capital appreciation	Asset allocation	The Ibbotson ETF Allocation Series are advised by ALPS Advisors, Inc. and are subadvised by Ibbotson Associates, Inc.

Ibbotson Aggressive Growth ETF Asset Allocation Portfolio (Class II)(1)	Capital appreciation	Asset allocation	The Ibbotson ETF Allocation Series are advised by ALPS Advisors, Inc. and are subadvised by Ibbotson Associates, Inc.

Name	Objective	Investment Type	Adviser

Davis Value Portfolio	Long-term capital growth	Large value	The Davis Value Portfolio is a series of the Davis Variable Account Fund and is advised by Davis Selected Advisers, L.P.

T. Rowe Price Equity Income Portfolio VIP II	Long-term capital appreciation	Large value	The T. Rowe Price Equity Income Portfolio VIP II is advised by T. Rowe Price Associates, Inc.

Wilshire Large Company Value Portfolio (Investment Class)	Long-term capital growth	Large value	The Wilshire Target Mutual Funds are advised by Wilshire Associates Incorporated.

Fidelity VIP Growth & Income Portfolio SC2	Current income/capital growth	Large core	The Fidelity VIP Growth and Income Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

Fidelity VIP Index 500 Portfolio SC2	Current income/capital growth	Large core	The Fidelity VIP Index 500 Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co. The Fidelity VIP Index 600 is managed by Goede, a subadvisor to the fund.

Wilshire 5000 Index Fund (Investment Class)	Capital growth	Large core	The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.

Wilshire VIT Equity Fund	Long-term capital growth	Large core	The Wilshire VIT Mutual Funds are advised by Wilshire Associates Incorporated.

AllianceBernstein VPS Large Cap Growth Portfolio(2)	Long-term capital growth	Large growth	The AllianceBernstein Large Cap Growth Portfolio is a series of the AllianceBernstein Variable Products Series Fund and is advised by AllianceBernstein L.P.

Delaware VIP US Growth Series — Service Class	Long-term capital growth	Large growth	The Delaware VIP US Growth Series is advised by Delaware Management Company, a series of Delaware Management Business Trust, which is an indirectly wholly-owned subsidiary of Delaware Management Holdings, Inc.

Fidelity VIP Growth Portfolio SC2	Capital growth	Large growth	The Fidelity VIP Growth Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

Wilshire Large Company Growth Portfolio (Investment Class)	Long-term capital growth	Large growth	The Wilshire Target Mutual Funds are advised by Wilshire Associates Incorporated.

AllianceBernstein VPS Small/Mid Cap Value Portfolio(2)	Long-term capital growth	Medium value	The Alliance Bernstein Variable Products Series Small/Mid Cap Value Portfolio is advised by AllianceBernstein L.P.

American Century VP Mid Cap Value	Long-term capital growth, income	Medium value	The American Century VP Mid Cap Value is advised by American Century Investment Management, Inc.

Ariel Fund®(2)	Long-term capital appreciation	Medium value	Ariel Fund is advised by Ariel Investments, LLC.
Goldman Sachs VIT Mid Cap Value	Long-term capital appreciation	Medium value	The Goldman Sachs VIT Mid Cap Value Fund is advised by Goldman Sachs Asset Management, L.P. (“GSAM”).

Name	Objective	Investment Type	Adviser

Fidelity VIP Mid Cap Portfolio SC2	Long-term capital growth	Medium core	The Fidelity VIP Mid Cap Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

Rainier Small/Mid Cap Equity Portfolio	Long-term capital growth	Medium core	The Rainier Small/Mid Cap Equity Portfolio is advised by Rainier Investment Management, Inc.

Calvert VP S&P MidCap 400 Index	Long-term capital growth	Medium core	The Calvert VP S&P MidCap 400 Index is advised by Calvert Investment Management, Inc.

Delaware VIP Smid Cap Growth Series — Service Shares	Long-term capital appreciation	Medium growth	The Delaware VIP Smid Cap Growth Series is advised by Delaware Management Company, a series of Delaware Management Business Trust, which is an indirectly wholly-owned subsidiary of Delaware Management Holdings, Inc.

Putnam VT Multi-Cap Growth Fund (IB Shares)(2)	Long-term capital appreciation	Medium growth	Putnam VT Multi-Cap Growth Fund is a series of the Putnam Variable Trust and is advised by Putnam Investment Management LLC.

Wells Fargo Advantage VT Discovery Fund(SM)	Long-term capital appreciation	Medium growth	The Wells Fargo Advantage VT Discovery Fund (SM) is subadvised by Wells Fargo Funds Management, LLC.

Royce Capital Fund Small-Cap Portfolio	Long-term capital growth	Small value	The Royce Capital Fund Small-Cap Portfolio is advised by Royce & Associated, LLC.

Wilshire Small Company Value Portfolio (Investment Class)	Long-Term Capital Growth	Small value	The Wilshire Mutual Funds are advised by Wilshire Associates Incorporated.

Dreyfus Investment Portfolios: Small Cap Stock Index Portfolio — Service Shares	Long-term capital growth	Small core	Dreyfus Investment Portfolios. Small Cap Stock Index Portfolio is advised by The Dreyfus Corporation.

Lazard Retirement US Small-Mid Cap Eq Ser	Long-term capital appreciation	Small core	The Lazard Retirement US Small-Mid Cap Equity Service is advised by Lazard Asset Management LLC.

Neuberger Berman Genesis Fund — Advisor Class	Capital growth	Small core	Neuberger Berman Genesis Fund — Advisor Class is advised by Neuberger Berman Management Inc. and subadvised by Neuberger Berman LLC. Management LLC.

AllianceBernstein VPS Small Cap Growth Portfolio	Long-term capital growth	Small growth	The AllianceBernstein VPS Small Cap Growth Portfolio is advised by AllianceBernstein L.P.

Wilshire VIT Small Cap Growth Fund	Long-term capital appreciation	Small growth	The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.

Fidelity VIP Emerging Markets SC2	Capital Appreciation	International	The Fidelity VIP Emerging Markets Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

Fidelity VIP Overseas Portfolio SC2	Long-term capital growth	International	The Fidelity VIP Overseas Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

Wilshire VIT International Equity Fund	Long-term capital growth	International	The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.

Name	Objective	Investment Type	Adviser

Wilshire VIT Socially Responsible Fund	Long-term capital growth; current growth of income	Specialty	The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.

Delaware VIP REIT Series (Service Class)	long-term total/Capital appreciation	Real estate	The Delaware VIP REIT Series is advised by Delaware Management Company, a series of Delaware Management Business Trust, which is indirectly wholly-owned subsidiary of Delaware Management Holdings, Inc.

Fidelity VIP High Income Portfolio SC2	High current income/Capital growth	High Yield Bond	The Fidelity VIP High Income Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

Fidelity VIP Investment Grade Bond Portfolio SC2	Current income	Corporate Bond	The Fidelity VIP Investment Grade Bond Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

Templeton Global Bond Securities Fund — Class 4	High current income/preservation of capital	Global Bond	The Templeton Global Bond Securities Fund is advised by Franklin Advisers, Inc.

Wilshire VIT Income Fund	Long-term total return	Corporate Bond	The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.

Wilshire VIT Balanced Fund(1)	Long-term total rate of return; capital appreciation	Balanced	The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.

T. Rowe Price Prime Reserve Portfolio	Current income/Preservation of capital	Money Market	The T. Rowe Price Prime Reserve Portfolio is advised by T. Rowe Price Associates, Inc.

(1)

Each of these Underlying Funds is considered a “fund of funds”. This means that the Underlying Fund purchases shares of other funds. A fund of funds may have higher expenses than funds investing directly in debt and equity securities.

(2)

On and after May 1, 2012, Participants may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Participants were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts.

AllianceBernstein VPS Large Cap Growth Portfolio

AllianceBernstein VPS Small/Mid Cap Value Portfolio

Ariel Fund®

Putnam VT Multi-Cap Growth Fund (IB Shares)

The Underlying Funds may sell shares to separate accounts established by other insurance companies to support variable annuity contracts and variable life insurance policies or qualified retirement plans, or to certain pension and retirement plans qualifying under Section 401 of the IRC. It is possible that, in the future, material conflicts could arise as a result of such “mixed and shared” investing.

The investment objectives and policies of certain Underlying Funds are similar to the investment objectives and policies of other mutual funds that may be managed by the same investment adviser or manager. The investment results of the Underlying Funds may differ from the results of these other mutual funds. There can be no guarantee, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other mutual fund, even if the other mutual fund has the same investment adviser or manager.

Availability of Options — Some Underlying Funds may not be available through certain Plans or in some states. For example, some Underlying Funds may be unavailable in a particular state due to state law limits on total aggregate charges applicable to investment options offered.

Limit on Number of Subaccounts Selected — HMLIC reserves the right to limit the number of Investment Options selected at one time during the accumulation phase or the annuitization phase of Your Certificate.

Selection of Underlying Funds — We select the Underlying Funds offered through the Contract based on several criteria, including asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capability and qualifications of each investment firm. Another factor We consider during the selection process is whether the Underlying Fund, its adviser or sub-adviser or an affiliate will make payments to Us or Our affiliates. (For additional information on these arrangements, see “Payments We Receive.”) We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability for new Net Premium and/or transfers of Participant Account Value if We determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from Participants. We do not provide investment advice and do not recommend or endorse any particular Underlying Fund. The Plan will determine which Investment Options are available for its Participants. You bear the risk of any decline in Your Variable Account Value resulting from the performance of the Underlying Funds You have chosen.

Separate Account Pricing Agreement — Effective April 15, 2005 HMLIC entered into an agreement with State Street Bank and Trust Company (“State Street”), a national banking association located at 801 Pennsylvania Avenue, Kansas City, MO 64105, to calculate the daily Accumulation Unit Value for each Subaccount and to maintain certain required accounting records.

Payments We Receive — As described above, an Underlying Fund or an investment advisor or a sub-advisor of an Underlying Fund (or its affiliates) may make payments to Us and/or certain of Our affiliates. For certain Underlying Funds, some or all of such payments may be made from 12b-1 fees or service fees that are deducted from the Underlying Fund assets. In a “fund of funds” situation, We and/or certain of Our affiliates may receive 12b-1 fees on assets in the funds within the fund of funds. In such cases, We (and Our affiliates) do not also receive 12b-1 fees from the fund of funds for those same assets. Other payments may be derived, in whole or in part, from the advisory fee deducted from Underlying Fund assets. Plan Participants, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees (see the prospectuses for the Underlying Funds for more information). The amount of the payments We (or Our affiliates) receive generally is based on a percentage of assets of the Underlying Fund attributable to the Certificates and certain other variable insurance products that We issue. These percentages differ and some Underlying Funds or their advisors or subadvisors (or their affiliates) may pay Us more than others. These percentages currently range up to 0.50%.

In addition, We receive payments from Wilshire Associates Incorporated, as a result of Our involvement in developing and launching the Wilshire Variable Insurance Trust Lifecycle Funds (“Lifecycle Funds”). These payments are derived from the advisory fees deducted from Lifecycle fund assets, which are paid by all investors in the Lifecycle Funds, including Participants who elect to allocate Net Premium or Account Value to one or more Lifecycle Funds.

Proceeds from certain of these payments may be used for any corporate purpose, including payment of expenses that We and/or Our affiliates incur in promoting, marketing and administering the Contracts (and the Certificates thereunder), and that We, in the role of intermediary, incur in promoting, marketing and administering the Underlying Funds. We and Our affiliates may profit from these payments.

Addition, Deletion, or Substitution of Underlying Funds — We do not guarantee that each Underlying Fund will always be available for investment through the Contract or the Certificates thereunder. We reserve the right, subject to compliance with applicable law, to add new underlying funds or classes of underlying funds, close existing Underlying Funds or classes of Underlying Funds, or substitute shares of a different underlying fund for Underlying Fund shares that are held by a Subaccount. New or substitute underlying funds may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will not add, delete or substitute any shares attributable to Your interest in a Subaccount without notice to You and prior approval of the SEC and any state governmental agency, to the extent required by the 1940 Act or other applicable law.

We also may establish or add new Subaccounts, remove existing Subaccounts, or combine Subaccounts. We also reserve the right to deregister the Separate Account, or to operate the Separate Account in another form permitted by law.

Voting Rights — We are the legal owner of the Underlying Fund shares held in the Separate Account and have the right to vote on all matters submitted to Underlying Fund shareholders. Nevertheless, unless otherwise restricted by the Plan under which a Certificate is issued, each Participant has the right to instruct HMLIC with respect to voting his or her interest in the shares of the Underlying Funds held by the Separate Account at all shareholder meetings.

Participants will receive various materials, such as proxy materials and voting instruction forms, that relate to voting Underlying Fund shares. The number of votes that a Participant may cast is based on the number of Accumulation Units or Annuity Units owned as of the record date of the shareholder meeting.

We will vote all of the shares We own, including those for which We have received no instructions and those attributable to investment by HMLIC, in proportion to the vote by Participants who have Separate Account units, as long as such action is required by law. Therefore, the outcome of the vote could be decided by a few Participants who provide timely voting instructions. Should federal securities laws, regulations, or interpretations change, We may elect to vote Underlying Fund shares in Our own right. If required by state insurance officials, or if permitted under federal regulations, We may disregard certain Participant voting instructions under certain circumstances.

The Contract

Who owns the money accumulated under the Contract?

Under the Contract, We may establish one or more accounts for You. Generally, We establish a Certificate Account to receive salary reduction and rollover amounts and a Contract Account to receive employer amounts. You have the right to the value of Your Certificate Account and any Contract Account established on Your behalf.

Participants’ Rights

The Contract and the Certificates thereunder will be issued under a Qualified Plan, as defined in this prospectus, and are subject to certain tax restrictions. See “Tax Consequences.”

To participate in a Qualified Plan, the Participant may be required to forego certain rights granted by the Certificate and should refer to the provisions of his or her Certificate, the provisions of the Plan and/or applicable provisions of the IRC.

Unless otherwise provided by law, and subject to the terms of any governing Plan, or to the rights of any irrevocable beneficiary, the Participant may exercise all privileges of ownership, as defined in the Certificate. These privileges include the right during the period specified in the Certificate to change the beneficiary, and to agree to a modification of the Certificate terms. When multiple Certificate numbers, with the same first nine digits in the Certificate numbers, are used to segregate multiple sources of funds for a Participant, such as employee versus employer, beneficiaries must be consistent for all such Certificate numbers, and the death benefit will be determined as the aggregate death benefit for all such Certificate numbers. No designation or change in designation of a beneficiary will take effect unless We receive written request therefor at Our Home Office or the Participant completes the beneficiary change request on Our secure website. The request will take effect as of the date We receive it, subject to payment or other action taken by Us before Your request was received. An assignment of ownership of a Certificate issued under a Qualified Plan is generally prohibited.

Purchasing a Certificate

To purchase a Certificate, You must complete an enrollment form bearing all requested signatures and a suitability form. For 457(b) and 401 Plans the employer will purchase the Certificate on behalf of the employee/ Participant, but the Participant will still be required to complete an enrollment form and suitability form.

Enrollment forms are to be sent to Our Home Office. If the appropriate broker-dealer has approved the suitability of the sale, Your enrollment form is complete and Your initial premium payment has been received at Our Home Office, We will issue Your Certificate within two business days of receipt, and credit Your initial Net Premium to Your Certificate. We deem receipt to occur on a Valuation Date if We receive Your properly completed enrollment form and premium payment at Our Home Office before 3:00 p.m. Central Time. If received after 3:00 p.m. Central Time, We deem receipt to occur on the following Valuation Date.

If an incomplete enrollment form is received, HMLIC will promptly request additional information needed to process the enrollment form. Any initial premium payment received by HMLIC will be held in a suspense account, without interest, for a period not exceeding five business days unless otherwise directed by the Participant. If the necessary information is not received within these five business days HMLIC will return any initial premium payment received by HMLIC, unless otherwise directed by the Participant.

Although We do not anticipate delays in Our receipt and processing of enrollment forms or premium payments, We may experience such delays to the extent agents fail to forward enrollment forms and premium payments to Our Home Office on a timely basis.

Canceling the Certificate

You have the right to cancel the Certificate for any reason within 30 days after You receive the Certificate. To cancel a Certificate, You must provide written notice of cancellation and return the Certificate to Us at Our Home Office, or to the agent who sold it, within this “free look period.” HMLIC will refund the greater of: (1) the premium payments made for the Certificate, less any withdrawals and any outstanding loan balance; or (2) the Participant Account Value minus any applicable premium bonus as of the date the returned Certificate was received. We will pay the refund within 7 calendar days after We receive the Certificate. Upon return of the Certificate, it will be deemed void.

Premium Payments

Amount and Frequency of Premium Payments — Net Premium allocated to the Separate Account will be applied at the applicable Accumulation Unit Value next determined following receipt in good form. Any Net Premium received and considered to be in good form will be credited on the Valuation Date of receipt. We deem receipt to occur on a Valuation Date if We receive premium at Our Home Office before 3:00 p.m. Central Time on that day. If received after 3:00 p.m. Central Time, We deem receipt to occur on the following Valuation Date. HMLIC pays a premium bonus under Certificates to which the premium bonus rider is attached. See “Charges for Optional Riders — Premium Bonus Rider”, below. HMLIC limits the maximum cumulative premium to $1 million, without Our prior approval.

The IRC limits the amounts that may be contributed to Qualified Plans. See “Tax Consequences Contribution Limitations and General Requirements Applicable to Qualified Plans.”

Allocation of Net Premium — When You complete Your enrollment form, You will give Us instructions on how to allocate Your Net Premium among the Investment Options. The amount You direct to a particular Investment Option must be in whole number percentages from 5% to 100% of the Net Premium. If You make additional premium payments, We will allocate the Net Premium in the same manner as Your initial Net Premium unless You change the allocation percentages. A request to change the allocation of premium payments will be effective on the Valuation Date of receipt of the request by HMLIC’s Home Office unless a future date is requested. The Participant may request a change of allocation at any time.

Accumulation Units and Accumulation Unit Value — Net Premium allocated to the Separate Account is credited on the basis of Accumulation Unit Value. The number of Accumulation Units purchased by Net Premium is determined by dividing the dollar amount credited to each Subaccount by the applicable Accumulation Unit Value next determined following receipt of the payment at Our Home Office. The value of an Accumulation Unit is affected by the investment experience of the Underlying Fund, operating expenses of the Underlying Fund and the deduction of certain charges under the Certificate.

Accumulation Units are valued on each Valuation Date. If We receive Your premium payment before 3:00 p.m. Central Time (or before the close of the New York Stock Exchange, if earlier), We will process the order using the applicable Subaccount Accumulation Unit Value determined at the close of that Valuation Date. If We receive Your premium payment at or after 3:00 p.m. Central Time (at or after the close of the New York Stock Exchange, if earlier), We will process the order using the applicable Subaccount Accumulation Unit Value determined at the close of the next Valuation Date.

The Accumulation Unit Value of a Subaccount for any Valuation Period is equal to:

•	the net asset value of the corresponding Underlying Fund attributable to the Accumulation Units at the end of the Valuation Period;
•	plus the amount of any income or capital gain distributions made by the Underlying Fund during the Valuation Period;
•	minus the dollar amount of the mortality and expense risk fee and applicable rider charges We deduct for each day in the Valuation Period;
•	divided by the total number of Accumulation Units outstanding at the end of the Valuation Period.

Transactions

Good Form — The information in this section of the prospectus sets forth specific information and documentation that must be received by Us at Our Home Office in order to process requests for certain types of transactions. In addition to the specific requirements set forth below, Your instructions must be sufficiently clear so that We do not need to exercise any discretion to follow such instructions; and We must receive all of the information and supporting legal documentation We require in order to effect the transaction. Transaction requests made with such instructions, and including such information and supporting documentation, are referred to in this prospectus as being “in good form”.

Transfers — Subject to certain restrictions, You may transfer amounts from one Subaccount to another, and to and from the Fixed Account of the Certificate, at any time before the Annuity Date. We reserve the right to limit transfers from the General Fixed Account before the Annuity Date as follows and, therefore, You should carefully consider whether investment in the General Fixed Account meets your investment criteria:

•	No more than 25% of the General Fixed Account value can be transferred to one or more Guarantee Period Accounts or Subaccounts during a 365 day period.

•

If a request to transfer the total General Fixed Account value to one or more Guarantee Period Accounts or Subaccounts is received, the General Fixed Account value will be transferred over a four-year period. No more than 25% of the amount will be transferred in any year prior to the year of the final transfer.

Transfers from the Guarantee Period Accounts may be subject to a Market Value Adjustment. See Your Certificate for details.

We may not accept or We may defer transfers at any time that We are unable to purchase or redeem shares of an Underlying Fund. We reserve the right to terminate the transfer privilege at any time for all Participants. We also reserve the right to restrict or terminate the transfer privilege for any specific Participant if, in Our judgment, the Participant is using the Certificate for the purposes of market timing or for any other purpose that We, in Our sole discretion, determine to be potentially detrimental to other shareholders of an Underlying Fund. See the “Market Timing” section below.

You may transfer value from one existing Investment Option into other Investment Options. We reserve the right to limit the number of Investment Options You can choose to transfer into. The minimum amount that can be transferred is $100 or the entire dollar value of the Investment Option, whichever is less. A transfer may not leave an Investment Option with a balance of less than $100.

A Participant may elect to transfer funds between Subaccounts and the Fixed Account by submitting a written request to Us at P.O. Box 4657, Springfield, IL 62708-4657, by sending a telefacsimile (FAX) transmission request to (877) 832-3785, by telephoning (800) 999-1030 (toll-free), or by accessing Our website at horacemann.com and looking in the “My Account” section.

Caution: Telephone and computer systems may not always be available. Any telephone or computer systems, whether Yours, Your service provider’s, Your agent’s, or Our’s, can experience outages or slowdowns for a variety of reasons. These outages may delay or prevent Our processing of Your transaction request. If You experience technical difficulties or problems, You should make Your transaction request in writing to Our Home Office. You also should protect Your validating information, because self-service options will be available to anyone who provides Your validating information. We will not be able to verify that the person providing electronic transfer instructions via automated telephone or online systems and providing validating information is You or is authorized by You.

Depending on the means used to request a transfer, the request must: (1) be signed by the Participant or, for telephone and website transactions, accompanied by validating information, (2) include the name of the Participant and the Certificate number, and (3) specifically state the dollar amount, a whole percentage, or the number of Accumulation Units to be transferred. The request also must specify the Investment Options from which and to which the transfer is to be made. Transfers are effective on the Valuation Date of receipt of the request in good form at Our Home Office unless a future date is requested. See “Other Information — Forms Availability.”

On and after May 1, 2012, no new transfers are allowed to the following Subaccounts:

AllianceBernstein VPS Large Cap Growth Portfolio

AllianceBernstein VPS Small/Mid Cap Value Portfolio

Ariel Fund®

Putnam VT Multi-Cap Growth Fund (IB Shares)

Dollar Cost Averaging — Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities is averaged over time and possibly over various market cycles. Dollar cost averaging transfers are completed by periodically transferring equal amounts of money. You may preschedule a series of transfers between Investment Options to take advantage of dollar cost averaging. You may select from a 3-month, 6-month or 12-month period to complete the dollar cost averaging program. The minimum amount to be transferred to any one Investment Option is 5%. HMLIC reserves the right to limit the number of Investment Options and which Investment Options are available for the dollar cost averaging program. You may request dollar cost averaging by submitting a written request to Us at P.O. Box 4657, Springfield, IL 62708-4657, by sending a telefacsimile (FAX) transmission request to (877) 832-3785, by telephoning (800) 999-1030 (toll-free) or by accessing Our website at horacemann.com and looking in the “My Account” section. This option is only available before the Annuity Date.

The transfers will begin on the Valuation Date of receipt of the request in good form in HMLIC’s Home Office and will continue on this day each month until the program is completed. If the original request is received on the 29th, 30th or 31st of the month, all subsequent transfers will be processed as of the 28th of the month. If You should decide to cancel an existing dollar cost averaging program, You must notify HMLIC’s Home Office either by writing to P.O. Box 4657 Springfield, IL 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785 or by accessing Our website at horacemann.com and looking in the “My Account” section.

Because the values of the Subaccounts from which the transfers may occur may decrease over time, the dollar cost averaging program may conclude earlier than scheduled. In addition, the last dollar cost averaging transfer may be for less than all prior transfers. Finally, the value of a Subaccount may increase and result in a balance remaining at the end of the period selected.

All requests must identify the Participant’s name and Certificate number, specify the Investment Options to be utilized and the amounts to be taken from each, and include proper authorization, such as a signature on a form or validating information if using the telephone or Our website.

On and after May 1, 2012, no new dollar cost averaging programs are allowed to start to the following Subaccounts:

AllianceBernstein VPS Large Cap Growth Portfolio

AllianceBernstein VPS Small/Mid Cap Value Portfolio

Ariel Fund®

Putnam VT Multi-Cap Growth Fund (IB Shares)

Rebalancing — Rebalancing is the periodic adjusting of Investment Option balances to maintain a pre-established asset allocation strategy. You may request a rebalancing of Your Participant Account Value either once or on a periodic basis.

For periodic rebalancing requests, You may select from a quarterly, semiannual or annual period. Rebalancing is continuous for the period(s) selected unless changed or discontinued by the Participant. The minimum percentage that may be transferred to any one Investment Option is 5%. HMLIC reserves the right to limit the number of Investment Options and which Investment Options are available for the rebalancing program.

HMLIC also reserves the right to require a minimum account value of no greater than $5,000 before a request for rebalancing is accepted. You may request rebalancing by submitting a written request to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, IL 62708-4657, by sending a telefacsimile (FAX) transmission request to (877) 832-3785, by telephoning (800) 999-1030 (toll-free) or by accessing Our website at horacemann.com and looking in the “My Account” section. This option is only available before the Annuity Date.

Rebalancing will begin on the Valuation Date of receipt of the request in good form in Our Home Office. For periodic rebalancing requests, subsequent rebalancing of Your Participant Account Value will continue to occur on the same calendar day of each scheduled month. If the original request is received on the 29th, 30th or 31st of the month, all subsequent rebalancing of Your Participant Account Value will be processed as of the 28th of the month. If You should decide to cancel an existing rebalancing program, You must notify Our Home Office either by submitting a written request to Us at P.O. Box 4657, Springfield, IL 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785 or by accessing Our website at horacemann.com and looking in the “My Account” section.

All requests must identify the Participant’s name and Certificate number, specify the Investment Options and the percentage to be maintained in each option, and include proper authorization, such as a signature on a form or validating information if using the telephone or Our website.

On and after May 1, 2012, no new rebalancing programs are allowed to start to the following Subaccounts:

AllianceBernstein VPS Large Cap Growth Portfolio

AllianceBernstein VPS Small/Mid Cap Value Portfolio

Ariel Fund®

Putnam VT Multi-Cap Growth Fund (IB Shares)

Changes to Premium Allocations — A Participant may elect to change the allocation of future Net Premium at any time by mailing a written request to HMLIC at P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785, or by accessing Our website at horacemann.com and looking in the “My Account” section. Depending on the means used to request a change, the request must: (1) be signed by the Participant or, for telephone and website transactions, accompanied by validating information, (2) include the Participant’s name and Certificate number, and (3) specify the new allocation percentage for each Investment Option (in whole percentages). Allocations made to the Investment Options must total 100%. HMLIC reserves the right to restrict the minimum Net Premium amount allocated to any Investment Option in any given Certificate Year to $100. Changes in allocation instructions are effective on the Valuation Date of receipt of the request in good form by Our Home Office unless You specify a later date. See “Other Information — Forms Availability.”

On and after May 1, 2012, Participants are not allowed to begin or increase allocations to the following Subaccounts:

AllianceBernstein VPS Large Cap Growth Portfolio

AllianceBernstein VPS Small/Mid Cap Value Portfolio

Ariel Fund®

Putnam VT Multi-Cap Growth Fund (IB Shares)

Market Timing — The Certificates and the Subaccounts are not designed for “market timing” through frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. HMLIC discourages and does not accommodate frequent transfers among the Subaccounts or between the Subaccounts and the Fixed Account. Trading strategies that seek to benefit from short-term price fluctuations or price irregularities cause disruption to the Underlying Funds’ investment strategies, with potential resulting harm to performance and increased trading costs or Underlying Fund expenses, and are thereby potentially harmful to Underlying Fund shareholders, generally and Participants and their Certificate performance, more specifically.

If We determine, in Our sole discretion, that Your transfer patterns among the Subaccounts reflect a market timing strategy, We will take action to protect the other Participants. In making these determinations, We may consider the combined transfer activity of Certificates that We believe are under common ownership, control or direction. HMLIC does not include transfers made pursuant to dollar cost averaging or rebalancing when considering whether to take action. HMLIC applies its market timing policies and procedures uniformly to all Participants of Contracts offered under this prospectus.

We reserve the right to restrict or terminate the transfer privilege for any specific Participant if, in Our judgment, the Participant is using the Certificate for the purposes of market timing or for any other purpose that We, in Our sole discretion determine to be potentially detrimental to other shareholders of an Underlying Fund. We may require future transfer requests under the Certificate to be submitted with an original signature via U.S. Mail for a finite period of time or for the duration of the Certificate. If this restriction is imposed, We will reverse within one business day any transaction inadvertently processed that is not in compliance with the restriction. You will receive written confirmation of any such reversal.

If HMLIC determines that You are engaging in a pattern of transfers that reflects a market timing strategy or is potentially harmful to other Participants, it will notify You in writing of any restrictions.

The detection and deterrence of market timing involves judgments that are inherently subjective. Our ability to detect such activity may be limited by operational and technological systems, as well as Our ability to predict strategies employed by others to avoid detection. Accordingly, there is no assurance that We will deter all market timing activity. Therefore, Participants may be subject to the risks described above.

The Underlying Funds may have their own policies and procedures with respect to frequent purchases and redemptions of their shares, which are described in the Underlying Fund prospectuses. For example, Underlying Funds may assess a redemption fee (which We reserve the right to collect) on shares held for a relatively short period of time. Such policies and procedures may be more or less restrictive than HMLIC’s policies and procedures. As a result, We may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds. However, We reserve the right to defer or restrict transfers at any time that We are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions as a result of the frequent trading policies and procedures of the Underlying Funds. HMLIC also reserves the right to administer redemption fees imposed by one or more of the Underlying Funds. The prospectuses of the Underlying Funds include more details on the ability of the Underlying Funds to refuse or restrict purchases or redemptions of their shares.

Participants should be aware that We are required to provide to an Underlying Fund, promptly upon request, certain information about the trading activity of individual Participants, and to restrict or prohibit further purchases or transfers by specific Participants identified by the Underlying Fund as violating the frequent trading policies established for that Underlying Fund.

Surrender or Withdrawal Before Commencement of Annuity Period — Participant Account Value may only be withdrawn from Qualified Plans under certain circumstances. (See “Tax Consequences.”) However, if not restricted by the IRC or applicable Plan under which the Certificate is issued, You may surrender the Certificate or withdraw part of Your Participant Account Value for cash before Annuity Payments begin. Any partial withdrawal is subject to a $100 minimum and may not reduce the Participant’s interest in an Investment Option to less than $100.

The surrender or partial withdrawal of Variable Account Value (rollover, exchange, etc.) is determined on the basis of the Accumulation Unit Value next computed following the receipt of a request for surrender or partial withdrawal in good form in Our Home Office unless a future date is requested. A surrender or partial withdrawal may result in adverse federal income tax consequences to the Participant. These consequences include current taxation of payments received, and may include penalty taxes resulting from premature distribution. (See “Tax Consequences.”)

A Participant eligible to surrender or request a partial withdrawal may elect to do so by submitting a signed HMLIC form to HMLIC at Our Home Office at P. O. Box 4657, Springfield, Illinois 62708-4657. The kind of HMLIC form to be used will depend on whether any proceeds from the withdrawal/surrender are to be sent to any party other than the Participant. A Participant may request a HMLIC withdrawal/surrender form by writing to P.O. Box 4657, Springfield, Illinois 62708-4657, or by calling 800-999-1030 or may download the form on Our secure website at horacemann.com. Depending on the volume of transaction requests received at Our Home Office, We may take up to 5 business days following Our receipt of a request for a withdrawal/surrender form to mail the form. Telefacsimile (FAX) transmissions and photocopies of the withdrawal/surrender request will be accepted only if all withdrawal/surrender proceeds are to be sent to the Participant and the request, if sent by FAX, is sent to (877) 832-3785. When a request is received by FAX and the withdrawal/surrender proceeds exceed $250,000, We will confirm receipt of the request with the Participant. Telefacsimile (FAX) transmissions and photocopies of the withdrawal/surrender request will not be accepted if any proceeds of the withdrawal/surrender are not to be sent to the Participant. See “Tax Consequences” and “Other Information — Forms Availability.” Additional forms or requirements may be imposed by the employer.

Withdrawals and surrenders will be processed either on a Valuation Date specified by You in a request, provided the date specified occurs on or after receipt of the request in good form at Our Home Office, or on the Valuation Date of such receipt. For Your protection, We will send a confirmation letter on all address changes. If You have requested an address change within 15 days prior to Your surrender or withdrawal request, We will hold Your request until We have acquired confirmation of the correct address. Upon receipt of Your confirmation of the address, We will consider the surrender or withdrawal request to be received in good form.

We may apply a surrender charge based on the Premium Year of each premium payment. We make withdrawals from Your Participant Account Value in the following order:

1.	from the premium payment paid on a first in first out basis; then

2.	from Variable Account earnings, any Fixed Account interest and any premium bonuses paid.

Premium bonuses (if applicable) and any earnings thereon are treated as earnings under a Certificate for purposes of the surrender charge. We do not assess a surrender charge on Certificate earnings.

If a withdrawal or surrender is taken from a Guarantee Period Account, a Market Value Adjustment may also be applied. See Your Certificate for specific details.

Under conditions set forth in the Contract (and Your Certificate), We may waive any applicable surrender charges and any Market Value Adjustment on withdrawals or surrenders of cumulative amounts of premium payments received for Your Certificate and not assumed to have been withdrawn previously. When a withdrawal occurs for which surrender charges are waived, no premium payment is assumed to have been withdrawn. Once a premium payment is assumed to be withdrawn for surrender charge purposes, it will not be assumed to be withdrawn for any subsequent withdrawal or surrender. Surrender charges on all premium payments cease on the Certificate Anniversary stated in Your Certificate. See Your Certificate for the specific details.

The applicable surrender charge will be deducted from the amount withdrawn and the balance will be paid to You. For example, given a single premium payment of $10,000 to the Variable Account and a 5% surrender charge, a request to withdraw $3,000 will result in a surrender charge of $3,000 × 5% = $150, which will be deducted from the withdrawal and the balance of $2,850 would be paid to You. Withdrawals are assumed to be from premium first, so the entire withdrawal would be assumed to be from the premium. Any taxes withheld will reduce the dollar amount of the distribution received. When You wish to receive a certain amount after the deduction of any surrender charges or applicable taxes, this is called a net withdrawal. We will determine what the total withdrawal and applicable charges would be to result in a desired net withdrawal when possible. In order for You to receive a net withdrawal of $3,000 in this example, We would need to withdraw $3,158 from Your account raising the surrender charge to $3,158 × 5% = $158 with the balance of $3,000 paid to You.

The surrender charge is assessed on the basis of the premium payments surrendered or withdrawn and will never exceed 9% of Your total Net Premium during the lifetime of the Certificate as required by SEC regulations, because the maximum surrender charge as determined by HMLIC is guaranteed not to exceed 8%.

If premium taxes are deducted before surrender or withdrawal, any reduction of HMLIC’s premium tax liability resulting from the surrender or withdrawal will be to HMLIC’s benefit.

If You request a withdrawal for hardship purposes from Your 403(b) Certificate or from Your employer’s 401(k) plan using the safe harbor regulations of the IRC, You will be suspended from making contributions to this and all other retirement plans of Your employer for six months (or an additional period of time as may be provided in Your employer’s Plan). You should consult with Your Plan administrator for further guidance before making a hardship withdrawal. After the six-month period (or other applicable period) is completed, You may resume making contributions.

Systematic Withdrawals — You may select systematic withdrawals, and You may choose monthly, quarterly, semi-annual or annual withdrawals. The 29th, 30th and 31st days of the month are not allowed as start dates. Each withdrawal must be for at least $100 and the minimum duration is 12 months. HMLIC may restrict some Investment Options from being available for this program. Any applicable surrender charges and Market Value Adjustment will apply. Only one systematic withdrawal option can be effective at one time. The systematic withdrawal option is not available on Certificates with an active dollar cost averaging program. HMLIC provides the following systematic withdrawal options:

•	Required minimum distribution — Allows You to receive Your Required Minimum Distribution periodically throughout the calendar year.
•

Free out only — Allows You to receive Your Certificate free out amount in periodic payments through the year. Your Certificate free out is the amount You are allowed to withdraw each year without incurring any Certificate charges or Market Value Adjustments.

•	Interest only — Allows You to receive the interest earned in the Fixed Account under Your Certificate in periodic payments through the year.
•	Fixed amount — Allows You to receive a specified amount in periodic payments.
•	Percent of account value — Allows You to withdraw a percentage of the Participant Account Value in periodic payments.
•	Substantially equal periodic payments — Allows You to receive periodic payments throughout a year as required by the IRC and related rules to receive withdrawals without penalty prior to age 59 1/2.

A Participant eligible for systematic withdrawals may elect this option by submitting a signed, HMLIC form to HMLIC at Our Home Office at P.O. Box 4657, Springfield, Illinois 62708-4657. A Participant may request a HMLIC systematic withdrawal form by writing to P.O. Box 4657, Springfield, Illinois 62708-4657 or by calling 800-999-1030 or by accessing Our secure website at horacemann.com and looking in the “My Account” section.

Payments We Make — HMLIC ordinarily completes a transaction within seven calendar days after receipt of a request in good form to transfer, surrender, partially withdraw or commence Annuity Payments. The value of a Certificate is determined as of the Valuation Date on which a transaction request in good form is received. However, determination of Participant Account Value and processing the transaction may be deferred for: (1) any period during which the NYSE is closed for other than customary weekend or holiday closings, or during which trading on the NYSE is restricted by the Securities and Exchange Commission (“SEC”); (2) any period when the SEC determines that an emergency exists that makes it not reasonably practical to sell securities or to fairly determine Accumulation Unit Values or Annuity Unit Values; or (3) any other period designated by the SEC to protect persons with interests in the Separate Account. In addition, if pursuant to SEC rules, the T. Rowe Price Prime Reserve Portfolio suspends payment of redemption proceeds in connection with a liquidation of the Portfolio, We will delay the payment of any transfer, surrender, partial withdrawal, loan (if applicable) or Annuitized Value from the Portfolio until the Portfolio is liquidated.

We reserve the right to defer payment of amounts from the Fixed Account for up to six months after receipt of Your written request in good form, but only after We have made a written request and received written approval of the insurance department of the state in which the Contract Owner is located. We will pay interest from the date of receipt of Your written request in good form on any payment deferred for 30 days or more at the applicable interest rate.

If You have submitted a check or draft to Our Home Office, We have the right to defer payment of surrenders, withdrawals, death benefit proceeds, or payments under a settlement option until the check or draft has been honored.

If mandated under applicable law, We may be required to reject a premium payment and/or block a Participant’s account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans (if applicable), or death benefits until instructions are received from the appropriate regulators. We also may be required to provide additional information about a Participant or a Participant’s Account to governmental regulators.

Confirmations — HMLIC mails written confirmations of premium payments and systematic withdrawals to Participants on a quarterly basis within five business days following the end of each calendar quarter. Written confirmations of transfers, changes in allocations, withdrawals (other than systematic withdrawals) and surrenders are mailed to Participants within seven calendar days of the date the transaction occurred.

If a Participant believes that the confirmation statement contains an error, the Participant should notify HMLIC as soon as possible after receipt of the confirmation statement. Notice may be provided by writing to HMLIC, P. O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (877) 832-3785, or by telephoning (800) 999-1030 (toll free).

Deductions and Expenses

We make certain charges and deductions under the Certificates. These charges and deductions compensate Us for: services and benefits We provide; costs and expenses We incur; and risks We assume. The fees and charges deducted under the Certificate may result in a profit to Us.

Services and Benefits We Provide:

•	the death benefit, and cash benefits under the Certificates
•	Investment Options, including Net Premium allocations
•	administration of elective options
•	the distribution of reports to Contract Owners and Participants
•	Annuity Payment options

Costs and Expenses We Incur:

•	costs associated with processing applications and enrollment forms and with issuing and administering the Contracts and Certificates
•	overhead and other expenses for providing services and benefits, sales and marketing expenses, including compensation paid in connection with the sale of the Contracts and the Certificates thereunder
•	other costs of doing business, such as collecting premium payments, maintaining records, effecting transactions, and paying federal, state and local premium, and other taxes and fees
•	costs associated with acting as an approved investment provider in an employer’s plan such as recordkeeping fees or administration fees (for example, third party administrator fee)

Risks We Assume:

•	that the costs of providing the services and benefits under the Contracts and Certificates exceed the charges We deduct

Waiver, Reduction or Elimination of Deductions and Expenses — We may reduce, waive or eliminate any of the deductions or expenses for the Contract and Certificates under a particular Plan. Any such reduction will reflect the differences We expect in distribution costs or services meant to be defrayed by such charges. Factors We consider for a reduction, waiver or elimination of deductions or expenses include, but are not limited to, the following:

•	The number of Participants under the Plan;
•	The type and nature of the group to which a Contract is issued;
•	The expected level of assets and/or cash flow under the Plan;
•	Our agents’ involvement in sales activities;
•	Our sales-related expenses;
•	Distribution provisions under the Plan;
•	The Plan’s purchase of one or more other variable annuity contracts from Us and the features of those contracts;
•	The level of employer involvement in determining eligibility for distributions under the Certificates;
•	Our assessment of the financial risk to Us relating to withdrawals;
•	Whether the Contract results from the exchange of another contract issued by Us to the sponsor of the Plan; and
•	Features of the Plan.

We will not reduce, waive or eliminate any deduction or expense in a manner that is unfairly discriminatory against any person.

We may also apply different deduction and expense provisions in Contracts issued to certain employer groups or associations that have negotiated the Contract terms on behalf of their employees. We will offer any resulting deduction or expense uniformly to all employees in the group.

All charges, deductions and expenses applicable to Your Certificate will be stated in Your Certificate.

Premium Taxes — Certain state and local governments levy a premium tax, currently between 0% and 1%. We will deduct any premium taxes relating to the Certificates from the premium or from the Annuitized Value, when applicable. The amount of such premium taxes, if any, and the time of deduction of those taxes will be determined by the Participant’s current place of residence.

Surrender Charges — If You make a withdrawal or surrender under the Certificate, HMLIC will assess a charge to compensate Us for the cost of selling the Certificate.

The surrender charge will never be greater than the schedule below:

Premium Year	Percentage of Premium
1	8%
2	7.5%
3	7%
4	6%
5	5%
Thereafter	0%

In no event will the surrender charge apply after the 10th Certificate Anniversary.

Withdrawals may not be made from Qualified Plans (other than IRAs), except under certain circumstances. (See “Tax Consequences.”) However, if not restricted by the IRC or applicable Plan under which the Certificate is issued, a Participant may surrender the Certificate in whole or withdraw a portion of the Participant Account Value for cash before Annuity Payments begin.

In some situations, You may make a withdrawal with no Surrender Charge. Please see Your Certificate for further details. For further information regarding surrender or withdrawals see “The Contract — Transactions — Surrender or Withdrawal Before Commencement of Annuity Period.”

Annual Maintenance Fee — We will deduct an annual maintenance fee of no more than $36 from each Certificate on each Certificate Anniversary. This fee will be waived if the Participant Account Value equals or exceeds $50,000 at the time the fee is assessed. We will deduct a proportionate amount of the annual maintenance fee upon the surrender of a Certificate. If the Participant has multiple deferred annuity contracts or certificates with Us, We will combine the values of all such contracts/certificates to determine whether the $50,000 value has been met. We sometimes use multiple Certificate numbers, with the same first nine digits in the numbers, to segregate multiple sources of funds for a Participant, such as employee versus employer. In these situations, We will deduct only one annual maintenance fee per year for those multiple Certificate numbers.

The annual maintenance fee ceases when You apply the Annuitized Value to an Annuity Payment option. The annual maintenance fee is intended to reimburse HMLIC for actual expenses incurred in administering the Certificates. We do not expect to profit from such fee and assume the risk that this annual maintenance fee may be insufficient to cover the actual costs of administering the Certificates.

Mortality and Expense Risk Fee (“M&E Fee”) — For assuming mortality and expense risk, We apply an asset charge to the Subaccounts for the life of the Certificate. This fee may not exceed the annual rate of 1.25% of the daily net assets of the Separate Account (0.45% for mortality risk, and 0.80% for expense risk; these may vary from time to time); however, We reserve the right to change the fee (subject to the 1.25% ceiling) in the future. The fee is computed on a daily basis.

If this charge, combined with any other charges under the Group Contract and the Certificates thereunder, does not cover Our total costs for services rendered and expenses incurred, We absorb the loss. Conversely, if the fees and charges more than cover Our actual costs, the excess is added to Our surplus.

Charges for Optional Riders

Guaranteed Minimum Death Benefit Rider — Step-up with Return of Premium — If this rider is selected, You will pay a charge not to exceed 0.20%* annually of Your average Participant Account Value. We will deduct any Variable Account charge for this rider from the Variable Account as a percentage of Your average Variable Account Value. We will deduct any Fixed Account charge for this rider from any applicable premium bonus, any interest We pay on the premium bonus, and any interest We may pay in excess of the Fixed Account guaranteed interest with respect to any other amount held in the Fixed Account. We will compute any charge for the Fixed Account and the Variable Account on a daily basis. The charge for this rider will continue until You apply the Annuitized Value to an Annuity Payment option.

Guaranteed Minimum Death Benefit Rider — Return of Premium with Interest — If this rider is selected, You will pay a charge not to exceed 0.30%* annually of Your average Participant Account Value. We will deduct any Variable Account charge for this rider from the Variable Account as a percentage of Your average Variable Account Value. We will deduct any Fixed Account charge for this rider from any applicable premium bonus, any interest We pay on the premium bonus, and any interest We may pay in excess of the Fixed Account guaranteed interest with respect to any other amount held in the Fixed Account. We will compute any charge for the Fixed Account and the Variable Account on a daily basis. The charge for this rider will continue until You apply the Annuitized Value to an Annuity Payment option.

Guaranteed Minimum Death Benefit Rider — Return of Premium — If this rider is selected, You will pay a charge not to exceed 0.05% annually of Your average Participant Account Value. We will deduct any Variable Account charge for this rider from the Variable Account as a percentage of Your average Variable Account Value. We will deduct any Fixed Account charge for this rider from any applicable premium bonus, any interest We pay on the premium bonus, and any interest We may pay in excess of the Fixed Account guaranteed interest with respect to any other amount held in the Fixed Account. We will compute any charge for the Fixed Account and the Variable Account on a daily basis. The charge for this rider will continue until You apply the Annuitized Value to an Annuity Payment option.

*	If both the Guaranteed Minimum Death Benefit Rider — Step-up with Return of Premium and the Guaranteed Minimum Death Benefit Rider — Return of Premium with Interest are selected the total annual charge for both riders will not exceed 0.40% of Your average Participant Account Value.

Premium Bonus Rider — This option provides for a credit of a percentage of premium We receive at Our Home Office during the period of time specified in Your Certificate. This rider will only be included or offered if negotiated by the employer and HMLIC as part of the Contract. Where the rider is included or offered, the premium bonus may be any percentage between 0% and 5% and will never be paid longer than 5 years. There may be a separate charge for this rider. Even if there is no separate charge for this rider, including this bonus feature may result in a longer surrender charge period, higher surrender charges, a higher mortality and expense risk fee and/or a lower credited rate on the Fixed Account than if the rider had not been included, and this rider may be beneficial to You only if You own a Certificate for a sufficient length of time. Where including a premium bonus results in higher surrender charges and/or a longer surrender charge period, the amount of the premium bonus may be more than offset by the surrender charges associated with the bonus if You fail to own a Certificate for a sufficient length of time. Any separate charge for this rider will not exceed 0.50% annually of Your average Participant Account Value. We will deduct any Variable Account charge for this rider from the Variable Account as a percentage of Your average Variable Account Value. We will deduct any Fixed Account charge for this rider from any applicable premium bonus, any interest We pay on the premium bonus and any interest We may pay in excess of the Fixed Account guaranteed interest with respect to any other amount held in the Fixed Account. We will compute any charge for the Fixed Account and the Variable Account on a daily basis. The charge for this rider will continue until You apply the Annuitized Value to an Annuity Payment option.

Operating Expenses of the Underlying Funds — The deductions from and expenses paid out of the assets of the Underlying Funds are described in each Underlying Fund’s prospectus.

Death Benefits

Death Benefit Proceeds

If a Participant dies before the Annuity Date and while the Certificate is in force, We will pay a death benefit to the beneficiary/beneficiaries designated by the Participant. When multiple Certificate numbers, with the same first nine digits in the number, are used to segregate multiple sources of funds for a Participant, such as employee versus employer, beneficiaries must be consistent for all such Certificate numbers, and the death benefit will be determined as the aggregate death benefit for all such Certificate numbers. The death benefit is determined for each beneficiary as of the date Proof of the Participant’s Death is received by HMLIC from such beneficiary. Proof of Participant’s Death includes a certified death certificate or other satisfactory evidence of death, a completed claimant’s statement and any additional forms, documentation, and written payment instructions necessary to process a death benefit claim, in a form satisfactory to Us. Where there are multiple beneficiaries, only one certified death certificate will be required.

If, pursuant to SEC rules, the T. Rowe Price Prime Reserve Portfolio suspends payment of redemption proceeds in connection with a liquidation of the Portfolio, We will delay the payment of any death benefit from the Portfolio until the Portfolio is liquidated.

The beneficiary will receive the greatest of:

1.	the Participant Account Value; or

2.	the death benefit provided in any rider attached to the Certificate.

At the option of the beneficiary, We will pay all or part of the death benefit proceeds to the beneficiary under one of the Annuity Payment options described under “The Contract — Annuity Payment Options.” If the form of Annuity Payment selected requires that payment be made by HMLIC after the death of the beneficiary, payments will be made to his/her designated beneficiary.

Guaranteed Minimum Death Benefit Riders — The Contract Owner may select for all Participants in its Plan, or a Participant may elect, any of the optional death benefits described below. An additional cost is associated with each of these benefits. All of these optional benefits may not be available in all states or in all Plans and will not be issued on or after the Participant’s 70th birthday.

Guaranteed Minimum Death Benefit — Return of Premium

Death Benefit under this rider — Prior to the Annuity Date, the death benefit is equal to the greatest of:

1.	the Participant Account Value; or

2.	the death benefit provided in any other rider attached to the Certificate; or

3.	the Return of Premium Death Benefit described in this rider.

Return of Premium Death Benefit — On the Certificate Date, the Return of Premium Death Benefit is equal to the initial Net Premium received. The Return of Premium Death Benefit is increased by any subsequent Net Premium received, and decreased by an adjustment for any withdrawals and an adjustment for any outstanding loan balance.

An adjustment for any withdrawal is determined by dividing the withdrawal amount by the sum of the Participant Account Value and any Loan Reserve Account Value immediately before the withdrawal and multiplying the resulting fraction by the Return of Premium Death Benefit immediately before the withdrawal. (The Loan Reserve Account Value is the amount equal to the sum of the outstanding loan principal plus any interest credited to the loan reserve account. The loan reserve account is an interest bearing account established when a loan is made.)

The Return of Premium Death Benefit will be adjusted by any outstanding loan balance at the time We receive Proof of Participant’s Death.

We will calculate the Death Benefit as of the Valuation Date We receive Proof of Participant’s Death at Our Home Office.

Rider charge — Any charge for this rider is guaranteed not to increase after the rider has been issued.

We will deduct any Variable Account charge for this rider from Your Variable Account Value and any Fixed Account charge for this rider from Your Fixed Account Value.

Rider termination — This rider cannot be terminated by the Contract Owner or the Participant after the Certificate Date. This rider terminates upon the earliest of:

a.	when the Participant applies the Annuitized Value to an Annuity Payment option; or

b.	the date the Certificate terminates as a result of surrender of the Certificate or death of the Participant; or

c.	if the Contract Owner requires that the Participant Account Value be distributed. See Your Certificate for more details.

Guaranteed Minimum Death Benefit — Step-up with Return of Premium

Death Benefit under this rider — Before the Annuity Date, the death benefit is equal to the greatest of:

1.	the Participant Account Value; or

2.	the death benefit provided in any other rider attached to the Certificate; or

3.	the Return of Premium Death Benefit described in this rider; or

4.	the Step-Up Death Benefit described in this rider.

We will calculate the death benefit as of the Valuation Date We receive Proof of Participant’s Death at Our Home Office. See Appendix B for an example of the calculation of this death benefit.

Return of Premium Death Benefit — On the Certificate Date, the Return of Premium Death Benefit is equal to the initial Net Premium received. The Return of Premium Death Benefit is increased by any subsequent Net Premium received, and decreased by an adjustment for any withdrawals and an adjustment for any outstanding loan balance.

An adjustment for any withdrawal is determined by dividing the withdrawal amount by the sum of the Participant Account Value and any Loan Reserve Account Value immediately before the withdrawal and multiplying the resulting fraction by the Return of Premium Death Benefit immediately before the withdrawal.

The Return of Premium Death Benefit will be adjusted by any outstanding loan balance at the time We receive Proof of Participant’s Death.

Step-Up Death Benefit — The Step-Up Death Benefit is based on a series of calculations of Step-Up Anniversary Value. The Step-Up Death Benefit is equal to the greatest Step-Up Anniversary Value attained from this series of calculations, adjusted by any outstanding loan balance as set forth below.

We calculate the Step-Up Anniversary Value for every Certificate Anniversary before the Participant’s attainment of age 81, including the Certificate Anniversary immediately following the Participant’s attainment of age 80 or when We receive Proof of Participant’s Death, whichever is earlier.

The Step-Up Anniversary Value for a given Certificate Anniversary is equal to the sum of the Participant Account Value and any Loan Reserve Account Value as of that Certificate Anniversary increased by any subsequent Net Premium received and decreased by any adjustments for any subsequent withdrawals. We will determine any adjustment for any subsequent withdrawal by dividing the withdrawal amount by the sum of the Participant Account Value and any Loan Reserve Account Value immediately before the withdrawal and multiplying the resulting fraction by the Step-Up Anniversary Value immediately before the withdrawal. The Step-Up Death Benefit will be adjusted by any outstanding loan balance at the time We receive at Our Home Office Proof of Participant’s Death.

Rider charge — Any charge for this rider is guaranteed not to increase after this rider has been issued.

We will deduct any Variable Account charge for this rider from Your Variable Account Value and any Fixed Account charge from Your Fixed Account Value.

Rider restrictions — We reserve the right to restrict allocations or transfers to the Fixed Account or any of the Subaccounts.

Termination of this rider — This rider cannot be terminated by the Participant or the Contract Owner after the Certificate Date. This rider terminates upon the earliest of:

a.	when the Participant applies the Annuitized Value to an Annuity Payment option under the Certificate; or

b.	the date the Certificate terminates as a result of surrender of the Certificate or death of the Participant; or

c.	if the Contract Owner requires that the Participant Account Value be distributed. See Your Certificate for more details.

Guaranteed Minimum Death Benefit — Return of Premium with Interest

Death benefit under this rider — Before the Annuity Date, the death benefit is equal to the greatest of:

1.	the Participant Account Value; or

2.	the death benefit provided in any other rider attached to the Certificate; or

3.	the Return of Premium with Interest Death Benefit described in this rider.

Return of Premium with Interest Death Benefit — On the Certificate Date, the Return of Premium with Interest Death Benefit is equal to the initial Net Premium received. The Return of Premium with Interest Death Benefit is increased by any subsequent Net Premium received, decreased by an adjustment for any withdrawals, and is accumulated at the following interest rates:

1.	5 percent prior to and upon the Certificate Anniversary immediately following the Participant’s attainment of age 80.

2.	0 percent thereafter.

An adjustment for any withdrawal is determined by dividing the withdrawal amount by the sum of the Participant Account Value and any Loan Reserve Account Value immediately before the withdrawal and multiplying the resulting fraction by the Return of Premium with Interest Death Benefit immediately before the withdrawal.

We will calculate the death benefit as of the Valuation Date We receive Proof of Participant’s Death at Our Home Office. We also will adjust the Return of Premium with Interest Death Benefit by any outstanding loan balance at that time. See “Appendix B — Guaranteed Minimum Death Benefit Examples” for an example of the calculation of this death benefit.

Maximum Return of Premium with Interest Death Benefit value — The amount of the Return of Premium with Interest Death Benefit shall not exceed an amount equal to 200 percent of Net Premium, less any adjustments for withdrawals, and less an adjustment for any outstanding loan balance as of the Valuation Date We receive Proof of Participant’s Death.

Rider charge — Any charge for this rider is guaranteed not to increase after the rider has been issued.

We will deduct any Variable Account charge for this rider from Your Variable Account Value and any Fixed Account charge from Your Fixed Account Value.

Rider restrictions — We reserve the right to restrict allocations or transfers to the Fixed Account or any of the Subaccounts.

Termination of this rider — This rider cannot be terminated by the Participant or the Contract Owner after the Certificate Date. This rider terminates upon the earliest of:

a.	when the Participant applies the Annuitized Value to an Annuity Payment option; or

b.	the date the Certificate terminates as a result of surrender of the Certificate or death of the Participant; or

c.	if the Contract Owner requires that the Participant Account Value be distributed. See Your Certificate for more details.

Annuity Payments

Qualified Plans often place certain limitations upon election of an Annuity Date. Generally, distributions under Qualified Plans must begin by April 1 following the calendar year in which the Participant reaches age 70 1/2. (See “Tax Consequences — Taxation of Annuity Benefits.”)

The Participant may elect to have a portion of the Certificate Account Value applied to purchase Annuity Payments, leaving the remainder of the Certificate Account Value in the Certificate. The portion applied to purchase Annuity Payments may be subject to taxes and an additional 10% penalty tax. The portion of the Certificate Account Value applied to purchase Annuity Payments will be treated as a withdrawal for purposes of determining any death benefit. If the selected Annuity Payment option allows withdrawals, any withdrawal made may have tax consequences, may affect any subsequent Annuity Payments, and may be subject to surrender charges.

The Certificate provides for fixed or Variable Annuity Payment options or a combination of both. The Participant may elect to have Annuity Payments made under any one or more of the options described below or may elect a lump sum payment. To begin receiving Annuity Payments You must submit a request in good form to Our Home Office.

We will process the request so that the Fixed Annuity Payments begin as of the date requested except for the 29th, 30th or 31st of the month. If You elect a Fixed Annuity Payment option, We will transfer Your Variable Account Value to the General Fixed Account on the Valuation Date Your request in good form is received in Our Home Office. In addition, if You elect a Variable Annuity Payment option, We will transfer Your Fixed Account Value to the Variable Account on the Valuation Date We receive Your request in good form in Our Home Office. Your Net Premium allocation(s) will be changed to the Fixed Account or Variable Account, depending on the type of Annuity Payment option elected. Any Guarantee Period Account(s) are not available for Annuity Payments, and not all Subaccount(s) may be available for Annuity Payments. Generally, at the time an Annuity Payment option is selected, a Participant must elect whether to withhold for federal and state income taxes. (See “Other Information — Forms Availability” and “Tax Consequences.”)

In general, the longer Annuity Payments are guaranteed, the lower the amount of each payment. Fixed Annuity Payments remain level throughout the payout period, except in the case of certain joint and survivor Annuity Payment options and Annuity Payment options with an Increase option (as described below), and are paid in monthly, quarterly, semiannual, and annual installments. Variable Annuity Payments will vary in amount and are paid only on a monthly basis. If the Annuitized Value to be applied under any one fixed or Variable Annuity Payment option is less than $2,000, or if the option chosen would provide Annuity Payments less than $20 per month at the Annuity Date, then the Participant Account Value may be paid in a lump sum.

Certain of the Annuity Payment options available under a Certificate can be selected with an Increase option or a Refund at Death option. These optional features must be selected at the time You elect an Annuity Payment option and are available only when Annuity Payments are made on a fixed basis.

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If an Increase option is selected, Annuity Payments will increase on each anniversary of the Annuity Date based on the increase percentage selected (1%, 2%, 3%, 4%, or 5%). If You select an Increase option, then Your initial Annuity Payment (to which the increase percentage selected will apply) will be lower than the Annuity Payment You would receive under the Annuity Payment option without the Increase option.

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The Cash Refund at Death option pays to the beneficiary, upon Your death, the difference between the Net Premium and the Annuity Payments made to date. The Installment Refund at Death option will, upon Your death, continue Annuity Payments to the payee until total Annuity Payments made equal the Net Premium.

Annuity Payment Options

The following Annuity Payment options are available on a Variable basis unless otherwise stated.

Life Annuity with Payments Guaranteed for Life Only, 10, 15, or 20 Years — Annuity Payments are made to the Participant beginning with the Annuity Date. The Annuity Payments will be based upon the number of guaranteed payments selected, and the age and sex of the Participant on the Annuity Date. Payments for this Annuity Payment option will continue as long as the Participant lives, or until all guaranteed payments have been made, whichever is later. Under the Life Annuity with Payments Guaranteed for Life Only option, it is possible that only one Annuity Payment will be made if the Participant’s death occurs before the due date of the second Annuity Payment. With the Life Annuity with Payments Guaranteed for Life Only on a fixed payment basis, You may elect a Cash or Installment Refund at Death option or an Increase option. With a Life Annuity with Payments Guaranteed for 10, 15, or 20 Years on a fixed payment basis, You may elect an Increase option.

Guaranteed Annuity Payments cannot extend beyond the life expectancy of the Participant, as defined by the IRC. If the Participant dies before all guaranteed Annuity Payments have been made, the remaining guaranteed Annuity Payments will be paid to the beneficiary(ies) as scheduled.

After the Annuity Date, this Annuity Payment option cannot be changed and withdrawals cannot be made.

Payments for a Specified Period — Annuity Payments are made to the Participant beginning with the Annuity Date and continue for the specified period of time as elected. The specified period can be as short as five years or as long as 30 years, so long as the payments extend beyond the 10th Certificate Anniversary. This option is available on a fixed payment basis only.

Annuity Payments cannot extend beyond the life expectancy of the Participant, as defined by the IRC. If the Participant dies before all Annuity Payments have been made, the remaining Annuity Payments will be paid to the beneficiary(ies) as scheduled.

You may elect whether to have the right to make withdrawals. If You elect not to have the right to make withdrawals, (1) You may elect an Increase option and (2) after the Annuity Date, this Annuity Payment option cannot be changed.

If You elect to have the right to make withdrawals, You may change this Annuity Payment option after the Annuity Date. Any change or withdrawal of Annuitized Value You make may affect any subsequent Annuity Payments and may have tax consequences. Surrender charges and/or a Market Value Adjustment may apply. If You surrender the Annuitized Value applied to this Annuity Payment option, Annuity Payments will cease and the Certificate will terminate. Thereafter, HMLIC will be free of any liability for the terminated Certificate.

Joint and Survivor Annuity — Payments are made to the Participant beginning with the Annuity Date. The Annuity Payments will be based upon the specific survivor option selected, and the age and sex of the two Annuitants on the Annuity Date.

The available survivor options are to pay during the lifetime of the survivor (1) 50%, (2) 66 2/3%, or (3) 100% of the Annuity Payments paid (or the number of Annuity Units) while both Annuitants were living. Upon the death of one Annuitant, the selected survivor option percentage will be applied to determine the remaining payments during the lifetime of the survivor. Upon the death of the survivor, Annuity Payments cease. If the Participant dies while at least one Annuitant is living, the remaining Annuity Payments will be paid to the beneficiary(ies) as scheduled. After the Annuity Date, this Annuity Payment option cannot be changed and withdrawals cannot be made. With the Joint and Survivor Annuity on a fixed payment basis, You may elect an Increase option. With the Joint and 100% Survivor Annuity on a fixed payment basis, You may elect an Increase option or the Installment Refund at Death option.

Other Payout Options — If the Participant does not wish to elect one or more of the Annuity Payment options described above, the Participant may:

a.	receive the proceeds in a lump sum less any applicable Surrender Charges and adjusted by any Market Value Adjustment, or

b.	leave the Certificate with HMLIC and receive the value under the required minimum distribution requirements of IRC Section 401(a) (9), see “Required Minimum Distributions,” or

c.	elect any other payout option that HMLIC makes available.

Amount of Fixed and Variable Annuity Payments

The Annuitized Value will be applied to purchase the Annuity Payment option You select. The Annuitized Value applied to purchase Variable Annuity Payments will be allocated to the Subaccount(s) as the Participant instructs. Any Guarantee Period Account(s) are not available for Annuity Payments, and not all Subaccount(s) may be available for Annuity Payments. The first monthly annuity payment purchased per $1,000 applied to each Subaccount under a Variable Annuity Payment option will be the same amount as the initial guaranteed monthly Annuity Payment purchased per $1,000 applied to the corresponding fixed annuity option.

Fixed Annuity Payments — Except in the case of certain joint and survivor Annuity Payment options and Annuity Payment options with an Increase option (as described above), the amount of each fixed Annuity Payment will not change. Higher Annuity Payments may be made at the sole discretion of HMLIC.

Variable Annuity Payments — If You choose to receive Variable Annuity Payments, the dollar amount of Your payment will depend upon: (1) Your Annuitized Value that is applied to purchase Variable Annuity Payments on the Annuity Date, less any deductions We make for premium taxes; (2) the assumed interest rate for the Certificate (here, 2%); and (3) the performance of the Variable Investment Options You selected. The amount of the first monthly Variable Annuity Payment will vary with the form of Annuity Payment option selected and the age(s) and sex of the Annuitant(s).

The first monthly Variable Annuity Payment is used to calculate the number of Variable Annuity Units for each subsequent monthly Annuity Payment. The number of Variable Annuity Units remains constant over the payment period except when a joint and survivor Annuity Payment option other than the 100% option is chosen; in those cases, the number of Variable Annuity Units will be reduced upon the death of either Annuitant to the survivor percentage elected.

The amount of each monthly Annuity Payment following the first Variable Annuity Payment varies from month to month. Annuity Payments are determined each month by multiplying the Variable Annuity Units by the applicable Variable Annuity Unit Value at the date of payment.

Annuity Unit Value — The Annuity Unit Value for each Subaccount was initially established at $10.00.

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The current Variable Annuity Unit Value is equal to the prior Variable Annuity Unit Value on the Valuation Date when Annuity Payments were last determined, multiplied by the applicable net investment factor. This factor is computed by dividing (1) the net asset value of a share of the Underlying Fund on the current Valuation Date, plus any dividends or other distributions, by (2) the net asset value of a share of the Underlying Fund on the Valuation Date of the preceding Valuation Period, and multiplying this result by the investment multiplier. The investment multiplier is one divided by the sum of one plus the assumed interest rate and the mortality and expense risk fee, adjusted to a monthly rate.

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If the net investment factor is equal to one, then monthly payments from that Subaccount will remain level. If the net investment factor is greater than one, the monthly payments from that Subaccount will increase. Conversely, if the net investment factor is less than one, the payments from that Subaccount will decrease.

Not all Subaccount(s) may be available for Annuity Payments.

Misstatement of Age or Sex

If any age or sex has been misstated, We will pay Annuity Payments in the amount which would have been paid at the correct age and sex. We will deduct any overpayments We have made, including interest, from future payments. We will pay any under payments, including interest, in a lump sum to the Participant if living, otherwise to the beneficiary(ies). The interest rate will be equal to the guaranteed interest rate after the Annuity Date, as indicated on the Annuity Data pages of the Certificate. We may pay interest in excess of the guaranteed amount. This interest may vary from time to time and is not guaranteed.

Tax Consequences

The following discussion of federal income tax consequences is only a brief summary and is not intended as tax advice. The tax rules governing the provisions of annuity contracts and Qualified Plans are extremely complex, often difficult to comprehend and may be changed at anytime. This discussion does not address special rules, prior tax laws, or state tax laws. A Contract Owner or Participant or a prospective Contract Owner or Participant should consult a qualified and competent tax advisor before taking any action that could have tax consequences.

In addition, a Contract Owner or Participant or a prospective Contract Owner or Participant considering purchase of an annuity contract/certificate for a qualified retirement plan should understand that purchasing the Contract/Certificate as an investment vehicle for the qualified plan does not provide any additional tax advantage beyond that already available through the qualified plan.

Tax Treatment of the Company and Status of the Contracts/Certificates

Separate Account — The operations of the Separate Account form part of the operations of HMLIC and do not constitute a type of taxable entity distinct from Our other operations. Under present law, no federal income tax will be payable by HMLIC on the investment income and capital gains of the Separate Account if certain conditions are met.

Diversification Requirements — The IRC requires that the investments of the Separate Account be “adequately diversified” under Section 817(h) in order for the Contracts/Certificates to be treated as annuity contracts for federal income tax purposes. Provided the investments of the Underlying Funds continue to meet the diversification requirements of IRC Section 817(h), the Participant will not pay federal income tax on the investment income and capital gains under a Certificate until Annuity Payments begin or a surrender or withdrawal is made. The Separate Account intends to comply with these diversification requirements.

Contract Owner Control — In certain circumstances, owners of variable annuity contracts/certificates have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts/certificates because of their ability to direct their investments to particular subaccounts of a separate account. When this is the case, the contract/certificate owners have been currently taxed on income and gains attributable to the variable account assets. There is limited guidance in this area, and some features of Our Contracts/Certificates, such as the flexibility of a Participant to allocate premium payments and transfer amounts among the investment divisions of the Separate Account, have not been explicitly addressed in published guidance. While We believe the Contracts/Certificates do not give the Participants investment control over Separate Account assets, We reserve the right to modify the Contracts/Certificates as necessary to prevent a Participant from being treated as the owner of the Separate Account assets supporting the Contract/Certificate.

Foreign Tax Credits — We may benefit from any foreign tax credits attributable to taxes paid by certain Underlying Funds to foreign jurisdictions to the extent permitted under federal law.

General Federal Income Tax Provisions

Premature Distribution Tax — In the case of a distribution from a Certificate, there may be imposed an additional tax (penalty tax) equal to ten percent of the amount treated as income. In general, however, there is no penalty tax on distributions:

•	made on or after the Participant reaches age 59 1/2;
•	made on or after the death of a Participant;
•	attributable to the Participant becoming disabled; or
•	made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the Participant.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You should consult a tax adviser with regard to exceptions from the penalty tax.

Death Benefits — Amounts may be distributed from a Certificate because of the death of the Participant. Such death benefits are not life insurance benefits. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as withdrawals from the Certificate, or (ii) if distributed under a payout option, they are taxed in the same way as Annuity Payments.

Non-Natural Person — If a non-natural person (e.g., a corporation or a trust) owns a Certificate, investment earnings are generally not deferred until distributed but subject to tax each year. There are exceptions to this rule and if You are considering purchasing a Certificate on behalf of a corporation, trust, or other entity that is not a natural person You should discuss the tax consequences with a competent tax adviser.

Contract/Certificate Transactions — A transfer or assignment of ownership of a Certificate, the designation of an Annuitant, the selection of certain Annuity Dates, or the exchange of a Certificate may result in certain tax consequences to You that are not discussed herein. In addition, a transfer or assignment of a Qualified Plan is generally prohibited. A Participant contemplating any such transaction should consult a tax advisor as to the tax consequences.

Withholding — Mandatory federal income tax is required to be withheld at the rate of 20% on eligible rollover distributions from Qualified Plans. Exceptions to this rule include: non-taxable distributions; a direct rollover or direct transfer to an eligible retirement plan; periodic payments over the Participant’s life expectancy or the joint life expectancy of the Participant and the beneficiary; periodic payments over a period of ten years or more; required minimum distributions; and hardship distributions.

For all amounts not subject to the mandatory 20% withholding, federal income tax is generally required to be withheld unless the Participant elects not to have federal income tax withheld. For periodic payments (Annuity Payments), the withholding is calculated like wage withholding. For all other payments withholding is at a rate of 10%. For periodic payments, HMLIC will notify the Participant at least annually of his or her right to revoke the election not to have federal income tax withheld. State and/or local tax withholding may also apply.

Federal Defense of Marriage Act — The right of a spouse to continue the Certificate and all Certificate provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under the Federal Defense of Marriage Act, or any other applicable federal law. Individuals who do not meet the definition of “spouse” are not entitled to the favorable federal tax treatment accorded spouses. Under current federal law, a prospective or current Participant who has entered into or is contemplating a civil union or a same sex marriage should be aware that the rights of the spouse under the spousal continuation provisions of the Certificate will not be available to such partner or same sex marriage spouse.

Taxation of Qualified Plans

Qualified Plans (as defined in this prospectus) receive tax-favored treatment under provisions of the IRC. Purchasing an annuity Contract/Certificate as an investment vehicle for a qualified retirement plan does not provide any additional tax advantage beyond that already available through the qualified plan. In addition, Qualified Plans under IRC Sections 401, 403(b) and 457(b) are subject to the terms of the employer’s plan, which may limit rights and options otherwise available under the Contract/Certificate.

Contributions — Premium payments made to Qualified Plans are generally not taxed at the time they are made. This includes salary reduction amounts made under a salary reduction agreement and nonelective contributions made by Your employer. Further, investment earnings credited to the Participant’s account are generally not subject to tax until such amounts are distributed as defined by the IRC and the employer’s plan, if applicable. Distributions of investment earnings attributable to amounts from a designated Roth account may be tax free if certain conditions are met.

Withdrawals — If a withdrawal of a portion or all (surrender) of the value of a Qualified Plan occurs, the entire amount received will be treated as ordinary income subject to tax unless the Participant has an “investment in the contract”. The investment in the contract is the total of all contributions with the exception of those that were excludible or deductible from income at the time made and represents the portion of the Certificate already taxed. When there is an investment in the contract, the amount of the withdrawal not subject to tax is based upon the ratio of the investment in the contract to the total value immediately before the distribution.

For withdrawals from Designated Roth accounts in a 403(b) or 401(k) investment earnings will be taxed only if the amount of the distribution exceeds the investment in the contract. If the distribution is a qualified distribution, earnings are not taxed. A distribution from a Designated Roth account in a 403(b) or 401(k) contract/certificate is considered qualified if it is made more than five years after establishment of the account and made on or after the Participant attains age 59 1/2, dies or becomes disabled.

Loans, if not made within certain terms of the IRC, will be treated as distributions. Loans from Sections 401(k), 403(b) and 457(b) plans will generally not be treated as distributions if the terms require repayment within five years (except loans to acquire a home); the loans have substantially level payments over the term of the loan; the loans do not exceed $50,000 or 50% of the value of the Contract if less and the loans are evidenced by a legally enforceable agreement.

Annuity Payments — Annuity Payments received under a Qualified Plan will be treated as ordinary income subject to tax unless the Participant has an investment in the contract. If the Participant has an investment in the contract some portion of each Annuity Payment will be treated as ordinary income subject to tax based upon IRC Section 72 rules, the payment options selected, and age(s) of the Annuitant(s).

Annuity Payments from Designated Roth accounts in a 403(b) or 401(k) Contract/Certificate will not be taxed if they are qualified distributions as defined above.

Rollovers — A rollover, including a direct rollover, is a tax-free distribution (cash or other assets) from an eligible retirement plan followed by a contribution to another eligible retirement plan. Distributions that include amounts already included in income (after-tax) can be rolled over but must occur via a direct rollover with separate accounting in the new retirement plan. A direct rollover is a transaction in which no payment or distribution of funds is made to the Participant or other payee. Distributions that are properly rolled over are not includable in income until they are ultimately paid out of the new contract/certificate. For Section 403(b), 457(b) and 401 annuities only amounts eligible for distribution can be rolled over.

Amounts under a Section 401 plan can be rolled over to another Section 401 plan, a traditional IRA, a Section 403(a) annuity, a Section 403(b) tax-deferred annuity or an eligible Section 457(b) governmental plan (provided it agrees to separate accounting).

Amounts under a Section 403(b) tax-deferred annuity can be rolled over to a traditional IRA, a Section 401 plan, a Section 403(a) annuity, a Section 403(b) tax-deferred annuity or an eligible Section 457(b) governmental plan (provided it agrees to separate accounting).

Amounts under an eligible Section 457(b) governmental plan can be rolled over to a traditional IRA, a Section 401 plan, a Section 403(a) annuity, a Section 403(b) plan, or another eligible Section 457(b) governmental plan.

A distribution from a Designated Roth account may only be rolled over to another Designated Roth account of a 403(b) or 401(k) plan or to a Roth IRA.

Beneficiaries may also make rollovers. If the beneficiary is the surviving spouse, the amount may be rolled over to his or her own eligible retirement plan, provided the plan accepts rollover contributions, to his or her own IRA or to an inherited IRA. If the beneficiary is not the spouse, the beneficiary may make a direct rollover to an IRA or Roth IRA if from a decedent’s Roth 403(b) or Roth 401(k), which is subject to the inherited IRA minimum distribution rules.

Transfers and Exchanges — For Qualified Plans with the exception of Section 403(b) tax deferred annuities, a trustee-to-trustee or issuer-to-issuer transfer is a tax-free transfer from one Qualified Plan to a similar Qualified Plan that does not involve a distribution. Amounts that are properly transferred are not includable in income until they are ultimately paid out of the Certificate.

For a Section 403(b) tax deferred annuity, a transfer is the movement of all or some portion of the balance in the 403(b) annuity from one employer’s 403(b) plan to another employer’s 403(b) plan and an exchange is the movement of all or some portion of the balance in a 403(b) annuity between investment providers in the same employer’s 403(b) plan. You should consult with Your tax advisor for additional guidance on transfers and exchanges.

Premature Distribution Tax — An additional tax (penalty tax) may also apply to premature distributions from a Qualified Plan. A premature distribution is generally any distribution made before the Participant reaches age 59 1/2. The penalty tax is 10% of the amount of the payment that is includable in income. The penalty tax does not apply to conversions of eligible retirement plans to Roth IRAs and most distributions from Section 457(b) plans. However, it will apply if converted amounts are distributed during the five-year period beginning with the year of conversion. Certain payments may be exempt from the penalty tax depending on the type of Qualified Plan such as payments made: 1) after age 59 1/2, 2) as the result of death or disability, 3) that are part of a series of substantially equal periodic payments over the life or life expectancy of the Participant or the joint lives or joint life expectancy of the Participant and beneficiary, 4) after separation from service and attainment of age 55, 5) for medical care, 6) under a qualified domestic relations order (QDRO), 7) to correct excess contributions and/or deferrals and 8) in limited circumstances, to a reservist called to active duty after September 11, 2001.

Required Minimum Distribution Excise Tax — If the amount distributed from a Qualified Plan is less than the required minimum distribution for the year (discussed below), the Participant is generally subject to a nondeductible excise tax of 50% on the difference between the required minimum distribution and the amount actually distributed.

Required Minimum Distributions — The Participant of a Qualified Plan is generally required to take certain required minimum distributions during the Participant’s life and the beneficiary designated by the Participant is required to take the balance of the Certificate value within certain specified periods following the Participant’s death.

The Participant must take the first required distribution by the required beginning date and subsequent required distributions by December 31 of each year thereafter. Payments must be made over the life or life expectancy of the Participant or the joint lives or joint life expectancy of the Participant and the beneficiary. The amount of the required minimum distribution depends upon the Certificate value and the applicable life expectancy. The required beginning date for Section 401(a) plans, Section 403(b) annuities, and Section 457(b) plans is the later of April 1 of the calendar year following the calendar year in which the Participant attains age 70 1/2 or retires.

Upon the death of the Participant, the beneficiary must take distributions under one of the following two rules.

1.	If the Participant dies on or after the required beginning date and has designated a beneficiary, any remaining balance will continue to be distributed at least as rapidly as was payable under the required minimum distributions.

2.

If the Participant dies before the required beginning date, the balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the Participant’s death. If the beneficiary is the spouse, the spouse may defer payments until the end of the calendar year in which the Participant would have reached age 70 1/2. If the Certificate value is payable to a beneficiary other than a spouse, it may be paid over the life expectancy of that beneficiary, provided distributions begin by December 31 of the calendar year following the year of the Participant’s death. If the beneficiary is not the spouse, the beneficiary may make a direct rollover to an IRA that meets the IRS requirements of an “inherited IRA”.

Contribution Limitations and General Requirements Applicable to Qualified Plans

All contributions to Qualified Plans are subject to annual limitations imposed by the IRC and discussed below for each type of Qualified Plan. Employer contributions are subject to additional limitations and are not discussed here.

Section 403(b) Tax-Deferred Annuity — A Section 403(b) tax-deferred (or tax-sheltered) annuity Contract/Certificate is available for employees of public schools and certain organizations tax-exempt under Section 501(c)(3). Salary reduction contributions are limited to the lesser of $17,000 for 2012 or 100% of income. A special catch-up contribution is available to certain Participants who have 15 years of service with his or her current employer. Additional catch-up amounts, $5,500 for 2012, may be contributed if the Participant is age 50 or older. Both the maximum salary reduction contribution and additional amount if You are age 50 or older are indexed for inflation in future years. Employer contributions are allowed with additional limitations under the Qualified Plan rules. Contributions may be subject to FICA (Social Security and Medicare) tax. If permitted by Your plan, some or all of Your salary reduction contributions may be treated as Designated Roth Contributions (Roth 403(b)). Roth 403(b) Contributions are salary reduction contributions that are irrevocably designated by You as not being excludable from income. Roth 403(b) Contributions and related earnings will be accounted for separately. Contributions and earnings are not included in the Participant’s income until distributed with the exception of Roth 403(b) contributions which are included in income in the year contributed. Distributions from Section 403(b) annuities generally cannot be made until the Participant attains age 59 1/2. However, exceptions to this rule include severance from employment, death, disability and hardship and, generally, the balance in the Certificate as of December 31, 1988. Section 403(b) annuity Certificate accumulations may be eligible for a tax-free rollover to an eligible retirement plan. Section 403(b) annuities are subject to the required minimum distribution rules.

Section 457(b) Eligible Governmental Plan — A Section 457(b) deferred compensation plan is available for employees of eligible state or local governments. Salary reduction amounts are limited to the lesser of $17,000 for 2012 or 100% of includable compensation. Additional catch-up amounts, up to $5,500 for 2012, may be contributed if the Participant is age 50 or older. Both the maximum salary reduction amount and additional amount if You are age 50 or older are indexed for inflation in future years. An additional special catch-up contribution is allowed in the three years of employment before attaining normal retirement age as stated in the employer’s plan. Contributions and earnings are not included in the Participant’s income until distributed. Distributions are not generally allowed until the Participant reaches age 70 1/2 except for severance from employment or for an unforeseeable emergency or severe financial hardship. Section 457(b) annuity certificate accumulations can be rolled over or transferred to other Section 457(b) eligible governmental plan contracts or an eligible retirement plan. Section 457(b) annuity contracts/certificates are subject to the required minimum distribution rules.

Section 401 — Section 401 permits employers to establish various types of retirement plans (e.g., pension, profit sharing, 401(k) plans) for their employees. Retirement plans established in accordance with Section 401 may permit the purchase of annuity contracts/certificates to provide benefits under the plan. In order for a retirement plan to be considered qualified under Section 401 it must meet certain minimum standards with respect to participation, coverage and vesting; not discriminate in favor of highly compensated employees; provide contributions or benefits that do not exceed certain limitations; prohibit the use of plan assets for purposes other than the exclusive benefit of the plan participant and their beneficiaries covered by the plan; comply with certain minimum distribution requirements; provide for certain spousal survivor benefits; and comply with numerous other qualification requirements. A retirement plan qualified under Section 401 may be funded with employer contributions, employee contributions or a combination of both. Employee contributions may be made pre-tax (under a salary reduction agreement) or on an after-tax basis. Salary reduction amounts for traditional 401(k) plans are limited to the lesser of $17,000 for 2012 or 100% of includable compensation. Additional catch-up amounts, up to $5,500 for 2012 may be contributed if the Participant is age 50 or older. Both the maximum salary reduction amount and additional amount if you are age 50 or older are indexed for inflation in future years. If permitted by Your plan, some or all of salary reduction contributions made to 401(k) plans may be treated as Designated Roth contributions (Roth 401(k)). Roth 401(k) contributions are salary reduction contributions that are irrevocably designated by You as not being excludable from income. Roth 401(k) contributions are includable in income in the year contributed. Distributions are generally not allowed prior to retirement and You should consult Your employer’s plan or with a tax advisor for additional information.

Designated Roth Accounts — Section 403(b) and 401(k) plans are allowed to establish Designated Roth accounts within their plans. If this feature is included in the plan, the Participant can designate some or all of his/her salary reduction contributions as Designated Roth contributions. As a result, the Designated Roth contribution will be includible in the Participant’s income in the year the contribution is made and be subject to all wage withholding requirements.

Beginning in 2011 amounts in non-Roth accounts of 403(b) and 401(k) Contracts eligible for distribution may be converted to in-plan Designated Roth accounts if allowed by the plan. Certain exceptions apply and include hardship distributions and required minimum distributions. Amounts converted to a Designated Roth account are taxable as ordinary income in the year of conversion.

The Designated Roth contribution combined with other salary reduction contributions are subject to the limits discussed under the “Section 403(b) Tax-Deferred Annuity” and “Section 401” sections, above. Designated Roth contributions are also subject to the same distribution restrictions as all other contributions to the plan.

Federal Estate Taxes

While no attempt is being made to discuss the federal estate tax implications of the Contract/Certificate, purchasers of annuity contracts/certificates should keep in mind that the value of an annuity contract/certificate owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract/certificate, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. The 2010 Tax Relief Act reinstated the estate tax for decedents dying in 2010 and before January 1, 2013. Consult an estate planning advisor for more information.

Generation-skipping Transfer Tax

Under the 2010 Tax Relief Act, the generation-skipping transfer tax has been reinstated for transfers made in 2010, and before January 1, 2013. The generation-skipping transfer tax may apply when all or part of an annuity contract/certificate is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Participant. In addition, regulations issued under the IRC may require Us to deduct the tax from Your Contract/Certificate, or from any applicable payment, and pay it directly to the Internal Revenue Service. Consult a tax advisor for more information.

Annuity Purchases by Nonresident Aliens and Foreign Corporations

The discussion above provides general information regarding U.S. federal income tax consequences to annuity contract/ certificate purchasers who/that are U.S. citizens or residents. Annuity contract/certificate purchasers who/that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts/certificates at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the annuity contract/certificate purchaser’s country of citizenship or residence. Prospective annuity contract/certificate purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity contract/certificate purchase.

Possible Tax Law Changes

Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the Contract/Certificate could change by legislation, regulation or otherwise. Consult a tax advisor with respect to legislative or regulatory developments and their effect on the Contract/Certificate.

We have the right to modify the Contract/Certificate in response to legislative or regulatory changes that could otherwise diminish the favorable tax treatment that Participants currently receive. We make no guarantee regarding the tax status of any Contract/Certificate and do not intend the above discussion as tax advice.

Other Information

Distribution of the Contract — The Certificates are offered and sold by HMLIC through its licensed life insurance sales personnel who are also registered representatives of HM Investors. In addition, the Certificates may be offered and sold through independent agents and other broker-dealers. HMLIC has entered into a distribution agreement with its affiliate, HM Investors, principal underwriter of the Separate Account. HM Investors, located at One Horace Mann Plaza, Springfield, Illinois 62715-0001, is a broker-dealer registered under the Securities Exchange Act of 1934. HM Investors is a member of FINRA and is a wholly-owned subsidiary of Horace Mann Educators Corporation. Sales commissions are paid by HMLIC to HM Investors and other broker-dealers and range from 1.00% to 6.00% of premium payments received. No specific charge is assessed directly to Participants or the Separate Account to cover the commissions. We do intend to recover the amount of the commissions through the fees and charges collected under the Certificates and other corporate revenue.

Association Relationships — HMLIC or an affiliate has relationships with various education associations and school administrator associations. Under these relationships, HMLIC or an affiliate may pay the association for certain special functions, advertising, and similar services, including but not limited to the following:

•	Providing HMLIC or an affiliate with access to and opportunities to market its products to association members;

•	Allowing HMLIC or an affiliate to sponsor and promote scholarship and awards programs;

•	Allowing HMLIC or an affiliate to sponsor and/or attend (and market its products at) association meetings, conferences, or conventions; and

•	Allowing HMLIC or an affiliate to conduct workshops for association members.

Certain education associations endorse various insurance products of HMLIC or an affiliate. Neither HMLIC nor any of its affiliates pays any consideration solely in exchange for product endorsements.

Legal Proceedings — HMLIC, like other life insurance companies, is involved on occasion in lawsuits. Although the outcome of any litigation cannot be predicted with certainty, HMLIC believes that no pending or threatened lawsuits are likely to have a material adverse effect on the Separate Account, on the ability of HM Investors to perform under its principal underwriting agreement, or on HMLIC’s ability to meet its obligations under the Certificates.

Modification of the Contract and Certificates — The Contract and Certificates provide that they may be modified by HMLIC to maintain continued compliance with applicable state and federal laws. Participants will be notified of any modification. Only officers designated by HMLIC may modify the terms of the Contract and Certificates.

Registration Statement — A registration statement of which this prospectus is a part, has been filed with the Securities and Exchange Commission under the Securities Act of 1933 with respect to the Contract and the Certificates thereunder.

Communications to Participants — To ensure receipt of communications, Participants must notify HMLIC of address changes. Notice of a change in address may be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (877) 832-3785, by calling (800) 999-1030 (toll-free) or by accessing HMLIC’s website at horacemann.com.

HMLIC will attempt to locate Participants for whom no current address is on file. In the event HMLIC is unable to locate a Participant, HMLIC may be forced to surrender the value of the Certificate to the Participant’s last known state of residence in accordance with the state’s abandoned property laws.

Participant Inquiries — A toll-free number, (800) 999-1030, is available to telephone HMLIC’s Annuity Customer Service Department. Written questions should be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657 or by accessing HMLIC’s website at horacemann.com and sending a message through the “Message Center” in the “My Account” section.

Forms Availability — Specific forms are available from HMLIC to aid the Participant in effecting many transactions allowed under the Certificate. These forms may be obtained by calling the Annuity Customer Service Department toll-free at (800) 999-1030 or may be downloaded from Our secure website at horacemann.com.

Investor Information from FINRA — Information about HM Investors and Your agent is available from FINRA at www.finra.org or by calling (800) 289-9999 (toll-free).

Table of Contents for the Statement of Additional Information

A copy of the Statement of Additional Information providing more detailed information about the Separate Account is available, without charge, upon request. The Table of Contents of this Statement of Additional Information follows:

To receive, without charge, a copy of the Statement of Additional Information for the Separate Account, please complete the following request form and mail it to the address indicated below, or send it by telefacsimile (FAX) transmission to (877) 832-3785, or telephone (800) 999-1030 (toll-free) to request a copy.

Horace Mann Life Insurance Company

P.O. Box 4657

Springfield, Illinois 62708-4657

Please provide free of charge the following information:

            Statement of Additional Information dated May 1, 2012 for the Separate Account

Please mail the above document to:

(Name)

(Address)

(City/State/Zip)

Appendix A: Condensed Financial Information

The following schedule includes Accumulation Unit Values for the periods indicated. This data has been taken from the Separate Account financial statements. The information should be read in conjunction with the financial statements of the Separate Account and the related notes that are included in the Statement of Additional Information.

The Separate Account was established in 2006 but not funded until January 2, 2008. The financial statements and reports are contained in the Annual Report for the Separate Account and are incorporated herein by reference and may be obtained by calling or writing HMLIC. An Accumulation Unit Value is the unit We use to calculate the value of Your interest in a Subaccount. The Goldman Sachs VIT Mid Cap Value, Calvert VP S&P MidCap 400 Index, Lazard Retirement US Small-Mid Cap Eq Ser, Fidelity VIP Emerging Markets SC2 and Templeton Global Bond Securities Fund were added to the Separate Account on May 1, 2010. The Ibbotson Conservative ETF Asset Allocation Portfolio (Class II), Ibbotson Income and Growth ETF Asset Allocation Portfolio (Class II), Ibbotson Balanced ETF Asset Allocation Portfolio (Class II), Ibbotson Growth ETF Asset Allocation Portfolio (Class II) and Ibbotson Aggressive Growth ETF Asset Allocation Portfolio (Class II) were added to the Separate Account on October 1, 2011. The Delaware VIP US Growth Series-Service Class and American Century VP Mid Cap Value Portfolio were added to the Separate Account on May 1, 2012 and therefore no information is shown for these funds in the following schedule. All other Underlying Funds not specified above were added to the Separate Account on January 2, 2008.

The tables below show two sets of Accumulation Unit Values that reflect the highest and lowest levels of annual expenses available under the Contracts as of the date of this prospectus. The information for all other Accumulation Unit Values is in the Statement of Additional Information. You may obtain a free copy of the Statement of Additional Information by writing to Us at P.O. Box 4657, Springfield, Illinois 62708-4657, calling Us at (800) 999-1030, or faxing Us at (877) 832-3785.

1.25 M&E

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period		Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
AllianceBernstein VPS Large Cap Growth Portfolio	12/31/2011	$26.27		$24.98	182
	12/31/2010	24.17		26.27	159
	12/31/2009	17.77		24.17	7
	12/31/2008	29.59	*	17.77	7

AllianceBernstein VPS Small/Mid Cap Value Portfolio	12/31/2011	$18.93		$17.06	18
	12/31/2010	15.20		18.93	12
	12/31/2009	10.79		15.20	12
	12/31/2008	16.76	*	10.79	12

AllianceBernstein VPS Small Cap Growth Portfolio	12/31/2011	$15.38		$15.84	263
	12/31/2010	11.41		15.38	256
	12/31/2009	8.14		11.41	13
	12/31/2008	14.95	*	8.14	13

Ariel Fund®	12/31/2011	$47.08		$41.23	105
	12/31/2010	38.00		47.08	92
	12/31/2009	23.48		38.00	4
	12/31/2008	45.64	*	23.48	4

Calvert VP S&P Mid Cap 400 Index	12/31/2011	$68.85		$66.78	4
	12/31/2010	63.50	*	68.85	2

Davis Value Portfolio	12/31/2011	$12.27		$11.62	114
	12/31/2010	11.06		12.27	39
	12/31/2009	8.52		11.06	14
	12/31/2008	14.28	*	8.52	14

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period		Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Delaware VIP Smid Cap Growth Series, Service Class	12/31/2011	$23.77		$25.31	23
	12/31/2010	17.70		23.77	19
	12/31/2009	12.30		17.70	10
	12/31/2008	20.77	*	12.30	10

Delaware VIP REIT Series (Service Class)	12/31/2011	$10.05		$10.98	259
	12/31/2010	8.05		10.05	86
	12/31/2009	6.58		8.05	18
	12/31/2008	10.86	*	6.58	19

Dreyfus Investment Portfolios: Small Cap Stock Index Portfolio — Service Shares	12/31/2011	$15.71		$15.57	11
	12/31/2010	12.68		15.71	14
	12/31/2009	10.26		12.68	13
	12/31/2008	20.48	*	10.26	13

Fidelity VIP Emerging Markets Portfolio	12/31/2011	$9.98		$7.76	911
	12/31/2010	8.81	*	9.98	858

Fidelity VIP Growth Portfolio	12/31/2011	$36.02		$35.62	25
	12/31/2010	29.38		36.02	14
	12/31/2009	23.03		29.38	8
	12/31/2008	44.09	*	23.03	5

Fidelity VIP Growth & Income Portfolio	12/31/2011	$13.68		$13.63	20
	12/31/2010	12.12		13.68	12
	12/31/2009	9.60		12.12	12
	12/31/2008	16.54	*	9.60	12

Fidelity VIP High Income Portfolio	12/31/2011	$6.88		$7.05	4,325
	12/31/2010	6.13		6.88	4,131
	12/31/2009	4.34		6.13	42
	12/31/2008	5.88	*	4.34	34

Fidelity VIP Index 500 Portfolio	12/31/2011	$146.19		$147.02	39
	12/31/2009	127.75		146.19	31
	12/31/2009	102.12		127.75	1
	12/31/2008	160.48	*	102.12	1

Fidelity VIP Investment Grade Bond Portfolio	12/31/2011	$14.38		$15.20	70
	12/31/2010	13.55		14.38	26
	12/31/2009	11.90		13.55	16
	12/31/2008	12.62	*	11.90	16

Fidelity VIP Mid Cap Portfolio	12/31/2011	$37.46		$32.99	215
	12/31/2010	29.47		37.46	142
	12/31/2009	21.19		29.47	8
	12/31/2008	35.48	*	21.19	5

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period		Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Fidelity VIP Overseas Portfolio	12/31/2011	$19.41		$15.85	41
	12/31/2010	17.43		19.41	19
	12/31/2009	13.89		17.43	11
	12/31/2008	25.04	*	13.89	8

Goldman Sachs VIT Mid Cap Value	12/31/2011	$14.12		$13.00	18
	12/31/2010	13.05	*	14.12	11

Ibbotson Conservative ETF Asset Allocation	12/31/2011	$11.07	*	$11.40	21

Ibbotson Income & Growth ETF Asset Allocation	12/31/2011	$10.19	*	$10.74	24

Ibbotson Balanced ETF Asset Allocation	12/31/2011	$9.31	*	$10.06	26

Ibbotson Growth ETF Asset Allocation	12/31/2011	$8.43	*	$9.28	25

Ibbotson Aggressive Growth ETF Asset Allocation	12/31/2011	$7.89	*	$8.78	29

Lazard Retirement US Small-Mid Cap Equity Portfolio	12/31/2011	$11.91		$10.70	160
	12/31/2010	10.92	*	11.91	51

Neuberger Berman Genesis Fund	12/31/2011	$28.52		$29.41	78
	12/31/2010	23.81		28.52	37
	12/31/2009	18.97		23.81	9
	12/31/2008	28.63	*	18.97	7

Putnam VT Multi-Cap Growth Fund	12/31/2011	$20.25		$18.95	16
	12/31/2010	11.27		20.25	10
	12/31/2009	8.19		11.27	13
	12/31/2008	15.08	*	8.19	13

Rainier Small/Mid Cap Equity Portfolio	12/31/2011	$31.70		$30.27	9
	12/31/2010	25.58		31.70	5
	12/31/2009	19.76		25.58	5
	12/31/2008	38.994	*	19.76	5

Royce Capital Fund Small Cap Portfolio	12/31/2011	$11.32		$10.82	78
	12/31/2010	9.54		11.32	37
	12/31/2009	7.16		9.54	20
	12/31/2008	9.88	*	7.16	21

T. Rowe Price Equity Income Portfolio VIP II	12/31/2011	$20.99		$20.52	42
	12/31/2010	18.52		20.99	23
	12/31/2009	14.87		18.52	13
	12/31/2008	23.33	*	14.87	9

T. Rowe Price Prime Reserve Portfolio	12/31/2011	$1.00		$0.99	1,217
	12/31/2010	1.01		1.00	753
	12/31/2009	1.02		1.01	523
	12/31/2008	1.00	*	1.02	415

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period		Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Templeton Global Bond Securities Fund	12/31/2011	$19.90		$19.47	425
	12/31/2010	19.18	*	19.90	417

Wells Fargo Advantage VT Discovery Fund (formerly Strong Mid Cap)	12/31/2011	$20.53		$20.34	16
	12/31/2010	15.37		20.53	10
	12/31/2009	11.04		15.37	10
	12/31/2008	19.85	*	11.04	10

Wilshire 5000 Index Fund Investment	12/31/2011	$11.14		$11.03	163
	12/31/2010	9.68		11.14	96
	12/31/2009	7.71		9.68	23
	12/31/2008	12.24	*	7.71	18

Wilshire Large Co. Growth Portfolio Investment	12/31/2011	$31.29		$30.29	10
	12/31/2010	26.70		31.29	7
	12/31/2009	20.20		26.70	6
	12/31/2008	34.86	*	20.20	6

Wilshire Large Co. Value Portfolio Investment	12/31/2011	$14.29		$13.57	25
	12/31/2010	12.82		14.29	13
	12/31/2009	10.10		12.82	13
	12/31/2008	17.24	*	10.10	13

Wilshire Small Co. Value Portfolio Investment	12/31/2011	$16.10		$14.65	21
	12/31/2010	13.25		16.10	12
	12/31/2009	10.93		13.25	12
	12/31/2008	16.23	*	10.93	12

Wilshire VIT 2015 ETF Fund	12/31/2011	$10.66		$10.64	26
	12/31/2010	9.72		10.66	16
	12/31/2009	8.17		9.72	76
	12/31/2008	10.91	*	8.17	76

Wilshire VIT 2025 ETF Fund	12/31/2011	$10.28		$10.19	2,276
	12/31/2010	9.30		10.28	1,654
	12/31/2009	7.81		9.30	985
	12/31/2008	10.94	*	7.81	355

Wilshire VIT 2035 ETF Fund	12/31/2011	$9.71		$9.43	140
	12/31/2010	8.72		9.71	231
	12/31/2009	7.30		8.72	35
	12/31/2008	10.96	*	7.30	35

Wilshire VIT Balanced Fund	12/31/2011	$19.00		$18.65	234
	12/31/2010	17.39		19.00	210
	12/31/2009	14.99		17.39	11
	12/31/2008	20.62	*	14.99	10

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period		Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Wilshire VIT Equity Fund	12/31/2011	$18.24		$17.50	462
	12/31/2010	16.61		18.24	455
	12/31/2009	13.57		16.61	10
	12/31/2008	22.65	*	13.57	10

Wilshire VIT Income Fund	12/31/2011	$13.66		$14.40	22
	12/31/2010	12.68		13.66	38
	12/31/2009	11.34		12.68	38
	12/31/2008	12.36	*	11.34	38

Wilshire VIT International Equity Fund	12/31/2011	$12.82		$10.92	415
	12/31/2010	11.81		12.82	335
	12/31/2009	9.12		11.81	13
	12/31/2008	16.70	*	9.12	13

Wilshire VIT Small Cap Growth Fund	12/31/2011	$13.55		$13.25	23
	12/31/2010	10.91		13.55	14
	12/31/2009	8.56		10.91	14
	12/31/2008	15.94	*	8.56	14

Wilshire VIT Socially Responsible Fund	12/31/2011	$12.23		$11.85	25
	12/31/2010	11.14		12.23	14
	12/31/2009	9.26		11.14	14
	12/31/2008	15.50	*	9.26	14

0.75 M & E

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period		Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
AllianceBernstein VPS Large Cap Growth Portfolio	12/31/2011	$26.76		$25.57	13,230
	12/31/2010	24.54		26.76	11,072
	12/31/2009	18.00		24.54	6,977
	12/31/2008	25.05	*	18.00	8

AllianceBernstein VPS Small/Mid Cap Value Portfolio	12/31/2011	$17.55		$15.92	2,121
	12/31/2010	13.96		17.55	1,708
	12/31/2009	9.86		13.96	916
	12/31/2008	13.34	*	9.86	15
AllianceBernstein VPS Small Cap Growth Portfolio	12/31/2011	$15.70		$16.24	1,738
	12/31/2010	11.57		15.70	1,744
	12/31/2009	8.25		11.57	1,027
	12/31/2008	12.65	*	8.25	16

Ariel Fund®	12/31/2011	$48.67		$42.83	568
	12/31/2010	38.91		48.67	447
	12/31/2009	23.96		38.91	295
	12/31/2008	34.34	*	23.96	6

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period		Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Calvert VP S&P Mid Cap 400 Index	12/31/2011	$69.14		$67.88	41
	12/31/2010	63.50	*	69.14	3

Davis Value Portfolio	12/31/2011	$12.59		$11.97	24,032
	12/31/2010	11.24		12.59	16,321
	12/31/2009	8.63		11.24	8,776
	12/31/2008	12.00	*	8.63	17

Delaware VIP Smid Cap Growth Series, (Service Class)	12/31/2011	$21.33		$22.85	3,506
	12/31/2010	15.80		21.33	3,428
	12/31/2009	10.96		15.80	538
	12/31/2008	16.26	*	10.96	12

Delaware VIP REIT Series (Service Class)	12/31/2011	$10.17		$11.17	13,808
	12/31/2010	8.09		10.17	10,854
	12/31/2009	6.61		8.09	6,971
	12/31/2008	9.24	*	6.61	22

Dreyfus Investment Portfolios: Small Cap Stock Index Portfolio — Service Shares	12/31/2011	$16.06		$16.02	3,720
	12/31/2010	12.84		16.05	2,859
	12/31/2009	10.34		12.84	1,170
	12/31/2008	13.26	*	10.34	17

Fidelity VIP Emerging Markets Portfolio	12/31/2011	$10.02		$7.83	3,429
	12/31/2010	8.81	*	10.02	500

Fidelity VIP Growth Portfolio	12/31/2011	$36.79		$36.51	22,783
	12/31/2010	29.91		36.79	17,036
	12/31/2009	23.52		29.91	9,321
	12/31/2008	37.70	*	23.52	5

Fidelity VIP Growth & Income Portfolio	12/31/2011	$12.58		$12.66	1,518
	12/31/2010	11.06		12.58	887
	12/31/2009	8.77		11.06	371
	12/31/2008	12.55	*	8.77	37

Fidelity VIP High Income Portfolio	12/31/2011	$7.07		$7.28	5,008
	12/31/2010	6.27		7.07	714
	12/31/2009	4.40		6.27	379
	12/31/2008	5.78	*	4.40	35

Fidelity VIP Index 500 Portfolio	12/31/2011	$145.23		$146.75	5,236
	12/31/2010	127.49		145.23	4,026
	12/31/2009	101.67		127.49	2,036
	12/31/2008	134.60	*	101.67	11

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period		Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Fidelity VIP Investment Grade Bond Portfolio	12/31/2011	$14.22		$15.11	16,443
	12/31/2010	13.32		14.22	10,896
	12/31/2009	11.61		13.32	5,172
	12/31/2008	12.11	*	11.61	16

Fidelity VIP Mid Cap Portfolio	12/31/2011	$32.12		$28.43	1,989
	12/31/2010	25.16		32.12	1,259
	12/31/2009	18.12		25.16	682
	12/31/2008	26.96	*	18.12	32

Fidelity VIP Overseas Portfolio	12/31/2011	$17.57		$14.42	43,794
	12/31/2010	15.68		17.57	32,653
	12/31/2009	12.51		15.68	19,079
	12/31/2008	18.72	*	12.51	11

Goldman Sachs VIT Mid Cap Value	12/31/2011	$14.17		$13.13	327
	12/31/2010	13.05	*	14.17	18

Ibbotson Conservative ETF Asset Allocation	12/31/2011	$11.07	*	$11.40	23

Ibbotson Income & Growth ETF Asset Allocation	12/31/2011	$10.19	*	$10.74	25

Ibbotson Balanced ETF Asset Allocation	12/31/2011	$9.31	*	$10.07	30

Ibbotson Growth ETF Asset Allocation	12/31/2011	$8.43	*	$9.28	30

Ibbotson Aggressive Growth ETF Asset Allocation	12/31/2011	$7.89	*	$8.78	182

Lazard Retirement US Small-Mid Cap Equity Portfolio	12/31/2011	$11.98		$10.85	243
	12/31/2010	10.92		11.98	13

Neuberger Berman Genesis Fund	12/31/2011	$28.94		$29.98	2,961
	12/31/2010	24.08		28.94	2,497
	12/31/2009	19.26		24.08	1,626
	12/31/2008	28.44	*	19.26	33

Putnam VT Multi-Cap Growth Fund	12/31/2011	$20.32		$19.15	131
	12/31/2010	11.44		20.32	92
	12/31/2009	8.30		11.44	87
	12/31/2008	13.61	*	8.30	15

Rainier Small/Mid Cap Equity Portfolio	12/31/2011	$32.22		$31.18	12,312
	12/31/2010	25.99		32.22	9,543
	12/31/2009	20.16		25.99	5,486
	12/31/2008	33.14	*	20.16	28

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period		Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Royce Capital Fund Small Cap Portfolio	12/31/2011	$11.63		$11.17	28,410
	12/31/2010	9.72		11.63	20,921
	12/31/2009	7.24		9.72	12,052
	12/31/2008	9.86	*	7.24	20

T. Rowe Price Equity Income Portfolio II	12/31/2011	$20.55		$20.19	13,742
	12/31/2010	18.04		20.55	11,203
	12/31/2009	14.87		18.04	7,614
	12/31/2008	23.33	*	14.87	9

T. Rowe Price Prime Reserve Portfolio	12/31/2011	$1.01		$0.99	68,542
	12/31/2010	1.01		1.01	89,828
	12/31/2009	1.01		1.01	51,579
	12/31/2008	1.00	*	1.01	198

Templeton Global Bond Securities Fund	12/31/2011	$20.10		$19.76	1,474
	12/31/2010	19.18	*	20.10	10

Wells Fargo Advantage VT Discovery FundSM (formerly Strong Mid Cap)	12/31/2011	$20.96		$20.89	6,143
	12/31/2010	15.57		20.96	4,535
	12/31/2009	11.17		15.57	2,444
	12/31/2008	18.58	*	11.17	11

Wilshire 5000 Index Fund Investment	12/31/2011	$11.36		$11.30	2,762
	12/31/2010	9.82		11.36	2,209
	12/31/2009	7.79		9.82	1,407
	12/31/2008	10.45	*	7.79	176

Wilshire Large Co. Growth Portfolio Investment	12/31/2011	$32.21		$31.53	856
	12/31/2010	27.25		32.21	664
	12/31/2009	20.52		27.25	421
	12/31/2008	30.04	*	20.52	7

Wilshire Large Co. Value Portfolio Investment	12/31/2011	$14.70		$14.10	2,010
	12/31/2010	13.05		14.70	1,601
	12/31/2009	14.01		13.05	1,059
	12/31/2008	14.01	*	10.23	14

Wilshire Small Co. Value Portfolio Investment	12/31/2011	$16.61		$15.25	110
	12/31/2010	13.52		16.61	60
	12/31/2009	11.08		13.52	41
	12/31/2008	14.01	*	11.08	18

Wilshire VIT 2015 ETF Fund	12/31/2011	$10.96		$11.05	10,488
	12/31/2010	9.90		10.96	9,758
	12/31/2009	8.28		9.90	6,352
	12/31/2008	9.82	*	8.28	82

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period		Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Wilshire VIT 2025 ETF Fund	12/31/2011	$10.49		$10.44	29,600
	12/31/2010	9.44		10.49	22,677
	12/31/2009	7.89		9.44	12,166
	12/31/2008	9.65	*	7.89	29

Wilshire VIT 2035 ETF Fund	12/31/2011	$9.91		$9.67	29,151
	12/31/2010	8.86		9.91	21,400
	12/31/2009	7.38		8.86	10,513
	12/31/2008	9.40	*	7.38	93

Wilshire VIT Balanced Fund	12/31/2011	$19.62		$19.36	1,640
	12/31/2010	17.82		19.62	1,211
	12/31/2009	15.20		17.82	834
	12/31/2008	18.19	*	15.20	11

Wilshire VIT Equity Fund	12/31/2011	$18.68		$18.02	1,379
	12/31/2010	16.87		18.68	1,085
	12/31/2009	13.74		16.87	755
	12/31/2008	18.64	*	13.74	11

Wilshire VIT Income Fund	12/31/2011	$14.01		$14.86	844
	12/31/2010	12.93		14.01	625
	12/31/2009	11.51		12.93	34
	12/31/2008	12.05	*	11.51	34

Wilshire VIT International Equity Fund	12/31/2011	$13.15		$11.26	3,379
	12/31/2010	12.03		13.15	2,576
	12/31/2009	9.25		12.03	1,622
	12/31/2008	14.00	*	9.25	14

Wilshire VIT Small Cap Growth Fund	12/31/2011	$13.89		$13.71	3,675
	12/31/2010	11.08		13.89	3,205
	12/31/2009	8.68		11.08	2,019
	12/31/2008	12.89	*	8.68	15

Wilshire VIT Socially Responsible Fund	12/31/2011	$12.58		$12.30	789
	12/31/2010	11.33		12.58	603
	12/31/2009	9.39		11.33	423
	12/31/2008	12.58	*	9.39	16

*	Inception price on date Underlying Fund was added to the Separate Account.

(1)

On and after May 1, 2012, Participants may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Participants were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts.

AllianceBernstein VPS Large Cap Growth Portfolio

AllianceBernstein VPS Small/Mid Cap Value Portfolio

Ariel Fund®

Putnam VT Multi-Cap Growth Fund (IB Shares)

Appendix B: Guaranteed Minimum Death Benefit Examples

Example for Return of Premium with Interest Guaranteed Minimum Death Benefit (“Interest GMDB”)

Assume the following:

•	There is an initial Net Premium of $100,000 and no subsequent premiums.
•	There is a withdrawal on the 3rd Certificate anniversary of $25,000. The Participant Account Value immediately before the withdrawal is $125,000.
•	We are calculating the death benefit on the 5th Certificate anniversary. The Participant Account Value at that time is $101,000.
•	There are no loans on the Certificate.
•	The Participant has not yet attained age 81.
•	No other death benefit rider was selected.

The Interest GMDB value at issue is equal to the initial Net Premium.

$100,000

The Interest GMDB value immediately before the withdrawal is the initial Net Premium accumulated at 5% interest for 3 years:

$100,000 × 1.053 = $115,763

The withdrawal adjustment is the withdrawal amount divided by the Participant Account Value immediately before the withdrawal and multiplied by the Interest GMDB value immediately before the withdrawal:

$25,000/$125,000 × $115,763 = $23,153

The Interest GMDB value immediately following the withdrawal is the Interest GMDB value immediately before the withdrawal less the withdrawal adjustment:

$115,763 – $23,153 = $92,610

The Interest GMDB value on the 5th Certificate anniversary is the Interest GMDB value immediately following the withdrawal accumulated at 5% interest for 2 years:

$92,610 × 1.052 = $102,103

The death benefit is the greatest of the Interest GMDB and the Participant Account Value.

Max [$102,103, $101,000] = $102,103

Example for Guaranteed Minimum Death Benefit — Step-Up with Return of Premium (“Step-Up GMDB”)

Assume the following:

•	There is an initial Net Premium of $100,000 and no subsequent premiums.
•	The Participant Account Value on the 1st Certificate Anniversary is $90,000.
•	The Participant Account Value on the 2nd Certificate Anniversary is $120,000.
•	There is a withdrawal during the 3rd Certificate Year of $25,000. The Participant Account Value immediately before the withdrawal is $125,000.
•	The Participant Account Value on the 3rd Certificate Anniversary is $105,000.
•	We are calculating the death benefit during the 4th Certificate Year. The Participant Account Value at that time is $101,000.
•	There are no loans on the Certificate.
•	The Participant has not yet attained age 81.
•	No other death benefit rider was selected.

The Step-Up Anniversary Value for the 1st Certificate Anniversary projected to the date of death is the Participant Account Value on the 1st Certificate Anniversary less an adjustment for the subsequent withdrawal:

$90,000 – ($25,000/$125,000 × $90,000) = $72,000

The Step-Up Anniversary Value for the 2nd Certificate Anniversary projected to the date of death is the Participant Account Value on the 2nd Certificate Anniversary less an adjustment for the subsequent withdrawal:

$120,000 – ($25,000/$125,000 × $120,000) = $96,000

The Step-Up Anniversary Value for the 3rd Certificate Anniversary projected to the date of death is the Participant Account Value on the 3rd Certificate Anniversary:

$105,000

The Step-Up GMDB is equal to the maximum of these values:

Max [$72,000, $96,000, $105,000] = $105,000

The Return of Premium Death Benefit at the date of death is the initial Net Premium less a withdrawal adjustment:

$100,000 – ($25,000/$125,000 × $100,000) = $80,000

The death benefit is the greatest of the Step-Up GMDB, the Return of Premium Death Benefit, and the Participant Account Value.

Max [$105,000, $80,000, $101,000] = $105,000

May 1, 2012

STATEMENT OF ADDITIONAL INFORMATION

HORACE MANN LIFE INSURANCE COMPANY QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT

Flexible Premium Qualified

Variable Deferred Group Annuity Contract

Horace Mann Life Insurance Company

This Statement of Additional Information is not a prospectus, and should be read in conjunction with the prospectus for the qualified variable deferred group annuity contract (“Group Contract”) dated May 1, 2012. Copies of the prospectus for the Group Contract (and the Certificates thereunder) may be obtained by writing to Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a facsimile transmission to (877) 832-3785, or by telephoning toll-free (800) 999-1030. The prospectus for the Group Contract (and the Certificates thereunder) sets forth information that a prospective investor should know before investing in a Certificate. Capitalized terms that are used, but not defined, in this Statement of Additional Information have the same meanings as in the prospectus for the Group Contract (and the Certificates thereunder).

May 1, 2012

GENERAL INFORMATION AND HISTORY

Horace Mann Life Insurance Company (“HMLIC”) sponsors the Horace Mann Life Insurance Company Qualified Group Annuity Separate Account (the “Separate Account”). HMLIC is a wholly-owned subsidiary of Educators Life Insurance Company of America, which engages in the business of insurance. HMLIC is an indirect, wholly-owned subsidiary of Horace Mann Educators Corporation (“HMEC”), a publicly-held insurance holding company traded on the New York Stock Exchange.

ADDITIONAL CONDENSED FINANCIAL INFORMATION

The following schedule includes Accumulation Unit Values for the periods indicated. The information should be read in conjunction with the financial statements of the Separate Account and the related notes that are included in the Statement of Additional Information.

The Separate Account was established in 2006 but not funded until January 2, 2008. The following information is taken from the Separate Account financial statements. The financial statements and reports are contained in the Annual Report for the Separate Account and are incorporated herein by reference and may be obtained by calling or writing HMLIC. An Accumulation Unit Value is the unit we use to calculate the value of your interest in a Subaccount.

The tables below show two sets of Accumulation Unit Values that reflect the other levels of annual expenses available under the Group Contract. The information for the Accumulation Unit Values reflecting the highest and lowest levels of annual expenses available under the Group Contract can be found in Appendix A of the prospectus for the Group Contract.

2

0.85 M & E

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period		Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
AllianceBernstein VPS Large Cap Growth Portfolio	12/31/2011	$26.67		$25.46	7,190
	12/31/2010	24.48		26.67	5,512
	12/31/2009	17.99		24.48	3,646
	12/31/2008	27.24		17.99	1,571

AllianceBernstein VPS Fund, Inc. Small/Mid Cap Value Portfolio	12/31/2011	$17.53		$15.89	1,893
	12/31/2010	13.96		17.53	1,304
	12/31/2009	9.86		13.96	885
	12/31/2008	14.76		9.86	24

AllianceBernstein VPS Fund, Inc Small Cap Growth Portfolio	12/31/2011	$15.66		$16.18	1,468
	12/31/2010	11.56		15.66	644
	12/31/2009	8.24		11.56	412
	12/31/2008	13.41		8.24	78

Ariel Fund®(4)	12/31/2011 12/31/2010	$48.59 38.89		$42.73 48.59	1,508 1,066
	12/31/2009	23.96		38.89	380
	12/31/2008	38.68		23.96	21

Calvert VP S&P Mid Cap 400 Index	12/31/2011 12/31/2010	$69.12 63.50	*	$66.87 69.12	152 99

Davis Value Portfolio	12/31/2011 12/31/2010	$12.56 11.23		$11.94 12.56	18,755 14,271
	12/31/2009	8.62		11.23	11,728
	12/31/2008	13.16		8.62	1,634

Delaware VIP Smid Cap Growth Series Service Class	12/31/2011	$21.33		$22.82	2,030
	12/31/2010	15.81		21.33	1,748
	12/31/2009	10.96		15.81	125
	12/31/2008	17.30		10.96	28

Delaware VIP REIT Series (Service Class)	12/31/2011 12/31/2010	$10.14 8.07		$11.13 10.14	18,707 13,306
	12/31/2009	6.60		8.07	8,039
	12/31/2007	10.19		6.60	1,088

3

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period		Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Dreyfus Investment Portfolios: Small Cap Stock Index Portfolio — Service Shares(3)	12/31/2011	$15.99		$15.95	6,828
	12/31/2010	12.81		15.99	4,327
	12/31/2009	10.32		12.81	2,364
	12/31/2008	14.28		10.32	307

Fidelity VIP Emerging Markets	12/31/2011 12/31/2010	$10.02 8.81	*	$7.82 10.02	3,260 785

Fidelity VIP Growth Portfolio	12/31/2011 12/31/2010	$36.63 29.82		$36.32 36.63	8,756 5,557
	12/31/2009	23.48		29.82	3,450
	12/31/2008	40.73		23.48	536

Fidelity VIP Growth & Income Portfolio	12/31/2011 12/31/2010	$12.54 11.04		$12.61 12.54	5,424 5,661
	12/31/2009	8.75		11.04	3,370
	12/31/2008	13.68		8.75	158

Fidelity VIP High Income Portfolio	12/31/2011 12/31/2010	$7.04 6.25		$7.25 7.04	12,872 7,879
	12/31/2009	4.38		6.25	4007
	12/31/2008	5.90		4.38	651

Fidelity VIP Index 500 Portfolio	12/31/2011 12/31/2010	$145.12 127.52		$146.50 145.12	6,261 4,186
	12/31/2009	101.74		127.52	2,014
	12/31/2008	145.47		101.74	192

Fidelity VIP Investment Grade Bond Portfolio	12/31/2011 12/31/2010	$14.16 13.28		$15.04 14.16	11,850 7,040
	12/31/2009	11.58		13.28	3,957
	12/31/2008	11.98		11.58	346

Fidelity VIP Mid Cap Portfolio	12/31/2011 12/31/2010	$31.97 25.07		$28.26 31.97	6,534 5,021
	12/31/2009	18.07		25.07	2,618
	12/31/2008	28.27		18.07	695

4

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period		Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Fidelity VIP Overseas Portfolio	12/31/2011	$17.53		$14.37	32,398
	12/31/2010	15.66		17.53	21,573
	12/31/2009	12.50		15.66	12,211
	12/31/2008	20.13		12.50	1,698

Goldman Sachs VIT Mid Cap Value	12/31/2011	$14.15		$13.08	31
	12/31/2010	13.05	*	14.15	22

Ibbotson Conservative ETF Asset Allocation Portfolio	12/31/2011	$11.07	*	11.40	21

Ibbotson Income & Growth ETF Asset Allocation Portfolio	12/31/2011	$10.19	*	10.73	107

Ibbotson Balanced ETF Asset Allocation Portfolio	12/31/2011	$9.31	*	10.07	72

Ibbotson Growth ETF Asset Allocation Portfolio	12/31/2011	$8.43	*	9.28	53

Ibbotson Aggressive Growth ETF Asset Allocation Portfolio	12/31/2011	$7.89	*	8.78	28

Lazard Retirement US Small-Mid Cap Equity Portfolio	12/31/2011 12/31/2010	$11.96 10.92	*	$10.78 11.96	773 587

Neuberger Berman Genesis Fund(4)	12/31/2011 12/31/2010	$28.85 24.03		$29.86 28.85	3,859 3,047
	12/31/2009	19.23		24.03	1,875
	12/31/2008	30.27		19.23	354

Putnam VT Multi-Cap Growth Fund	12/31/2011 12/31/2010	$20.31 11.42		$19.12 20.31	556 246
	12/31/2009	8.30		11.42	152
	12/31/2008	14.58		8.30	24

Rainier Small/Mid Cap Equity Portfolio(4)	12/31/2011 12/31/2010	$32.09 25.91		$31.03 32.09	7,137 5,515
	12/31/2009	20.11		25.91	3,347
	12/31/2008	36.19		20.11	435

Royce Capital Fund Small Cap Portfolio	12/31/2011 12/31/2010	$11.59 9.70		$11.12 11.59	17,137 13,006
	12/31/2009	7.22		9.70	6,674
	12/31/2008	10.32		7.22	1,279

5

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period		Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
T. Rowe Price Equity Income Portfolio VIP II	12/31/2011	$20.48		$20.10	5,161
	12/31/2010	17.99		20.48	3,279
	12/31/2009	14.47		17.99	1,589
	12/31/2008	20.21		14.47	316

T. Rowe Price Prime Reserve Portfolio	12/31/2011	$1.00		$0.99	5,641
	12/31/2010	1.00		1.00	2,399
	12/31/2009	1.00		1.00	518
	12/31/2008	1.00		1.00	180

Templeton Global Bond Securities Fund	12/31/2011	$20.04		$19.68	1,051
	12/31/2010	19.18	*	20.04	24

Wells Fargo Advantage Discovery Fund (formerly Strong Mid Cap)	12/31/2011	$20.92		$20.84	4,382
	12/31/2010	15.57		20.92	3,329
	12/31/2009	11.17		15.57	2,402
	12/31/2008	19.91		11.17	207

Wilshire 5000 Index Portfolio Investment(1)(4)	12/31/2011	$11.33		$11.26	3,400
	12/31/2010	9.81		11.33	2,556
	12/31/2009	7.78		9.81	1,892
	12/31/2008	11.30		7.78	1005

Wilshire Large Co. Growth Portfolio Investment(1)(4)	12/31/2011	$32.13		$31.42	1,123
	12/31/2010	27.20		32.13	667
	12/31/2009	20.51		27.20	364
	12/31/2008	32.21		20.51	54

Wilshire Large Co. Value Portfolio Investment(1)(4)	12/31/2011	$14.65		$14.04	7,957
	12/31/2010	13.02		14.65	6,859
	12/31/2009	10.21		13.02	4,469
	12/31/2008	15.46		10.21	2404

Wilshire Small Co. Value Portfolio Investment(1)(4)	12.31/2011	$16.56		$15.19	899
	12/31/2010	13.51		16.56	443
	12/31/2009	11.07		13.51	224
	12/31/2008	15.24		11.07	44

6

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Wilshire VIT 2015 Moderate Fund	12/31/2011	$10.94	$11.02	13,246
	12/31/2010	9.89	10.94	9,282
	12/31/2009	8.27	9.89	2,337
	12/31/2008	10.26	8.27	305

Wilshire VIT 2025 Moderate Fund	12/31/2011	$10.46	$10.41	16,596
	12/31/2010	9.43	10.46	8,341
	12/31/2009	7.88	9.43	4,052
	12/31/2008	10.18	7.88	617

Wilshire VIT 2035 Moderate Fund	12/31/2011	$9.89	$9.64	31,658
	12/31/2010	8.85	9.89	20,532
	12/31/2009	7.37	8.85	11,276
	12/31/2008	10.18	7.37	2,256

Wilshire VIT Balanced Fund	12/31/2011	$19.58	$19.30	1,014
	12/31/2010	17.80	19.58	411
	12/31/2009	15.19	17.80	521
	12/31/2008	19.22	15.19	11

Wilshire VIT Equity Fund	12/31/2011	$18.60	$17.92	1,882
	12/31/2010	16.81	18.60	1,538
	12/31/2009	13.70	16.81	1,532
	12/31/2008	20.53	13.70	11

Wilshire VIT Income Fund	12/31/2011	$14.00	$14.84	3,710
	12/31/2010	12.94	14.00	1,692
	12/31/2009	11.52	12.94	941
	12/31/2008	12.01	11.52	106

7

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Wilshire VIT International Equity Fund	12/31/2011 12/31/2010	$13.11 12.01	$11.21 13.11	9,672 8,535
	12/31/2009	9.23	12.01	6,479
	12/31/2008	14.96	9.23	2917

Wilshire VIT Small Cap Growth Fund	12/31/2011 12/31/2010	$13.86 11.07	$13.67 13.86	1,849 1,334
	12/31/2009	8.67	11.07	771
	12/31/2008	13.69	8.67	154

8

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Wilshire VIT Socially Responsible Fund	12/31/2011 12/31/2010	$12.53 11.31	$12.25 12.53	3,520 3,214
	12/31/2009	9.37	11.31	2,093
	12/31/2008	13.75	9.37	89

0.95 M & E

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period		Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
AllianceBernstein VPS Large Cap Growth Portfolio	12/31/2011	$26.39		$25.17	7,557
	12/31/2010	24.25		26.39	5,032
	12/31/2009	17.84		24.25	2,868
	12/31/2008	29.59		17.84	745

AllianceBernstein VPS Fund, Inc. Small/Mid Cap Value Portfolio	12/31/2011	$19.19		$17.37	1,735
	12/31/2010	15.29		19.19	1,425
	12/31/2009	10.81		15.29	1,300
	12/31/2008	16.76		10.81	285

AllianceBernstein VPS Fund, Inc Small Cap Growth Portfolio	12/31/2011	$15.59		$16.10	2,760
	12/31/2010	11.52		15.59	1,237
	12/31/2009	8.22		11.52	339
	12/31/2008	14.95		8.22	61

Ariel Fund®(4)	12/31/2011 12/31/2010	$48.11 38.53		$42.26 48.11	2,818 1,595
	12/31/2009	23.78		38.53	770
	12/31/2008	45.64		23.78	143

Calvert VPS&P Mid Cap 400 Index	12/31/2011 12/31/2010	$68.92 663.50	*	$66.61 68.92	179 145

Davis Value Portfolio	12/31/2011 12/31/2010	$12.41 11.11		$11.78 12.41	42,888 37,429
	12/31/2009	8.54		11.11	35,965
	12/31/2008	14.28		8.54	4,028

9

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period		Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Delaware VIP Smid Cap Growth Service Class	12/31/2011 12/31/2010	$23.96 17.77		$25.61 23.96	5,213 3,180
	12/31/2009	12.35		17.77	516
	12/31/2008	20.77		12.35	44

Delaware VIP REIT Series (Service Class)	12/31/2011 12/31/2010	$10.10 8.05		$11.07 10.10	36,668 28,389
	12/31/2009	6.59		8.05	22,819
	12/31/2008	10.86		6.59	3,025

Dreyfus Investment Portfolios: Small Cap Stock Index Portfolio- Service Shares(3)	12/31/2011	$15.89		$15.84	7,447
	12/31/2010	12.74		15.89	4,998
	12/31/2009	10.28		12.74	4,858
	12/31/2008	14.66		10.28	245

Fidelity VIP Emerging Markets Portfolio	12/31/2011 12/31/2010	$10.01 8.81	*	$7.80 10.01	13,738 6,143

Fidelity VIP Growth Portfolio	12/31/2011 12/31/2010	$36.27 29.55		$35.92 36.27	28,304 24,606
	12/31/2009	23.29		29.55	20,976
	12/31/2008	44.09		23.29	4,119

Fidelity VIP Growth & Income Portfolio	12/31/2011 12/31/2010	$13.78 12.14		$13.84 13.78	14,277 11,398
	12/31/2009	9.64		12.14	10,005
	12/31/2008	16.54		9.64	797

Fidelity VIP High Income Portfolio	12/31/2011 12/31/2010	$6.98 6.19		$7.17 6.98	30,019 16,539
	12/31/2009	4.35		6.19	9,234
	12/31/2008	5.88		4.35	2,207

Fidelity VIP Index 500 Portfolio	12/31/2011 12/31/2010	$145.46 127.94		$146.70 145.46	5,730 4,679
	12/31/2009	102.18		127.94	3,405
	12/31/2008	160.48		102.18	529

10

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period		Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Fidelity VIP Investment Grade Bond Portfolio	12/31/2011 12/31/2010	$14.63 13.73		$15.52 14.63	15,048 8,803
	12/31/2009	12.00		13.73	7,668
	12/31/2008	12.62		12.00	1,268

Fidelity VIP Mid Cap Portfolio	12/31/2011 12/31/2010	$37.56 29.48		$33.18 37.56	16,711 12,108
	12/31/2009	21.28		29.48	7,328
	12/31/2008	35.48		21.28	2,094

Fidelity VIP Overseas Portfolio	12/31/2011 12/31/2010	$19.53 17.46		$15.99 19.53	47,654 39,211
	12/31/2009	13.96		17.46	33,647
	12/31/2008	25.04		13.96	4,352

Goldman Sachs VIT Mid Cap Value	12/31/2011 12/31/2010	$14.13 13.05	*	$13.08 14.13	654 27

Goldman Sachs VIT Structured Small Cap Equity Fund(5)	12/31/2011	$11.43		$11.36	21
	12/31/2010	8.88		11.43	21
	12/31/2009	6.99		8.88	21
	12/31/2008	10.53		6.99	21

Ibbotson Conservative ETF Asset Allocation Portfolio	12/31/2011	$11.07	*	11.40	207

Ibbotson Income & Growth ETF Asset Allocation Portfolio	12/31/2011	$10.19	*	10.74	3,943

Ibbotson Balanced ETF Asset Allocation Portfolio	12/31/2011	$9.31	*	10.06	7,490

Ibbotson Growth ETF Asset Allocation Portfolio	12/31/2011	$8.43	*	9.28	26

Ibbotson Aggressive Growth ETF Asset Allocation Portfolio	12/31/2011	$7.89	*	8.78	120

Lazard Retirement US Small-Mid Cap Equity Portfolio	12/31/2011	$11.95		$10.77	1,423
	12/31/2010	10.92	*	11.95	54

Neuberger Berman Genesis Fund(4)	12/31/2011 12/31/2010	$28.57 23.82		$29.54 28.57	11,389 12,286
	12/31/2009	19.09		23.82	9,781
	12/31/2008	28.63		19.09	5,011

11

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period		Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Putnam VT Multi-Cap Growth Fund	12/31/2011 12/31/2010	$20.31 11.30		$19.10 20.31	453 296
	12/31/2009	8.22		11.30	166
	12/31/2008	15.08		8.22	31

Rainier Small/Mid Cap Equity Portfolio(4)	12/31/2011 12/31/2010	$31.81 25.71		$30.72 31.81	8,752 8,163
	12/31/2009	19.97		25.71	8,438
	12/31/2008	38.994		19.97	869

Royce Capital Fund Small Cap Portfolio	12/31/2011 12/31/2010	$11.50 9.63		$11.02 11.50	40,718 29,270
	12/31/2009	7.18		9.63	23,471
	12/31/2008	9.88		7.18	2,574

T. Rowe Price Equity Income Portfolio VIP II	12/31/2011 12/31/2010	$21.07 18.53		$20.67 21.07	8,753 5,680
	12/31/2009	14.92		18.53	3,644
	12/31/2008	23.33		14.92	627

T. Rowe Price Prime Reserve Portfolio	12/31/2011 12/31/2010	$1.00 1.01		$0.99 1.00	40,530 20,017
	12/31/2009	1.02		1.01	13,514
	12/31/2008	1.00		1.02	1,494

Templeton Global Bond Securities Fund	12/31/2011 12/31/2010	$20.01 19.18	*	$19.64 20.01	4,671 860

Wells Fargo Advantage Discovery Fund (formerly Strong Mid Cap)	12/31/2011	$20.72		$20.62	12,018
	12/31/2010	15.43		20.72	11,901
	12/31/2009	11.09		15.43	10,419
	12/31/2008	19.85		11.09	4,035

Wilshire 5000 Index Portfolio Investment(1)(4)	12/31/2011 12/31/2010	$11.23 9.73		$11.15 11.23	19,650 12,757
	12/31/2009	7.73		9.73	6,630
	12/31/2008	12.24		7.73	3,219

Wilshire Large Co. Growth Portfolio Investment(1)(4)	12/31/2011 12/31/2010	$31.69 26.85		$30.96 31.69	1,064 751
	12/31/2009	20.26		26.85	332
	12/31/2008	34.86		20.26	46

12

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Wilshire Large Co. Value Portfolio Investment(1)(4)	12/31/2011 12/31/2010	$14.50 12.91	$13.89 14.50	6,624 2,920
	12/31/2009	10.13	12.91	1,334
	12/31/2008	17.24	10.13	189

Wilshire Small Co. Value Portfolio Investment(1)(4)	12/31/2011 12/31/2010	$16.33 13.33	$14.96 16.33	2,004 1,105
	12/31/2009	10.95	13.33	238
	12/31/2008	16.23	10.95	33

Wilshire VIT 2015 Moderate Fund	12/31/2011 12/31/2010	$10.86 9.82	$10.93 10.86	67,757 51,496
	12/31/2009	8.24	9.82	39,403
	12/31/2008	10.91	8.24	14,555

Wilshire VIT 2025 Moderate Fund	12/31/2011 12/31/2010	$10.40 9.38	$10.33 10.40	104,978 67,666
	12/31/2009	7.85	9.38	46,064
	12/31/2008	10.94	7.85	6,705

13

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Wilshire VIT 2035 Moderate Fund	12/31/2011 12/31/2010	$9.82 8.79	$9.56 9.82	173,785 115,618
	12/31/2009	7.34	8.79	66,581
	12/31/2008	10.96	7.34	10,937

Wilshire VIT Balanced Fund	12/31/2011 12/31/2010	$19.40 17.65	$19.10 19.40	14,178 7,853
	12/31/2009	15.08	17.65	4,655
	12/31/2008	20.62	15.08	623

Wilshire VIT Equity Fund	12/31/2011 12/31/2010	$18.43 16.67	$17.74 18.43	2,009 1,451
	12/31/2009	13.61	16.67	796
	12/31/2008	22.65	13.61	135

Wilshire VIT Income Fund	12/31/2011 12/31/2010	$13.85 12.81	$14.66 13.85	5,302 3,706
	12/31/2009	11.42	12.81	1,531
	12/31/2008	12.36	11.42	431

Wilshire VIT International Equity Fund	12/31/2011 12/31/2010	$12.97 11.89	$11.08 12.97	8,612 6,280
	12/31/2009	9.15	11.89	2,960
	12/31/2008	16.70	9.15	764

14

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Wilshire VIT Small Cap Growth Fund	12/31/2011 12/31/2010	$13.74 10.99	$13.54 13.74	1,409 1,062
	12/31/2009	8.62	10.99	664
	12/31/2008	15.94	8.62	243

Wilshire VIT Socially Responsible Fund	12/31/2011 12/31/2010	$12.42 11.21	$12.12 12.42	2,007 1,680
	12/31/2009	9.31	11.21	1,493
	12/31/2008	15.50	9.31	267

15

1.05 M & E

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period		Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
AllianceBernstein VPS Large Cap Growth Portfolio	12/31/2011	$26.50		$25.18	12
	12/31/2010	24.43		26.50	8
	12/31/2009	17.95		24.43	8
	12/31/2008	25.05	*	17.95	8

AllianceBernstein VPS Small/Mid Cap Value Portfolio	12/31/2011	$17.39		$15.72	69
	12/31/2010	13.88		17.39	71
	12/31/2009	9.82		13.88	71
	12/31/2008	13.34	*	9.82	15

AllianceBernstein VPS Small Cap Growth Portfolio	12/31/2011	$15.55		$16.01	23
	12/31/2010	11.54		15.55	16
	12/31/2009	8.22		11.54	16
	12/31/2008	12.65	*	8.22	16

Ariel Fund®	12/31/2011	$48.03		$42.02	5
	12/31/2010	38.65		48.03	6
	12/31/2009	23.90		38.65	6
	12/31/2008	34.34	*	23.90	6

Calvert VP S&P Mid Cap 400 Index	12/31/2011	$69.33		$67.24	3
	12/31/2010	63.50	*	69.33	2

Davis Value Portfolio	12/31/2011	$12.46		$11.82	1,571
	12/31/2010	11.16		12.46	1,617
	12/31/2009	8.59		11.16	2,357
	12/31/2008	12.00	*	8.59	19

Delaware VIP Smid Cap Growth Service	12/31/2011	$21.19		$22.63	74
	12/31/2010	15.75		21.19	88
	12/31/2009	10.93		15.75	12
	12/31/2008	16.26	*	10.93	12

Delaware VIP REIT Series (Service Class)	12/31/2011	$10.10		$11.06	800
	12/31/2010	8.06		10.10	825
	12/31/2009	6.59		8.06	1,202
	12/31/2008	9.24	*	6.59	23

Dreyfus Investment Portfolios: Small Cap Stock	12/31/2011	$15.91		$15.83	235
	12/31/2010	12.77		15.91	227

16

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period		Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Index Portfolio-Service Shares	12/31/2009	$10.30		$12.77	409
	12/31/2008	13.26	*	10.30	18

Fidelity VIP Emerging Markets Portfolio	12/31/2011	$10.04		$7.86	28
	12/31/2010	8.81	*	10.04	14

Fidelity VIP Growth Portfolio	12/31/2011	$36.39		$36.00	577
	12/31/2010	29.67		36.39	594
	12/31/2009	23.42		29.67	866
	12/31/2008	37.70	*	23.42	6

Fidelity VIP Growth & Income Portfolio	12/31/2011	$12.47		$12.51	219
	12/31/2010	10.99		12.47	210
	12/31/2009	8.74		10.99	210
	12/31/2008	12.55	*	8.74	16

Fidelity VIP High Income Portfolio	12/31/2011	$7.02		$7.22	85
	12/31/2010	6.23		7.02	70
	12/31/2009	4.38		6.23	69
	12/31/2008	5.78	*	4.38	35

Fidelity VIP Index 500 Portfolio	12/31/2011	$144.47		$146.68	4
	12/31/2010	127.24		144.47	3
	12/31/2009	101.09		127.24	9
	12/31/2008	134.60	*	101.09	736

Fidelity VIP Investment Grade Bond Portfolio	12/31/2011	$14.05		$14.88	771
	12/31/2010	13.19		14.05	829
	12/31/2009	11.53		13.19	1,379
	12/31/2008	12.11	*	11.53	17

Fidelity VIP Mid Cap Portfolio	12/31/2011	$31.79		$27.93	13
	12/31/2010	25.06		31.79	8
	12/31/2009	18.09		25.06	8
	12/31/2008	26.96	*	18.09	8

Fidelity VIP Overseas Portfolio	12/31/2011	$17.43		$14.26	967
	12/31/2010	15.61		17.43	993
	12/31/2009	12.48		15.61	1537
	12/31/2008	18.72	*	12.48	8

Goldman Sachs VIT Mid Cap Value	12/31/2011	$14.14		$13.19	18
	12/31/2010	13.05	*	14.14	10

Ibbotson Conservative ETF Asset Allocation Portfolio	12/31/2011	$11.07	*	11.40	21

Ibbotson Income & Growth ETF Asset Allocation Portfolio	12/31/2011	$10.19	*	10.74	24

Ibbotson Balanced ETF Asset Allocation Portfolio	12/31/2011	$9.31	*	10.06	26

17

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period		Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Ibbotson Growth ETF Asset Allocation Portfolio	12/31/2011	$8.43	*	9.28	26

Ibbotson Aggressive Growth ETF Asset Allocation Portfolio	12/31/2011	$7.89	*	8.78	29

Lazard Retirement US Small-Mid Cap Equity Portfolio	12/31/2011	$11.95		$10.83	20
	12/31/2010	10.92	*	11.95	11

Neuberger Berman Genesis Fund	12/31/2011	$28.85		$29.63	12
	12/31/2010	24.10		28.85	7
	12/31/2009	19.20		24.10	7
	12/31/2008	28.44	*	19.20	7

Putnam VT Multi-Cap Growth Fund	12/31/2011	$20.29		$19.03	17
	12/31/2010	11.44		20.29	11
	12/31/2009	8.27		11.44	15
	12/31/2008	13.61	*	8.27	15

Rainier Small/Mid Cap Equity Portfolio	12/31/2011	$32.00		$30.88	157
	12/31/2010	25.89		32.00	153
	12/31/2009	20.07		25.89	260
	12/31/2008	33.14	*	20.07	6

Royce Capital Fund Small Cap Portfolio	12/31/2011	$11.55		$11.05	665
	12/31/2010	9.68		11.55	654
	12/31/2009	7.22		9.68	672
	12/31/2008	9.86	*	7.22	3

T. Rowe Price Equity Income Portfolio VIP II	12/31/2011	$20.33		$19.87	17
	12/31/2010	17.93		20.33	11
	12/31/2009	14.44		17.93	11
	12/31/2008	18.34	*	14.44	11

T. Rowe Price Prime Reserve Portfolio	12/31/2011	$0.98		$0.96	332
	12/31/2010	0.99		0.98	202
	12/31/2009	1.00		0.99	202
	12/31/2008	1.00	*	1.00	202

Templeton Global Bond Securities Fund	12/31/2011	$19.92		$19.45	16
	12/31/2010	19.18	*	19.92	10

Wells Fargo Advantage Discovery Fund (formerly Strong Mid Cap)	12/31/2011	$20.78		$20.65	130
	12/31/2010	15.48		20.78	124
	12/31/2009	11.15		15.48	124
	12/31/2008	18.58	*	11.15	11

Wilshire 5000 Index Portfolio Investment	12/31/2011	$11.23		$11.10	31
	12/31/2010	9.79		11.23	20
	12/31/2009	7.77		9.79	19
	12/31/2008	10.45	*	7.77	19

18

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period		Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Wilshire Large Co. Growth Portfolio Investment	12/31/2011	$31.90		$30.92	11
	12/31/2010	27.14		31.90	7
	12/31/2009	20.45		27.14	7
	12/31/2008	30.04	*	20.45	7

Wilshire Large Co. Value Portfolio Investment	12/31/2011	$14.49		$13.80	23
	12/31/2010	12.97		14.49	14
	12/31/2009	10.19		12.97	15
	12/31/2008	14.01	*	10.19	14

Wilshire Small Co. Value Portfolio Investment	12/31/2011	$16.34		$14.91	23
	12/31/2010	13.41		16.34	15
	12/31/2009	11.03		13.41	15
	12/31/2008	14.01	*	11.03	14

Wilshire VIT 2015 ETF Fund	12/31/2011	$10.86		$10.92	234
	12/31/2010	9.84		10.86	223
	12/31/2009	8.25		9.84	259
	12/31/2008	9.82	*	8.25	84

Wilshire VIT 2025 ETF Fund	12/31/2011	$10.41		$10.33	143
	12/31/2010	9.40		10.41	132
	12/31/2009	7.88		9.40	132
	12/31/2008	9.65	*	7.88	21

Wilshire VIT 2035 ETF Fund	12/31/2011	$9.83		$9.57	1,443
	12/31/2010	8.82		9.83	1,432
	12/31/2009	7.36		8.82	1452
	12/31/2008	9.40	*	7.36	49

Wilshire VIT Balanced Fund	12/31/2011	$19.43		$19.11	289
	12/31/2010	17.69		19.43	750
	12/31/2009	15.13		7.69	750
	12/31/2008	18.19	*	15.13	178

Wilshire VIT Equity Fund	12/31/2011 12/31/2010	$18.52 16.78		$17.73 18.52	17 11
	12/31/2009	13.39		16.78	11
	12/31/2008	18.64	*	13.39	11

Wilshire VIT Income Fund	12/31/2011 12/31/2010	$13.85 12.82		$14.68 13.85	42 35
	12/31/2009	11.43		12.82	35
	12/31/2008	12.05	*	11.43	35

Wilshire VIT International Equity Fund	12/31/2011 12/31/2010	$13.07 12.00		$11.14 13.07	23 15
	12/31/2009	9.21		12.00	14
	12/31/2008	14.00	*	9.21	14.

19

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period		Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Wilshire VIT Small Cap Growth Fund	12/31/2011 12/31/2010	$13.79 11.06		$13.52 13.79	25 16
	12/31/2009	8.65		11.06	16
	12/31/2008	12.89	*	8.65	16

Wilshire VIT Socially Responsible Fund	12/31/2011 12/31/2010	$12.43 11.29		$12.07 12.43	27 16
	12/31/2009	9.36		11.29	16
	12/31/2008	12.58	*	9.36	16

UNDERWRITER

HMLIC offers and sells the Group Contracts and Certificates thereunder on a continuous basis through its licensed life insurance sales personnel who are also registered representatives of Horace Mann Investors, Inc. (“HM Investors”), a broker/dealer registered with the Securities and Exchange Commission and a member of FINRA. HM Investors serves as principal underwriter of the Separate Account. HM Investors is located at One Horace Mann Plaza, Springfield, Illinois 62715-0001. HM Investors is an affiliate of HMLIC and a wholly-owned subsidiary of HMEC.

HMLIC contracts with HM Investors to distribute the Group Contracts/Certificates. The Group Contracts/Certificates also may be offered and sold through independent agents and other, unaffiliated broker-dealers that have entered into selling agreements with HMLIC and HM Investors. (HM Investors and such unaffiliated broker-dealers shall be referred to herein collectively as “selling firms.”). HM Investors passes through any commissions it receives for sales of the Group Contracts/Certificates to its registered representatives and to other selling firms for their sales of the Group Contracts/Certificates.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements of the Separate Account as of December 31, 2011, for the periods disclosed in the financial statements, and those financial statements and schedules of Horace Mann Life Insurance Company as of December 31, 2011 and 2010 and for each of the three years in the period ended December 31, 2011, appearing herein have been audited by KPMG LLP, independent registered public accounting firm, as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing. The principal business address of KPMG LLP is 303 East Wacker Drive, Chicago, Illinois 60601.

The KPMG LLP report dated April 30, 2012, of HMLIC includes explanatory language that states that HMLIC prepared the statutory financial statements using statutory accounting practices prescribed or permitted by the Illinois Department of Insurance, which practices differ from U.S. generally accepted accounting principles. Accordingly, the KPMG LLP audit report states that the statutory financial statements are not presented fairly in conformity with U.S. generally accepted accounting principles,

20

and further states that those statements are presented fairly, in all material respects, in conformity with statutory accounting practices.

FINANCIAL STATEMENTS

Audited financial statements of HMLIC and of the Separate Account are included herein. The financial statements for HMLIC should be considered only as bearing upon the ability of HMLIC to meet its obligations under the Group Contracts and Certificates thereunder.

21

Report of Independent Registered Public Accounting Firm

The Contract Owners

Horace Mann Life Insurance Company Qualified Group Annuity Separate Account

        and

The Board of Directors and Stockholder

Horace Mann Life Insurance Company:

We have audited the accompanying statements of net assets for each of the sub-accounts, listed in Note 1, comprising the Horace Mann Life Insurance Company Qualified Group Annuity Separate Account (the Account) as of December 31, 2011, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended and the financial highlights for each of the years or periods in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement and financial highlight presentation. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the third party administrator of the underlying sub-accounts. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the respective sub-accounts for the Horace Mann Life Insurance Company Qualified Group Annuity Separate Account as of December 31, 2011, and the results of its operations for the year then ended, the changes in net assets for each of the years or periods in the two-year period then ended and the financial highlights for each of the years or periods in the four-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Chicago, Illinois

April 30, 2012

HORACE MANN LIFE INSURANCE COMPANY QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT

Statements of Net Assets

December 31, 2011

	ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO	ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO	ALLIANCEBERNSTEIN VPS SMALL CAP GROWTH PORTFOLIO	ARIEL FUND	CALVERT S&P MID CAP 400 INDEX PORTFOLIO	DAVIS VALUE PORTFOLIO	DELAWARE VIP REIT SERIES	DELAWARE VIP SMID CAP GROWTH SERIES
ASSETS
Investments at market value	$716,335	$95,389	$100,955	$212,399	$25,373	$1,036,823	$779,926	$262,237
TOTAL ASSETS	$716,335	$95,389	$100,955	$212,399	$25,373	$1,036,823	$779,926	$262,237

NET ASSETS
Net Assets (Indefinite units authorized) Active Contract Owners	716,335	95,389	100,955	212,399	25,373	1,036,823	779,926	262,237
TOTAL NET ASSETS	$716,335	$95,389	$100,955	$212,399	$25,373	$1,036,823	$779,926	$262,237

Total Units	28,171	5,836	6,252	5,004	379	87,360	70,243	10,846

INVESTMENTS
Cost of investments	$663,404	$89,360	$92,860	$211,203	$25,772	$1,006,527	$591,547	$239,803
Unrealized appreciation (depreciation) on investments	$52,931	$6,029	$8,095	$1,196	$(399)	$30,296	$188,379	$22,434
Number of shares in underlying mutual funds	27,509	6,202	6,078	4,943	379	99,028	74,563	11,619

Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0075	13,230	2,121	1,738	568	41	24,032	13,808	3,506
M&E Rate .0085	7,190	1,893	1,468	1,508	152	18,755	18,708	2,030
M&E Rate .0095	7,557	1,735	2,760	2,818	179	42,888	36,668	5,213
M&E Rate .0105	12	69	23	5	3	1,571	800	74
M&E Rate .0125	182	18	263	105	4	114	259	23

Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0075	$25.57	$15.92	$16.24	$42.83	$67.88	$11.97	$11.17	$22.85
M&E Rate .0085	$25.46	$15.89	$16.18	$42.73	$66.87	$11.94	$11.13	$22.82
M&E Rate .0095	$25.17	$17.37	$16.10	$42.26	$66.61	$11.78	$11.07	$25.61
M&E Rate .0105	$25.18	$15.72	$16.01	$42.02	$67.24	$11.82	$11.06	$22.63
M&E Rate .0125	$24.98	$17.06	$15.84	$41.23	$66.78	$11.62	$10.98	$25.31

See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT

Statements of Net Assets

December 31, 2011

	DREYFUS SMALL CAP STOCK INDEX PORTFOLIO	FIDELITY VIP EMERGING MARKETS PORTFOLIO	FIDELITY VIP GROWTH PORTFOLIO	FIDELITY VIP GROWTH & INCOME PORTFOLIO	FIDELITY VIP HIGH INCOME PORTFOLIO	FIDELITY VIP INDEX 500 PORTFOLIO	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO	FIDELITY VIP MID CAP PORTFOLIO
ASSETS
Investments at market value	$290,318	$166,810	$2,188,237	$288,264	$376,039	$2,532,505	$672,752	$803,120
TOTAL ASSETS	$290,318	$166,810	$2,188,237	$288,264	$376,039	$2,532,505	$672,752	$803,120

NET ASSETS
Net Assets (Indefinite units authorized) Active Contract Owners	290,318	166,810	2,188,237	288,264	376,039	2,532,505	672,752	803,120
TOTAL NET ASSETS	$290,318	$166,810	$2,188,237	$288,264	$376,039	$2,532,505	$672,752	$803,120

Total Units	18,241	21,366	60,445	21,458	52,309	17,270	44,182	25,462

INVESTMENTS
Cost of investments	$250,055	$196,876	$1,862,922	$255,037	$389,168	$2,361,829	$670,283	$794,323
Unrealized appreciation (depreciation) on investments	$40,263	$(30,066)	$325,315	$33,227	$(13,129)	$170,676	$2,469	$8,797
Number of shares in underlying mutual funds	23,855	21,496	59,903	23,266	71,490	19,748	52,889	28,101

Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0075	3,720	3,429	22,783	1,518	5,008	5,236	16,443	1,989
M&E Rate .0085	6,828	3,260	8,756	5,424	12,872	6,261	11,850	6,534
M&E Rate .0095	7,447	13,738	28,304	14,277	30,019	5,730	15,048	16,711
M&E Rate .0105	235	28	577	219	85	4	771	13
M&E Rate .0125	11	911	25	20	4,325	39	70	215

Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0075	$16.02	$7.83	$36.51	$12.66	$7.28	$146.75	$15.11	$28.43
M&E Rate .0085	$15.95	$7.82	$36.32	$12.61	$7.25	$146.50	$15.04	$28.26
M&E Rate .0095	$15.84	$7.80	$35.92	$13.84	$7.17	$146.70	$15.52	$33.18
M&E Rate .0105	$15.83	$7.86	$36.00	$12.51	$7.22	$146.68	$14.88	$27.93
M&E Rate .0125	$15.57	$7.76	$35.62	$13.63	$7.05	$147.02	$15.20	$32.99
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT

Statements of Net Assets

December 31, 2011

	FIDELITY VIP OVERSEAS PORTFOLIO	GOLDMAN SACHS VIT MID CAP VALUE FUND	GOLDMAN SACHS VIT STRUCTURED SMALL CAP EQUITY FUND	IBBOTSON AGGRESSIVE GROWTH ETF PORTFOLIO	IBBOTSON BALANCED ETF PORTFOLIO	IBBOTSON CONSERVATIVE ETF PORTFOLIO	IBBOTSON GROWTH ETF PORTFOLIO	IBBOTSON INCOME & GROWTH ETF PORTFOLIO
ASSETS
Investments at market value	$1,873,453	$13,725	$455	$3,405	$76,925	$3,338	$1,481	$44,273
TOTAL ASSETS	$1,873,453	$13,725	$455	$3,405	$76,925	$3,338	$1,481	$44,273

NET ASSETS
Net Assets (Indefinite units authorized) Active Contract Owners	1,873,453	13,725	455	3,405	76,925	3,338	1,481	44,273
TOTAL NET ASSETS	$1,873,453	$13,725	$455	$3,405	$76,925	$3,338	$1,481	$44,273

Total Units	124,854	1,048	40	388	7,644	293	160	4,123

INVESTMENTS
Cost of investments	$1,982,071	$14,400	$414	$3,312	$77,074	$3,393	$1,456	$45,353
Unrealized appreciation (depreciation) on investments	$(108,618)	$(675)	$41	$93	$(149)	$(55)	$25	$(1,080)

Number of shares in underlying mutual funds	138,569	1,047	40	391	7,841	303	163	4,220

Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0075	43,794	327	—	182	30	23	30	25
M&E Rate .0085	32,398	31	—	28	72	21	53	107
M&E Rate .0095	47,654	654	21	120	7,490	207	26	3,943
M&E Rate .0105	967	18	—	29	26	21	26	24
M&E Rate .0125	41	18	19	29	26	21	25	24

Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0075	$14.42	$13.13	$—	$8.78	$10.07	$11.40	$9.28	$10.74
M&E Rate .0085	$14.37	$13.08	$—	$8.78	$10.07	$11.40	$9.28	$10.73
M&E Rate .0095	$15.99	$13.08	$11.36	$8.78	$10.06	$11.40	$9.28	$10.74
M&E Rate .0105	$14.26	$13.19	$—	$8.78	$10.06	$11.40	$9.28	$10.74
M&E Rate .0125	$15.85	$13.00	$11.17	$8.78	$10.06	$11.40	$9.28	$10.74

See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT

Statements of Net Assets

December 31, 2011

	LAZARD RETIREMENT US SMALL-MID CAP EQUITY PORTFOLIO	NEUBERGER BERMAN GENESIS FUND	PUTNAM VT MULTI-CAP GROWTH FUND	RAINIER SMALL/MID CAP EQUITY PORTFOLIO	ROYCE CAPITAL FUND SMALL CAP PORTFOLIO	TEMPLETON GLOBAL BOND SECURITIES FUND	T. ROWE PRICE EQUITY INCOME PORTFOLIO VIP II	T. ROWE PRICE PRIME RESERVE PORTFOLIO
ASSETS
Investments at market value	$28,228	$543,016	$22,423	$879,350	$964,655	$150,142	$563,286	$115,478
TOTAL ASSETS	$28,228	$543,016	$22,423	$879,350	$964,655	$150,142	$563,286	$115,478

NET ASSETS
Net Assets (Indefinite units authorized) Active Contract Owners	28,228	543,016	22,423	879,350	964,655	150,142	563,286	115,478
TOTAL NET ASSETS	$28,228	$543,016	$22,423	$879,350	$964,655	$150,142	$563,286	$115,478

Total Units	2,619	18,299	1,173	28,367	87,008	7,637	27,715	116,262

INVESTMENTS
Cost of investments	$32,691	$503,630	$22,988	$718,312	$859,000	$160,839	$515,848	$115,478
Unrealized appreciation (depreciation) on investments	$(4,463)	$39,386	$(565)	$161,038	$105,655	$(10,697)	$47,438	$—

Number of shares in underlying mutual funds	3,048	19,971	1,164	27,618	95,794	8,142	29,080	115,478

Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0075	243	2,961	131	12,312	28,410	1,474	13,742	68,542
M&E Rate .0085	773	3,859	556	7,137	17,137	1,051	5,161	5,641
M&E Rate .0095	1,423	11,389	453	8,752	40,718	4,671	8,753	40,530
M&E Rate .0105	20	12	17	157	665	16	17	332
M&E Rate .0125	160	78	16	9	78	425	42	1,217

Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0075	$10.85	$29.98	$19.15	$31.18	$11.17	$19.76	$20.19	$0.99
M&E Rate .0085	$10.78	$29.86	$19.12	$31.03	$11.12	$19.68	$20.10	$0.99
M&E Rate .0095	$10.77	$29.54	$19.10	$30.72	$11.02	$19.64	$20.67	$0.99
M&E Rate .0105	$10.83	$29.63	$19.03	$30.88	$11.05	$19.45	$19.87	$0.96
M&E Rate .0125	$10.70	$29.41	$18.95	$30.27	$10.82	$19.47	$20.52	$0.99

See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT

Statements of Net Assets

December 31, 2011

	WELLS FARGO ADVANTAGE VT DISCOVERY FUND	WILSHIRE 5000 INDEX PORTFOLIO INVESTMENT	WILSHIRE LARGE CO. GROWTH PORTFOLIO INVESTMENT	WILSHIRE LARGE CO. VALUE PORTFOLIO INVESTMENT	WILSHIRE SMALL CO. VALUE PORTFOLIO INVESTMENT	WILSHIRE VIT 2015 ETF FUND	WILSHIRE VIT 2025 ETF FUND	WILSHIRE VIT 2035 ETF FUND
ASSETS
Investments at market value	$470,472	$290,663	$95,864	$232,721	$45,964	$1,004,993	$1,590,592	$2,264,660
TOTAL ASSETS	$470,472	$290,663	$95,864	$232,721	$45,964	$1,004,993	$1,590,592	$2,264,660

NET ASSETS
Net Assets (Indefinite units authorized) Active Contract Owners	470,472	290,663	95,864	232,721	45,964	1,004,993	1,590,592	2,264,660
TOTAL NET ASSETS	$470,472	$290,663	$95,864	$232,721	$45,964	$1,004,993	$1,590,592	$2,264,660

Total Units	22,689	26,006	3,064	16,639	3,057	91,751	153,593	236,177

INVESTMENTS
Cost of investments	$397,309	$267,992	$83,807	$218,512	$44,135	$916,712	$1,475,323	$2,141,134
Unrealized appreciation (depreciation) on investments	$73,163	$22,671	$12,057	$14,209	$1,829	$88,281	$115,269	$123,526

Number of shares in underlying mutual funds	22,015	26,593	3,039	16,839	3,056	96,913	162,140	243,250

Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0075	6,143	2,762	856	2,010	110	10,488	29,600	29,151
M&E Rate .0085	4,382	3,400	1,123	7,957	899	13,246	16,596	31,658
M&E Rate .0095	12,018	19,650	1,064	6,624	2,004	67,757	104,978	173,785
M&E Rate .0105	130	31	11	23	23	234	143	1,443
M&E Rate .0125	16	163	10	25	21	26	2,276	140

Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0075	$20.89	$11.30	$31.53	$14.10	$15.25	$11.05	$10.44	$9.67
M&E Rate .0085	$20.84	$11.26	$31.42	$14.04	$15.19	$11.02	$10.41	$9.64
M&E Rate .0095	$20.62	$11.15	$30.96	$13.89	$14.96	$10.93	$10.33	$9.56
M&E Rate .0105	$20.65	$11.10	$30.92	$13.80	$14.91	$10.92	$10.33	$9.57
M&E Rate .0125	$20.34	$11.03	$30.29	$13.57	$14.65	$10.64	$10.19	$9.43

See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT

Statements of Net Assets

December 31, 2011

	WILSHIRE VIT BALANCED FUND	WILSHIRE VIT EQUITY FUND	WILSHIRE VIT INCOME FUND	WILSHIRE VIT INTERNATIONAL EQUITY FUND	WILSHIRE VIT SMALL CAP GROWTH FUND	WILSHIRE VIT SOCIALLY RESPONSIBLE FUND
ASSETS
Investments at market value	$331,961	$102,600	$146,264	$246,740	$95,361	$77,784
TOTAL ASSETS	$331,961	$102,600	$146,264	$246,740	$95,361	$77,784

NET ASSETS
Net Assets (Indefinite units authorized) Active Contract Owners	331,961	102,600	146,264	246,740	95,361	77,784
TOTAL NET ASSETS	$331,961	$102,600	$146,264	$246,740	$95,361	$77,784

Total Units	17,355	5,749	9,920	22,101	6,981	6,368

INVESTMENTS
Cost of investments	$327,919	$95,795	$152,103	$251,459	$81,203	$72,015
Unrealized appreciation (depreciation) on investments	$4,042	$6,805	$(5,839)	$(4,719)	$14,158	$5,769

Number of shares in underlying mutual funds	21,528	5,860	12,523	22,867	6,802	7,189

Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0075	1,640	1,379	844	3,379	3,675	789
M&E Rate .0085	1,014	1,882	3,710	9,672	1,849	3,520
M&E Rate .0095	14,178	2,009	5,302	8,612	1,409	2,007
M&E Rate .0105	289	17	42	23	25	27
M&E Rate .0125	234	462	22	415	23	25

Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0075	$19.36	$18.02	$14.86	$11.26	$13.71	$12.30
M&E Rate .0085	$19.30	$17.92	$14.84	$11.21	$13.67	$12.25
M&E Rate .0095	$19.10	$17.74	$14.66	$11.08	$13.54	$12.12
M&E Rate .0105	$19.11	$17.73	$14.68	$11.14	$13.52	$12.07
M&E Rate .0125	$18.65	$17.50	$14.40	$10.92	$13.25	$11.85

See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT

Statements of Operations

For The Twelve Months Ending December 31, 2011

	ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO	ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO	ALLIANCEBERNSTEIN VPS SMALL CAP GROWTH PORTFOLIO	ARIEL FUND	CALVERT S&P MID CAP 400 INDEX PORTFOLIO	DAVIS VALUE PORTFOLIO	DELAWARE VIP REIT SERIES	DELAWARE VIP SMID CAP GROWTH SERIES
INVESTMENT INCOME

Dividend income distribution	$570	$218	$—	$452	$101	$9,302	$8,441	$1,633

Investment Income	570	218	—	452	101	9,302	8,441	1,633

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Capital gain distribution	—	—	—	—	—	80,675	—	5,894

Net realized gain (loss) on investments	28,864	4,296	9,122	12,132	56	25,128	22,077	12,171

Net unrealized appreciation (depreciation) on investments	(54,635)	(12,652)	(7,152)	(36,927)	(611)	(157,062)	34,670	(6,170)

Net gain (loss) on investments	(25,771)	(8,356)	1,970	(24,795)	(555)	(51,259)	56,747	11,895

EXPENSES

Mortality and expense risk charge (Note 3)	(5,147)	(731)	(684)	(1,647)	(191)	(8,080)	(5,733)	(1,856)

Total Expenses	(5,147)	(731)	(684)	(1,647)	(191)	(8,080)	(5,733)	(1,856)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(30,348)	$(8,869)	$1,286	$(25,990)	$(645)	$(50,037)	$59,455	$11,672

See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT

Statements of Operations

For The Twelve Months Ending December 31, 2011

	DREYFUS SMALL CAP STOCK INDEX PORTFOLIO	FIDELITY VIP EMERGING MARKETS PORTFOLIO	FIDELITY VIP GROWTH PORTFOLIO	FIDELITY VIP GROWTH & INCOME PORTFOLIO	FIDELITY VIP HIGH INCOME PORTFOLIO	FIDELITY VIP INDEX 500 PORTFOLIO	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO	FIDELITY VIP MID CAP PORTFOLIO
INVESTMENT INCOME

Dividend income distribution	$1,314	$1,455	$2,903	$4,505	$25,170	$44,528	$20,108	$193

Investment Income	1,314	1,455	2,903	4,505	25,170	44,528	20,108	193
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	526	—	6,956	—	—	46,217	13,855	1,514
Net realized gain (loss) on investments	4,878	(3,578)	89,057	10,162	3,717	64,205	3,804	54,641
Net unrealized appreciation (depreciation) on investments	(5,670)	(35,654)	(124,456)	(11,794)	(19,910)	(123,515)	(747)	(155,940)
Net gain (loss) on investments	(266)	(39,232)	(28,443)	(1,632)	(16,193)	(13,093)	16,912	(99,785)
EXPENSES
Mortality and expense risk charge (Note 3)	(1,977)	(1,211)	(17,371)	(2,323)	(2,709)	(18,608)	(4,447)	(6,924)
Total Expenses	(1,977)	(1,211)	(17,371)	(2,323)	(2,709)	(18,608)	(4,447)	(6,924)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(929)	$(38,988)	$(42,911)	$550	$6,268	$12,827	$32,573	$(106,516)

See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT

Statements of Operations

For The Twelve Months Ending December 31, 2011

	FIDELITY VIP OVERSEAS PORTFOLIO	GOLDMAN SACHS VIT MID CAP VALUE FUND	GOLDMAN SACHS VIT STRUCTURED SMALL CAP EQUITY FUND	IBBOTSON AGGRESSIVE GROWTH ETF PORTFOLIO	IBBOTSON BALANCED ETF PORTFOLIO	IBBOTSON CONSERVATIVE ETF PORTFOLIO	IBBOTSON GROWTH ETF PORTFOLIO	IBBOTSON INCOME & GROWTH ETF PORTFOLIO
INVESTMENT INCOME

Dividend income distribution	$25,345	$78	$4	$26	$16	$28	$16	$356

Investment Income	25,345	78	4	26	16	28	16	356
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	3,199	—	—	—	25	55	16	667
Net realized gain (loss) on investments	44,411	7	—	—	21	—	21	15
Net unrealized appreciation (depreciation) on investments	(439,344)	(751)	(1)	93	(149)	(55)	25	(1,080)
Net gain (loss) on investments	(391,734)	(744)	(1)	93	(103)	—	62	(398)
EXPENSES
Mortality and expense risk charge (Note 3)	(15,755)	(70)	(6)	(2)	(8)	(3)	(2)	(29)
Total Expenses	(15,755)	(70)	(6)	(2)	(8)	(3)	(2)	(29)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(382,144)	$(736)	$(3)	$117	$(95)	$25	$76	$(71)

See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT

Statements of Operations

For The Twelve Months Ending December 31, 2011

	LAZARD RETIREMENT US SMALL-MID CAP EQUITY PORTFOLIO	NEUBERGER BERMAN GENESIS FUND	PUTNAM VT MULTI-CAP GROWTH FUND	RAINIER SMALL/MID CAP EQUITY PORTFOLIO	ROYCE CAPITAL FUND SMALL CAP PORTFOLIO	TEMPLETON GLOBAL BOND SECURITIES FUND	T. ROWE PRICE EQUITY INCOME PORTFOLIO VIP II	T. ROWE PRICE PRIME RESERVE PORTFOLIO
INVESTMENT INCOME

Dividend income distribution	$—	$8,991	$38	$—	$3,394	$4,511	$7,856	$—

Investment Income	—	8,991	38	—	3,394	4,511	7,856	—
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	1,988	20,452	—	—	—	534	—	11
Net realized gain (loss) on investments	(481)	84,793	965	17,861	28,182	397	11,781	—
Net unrealized appreciation (depreciation) on investments	(4,141)	(92,555)	(2,039)	(43,570)	(67,541)	(11,155)	(25,613)	—
Net gain (loss) on investments	(2,634)	12,690	(1,074)	(25,709)	(39,359)	(10,224)	(13,832)	11
EXPENSES
Mortality and expense risk charge (Note 3)	(194)	(5,102)	(153)	(6,848)	(7,290)	(852)	(3,949)	(849)
Total Expenses	(194)	(5,102)	(153)	(6,848)	(7,290)	(852)	(3,949)	(849)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,828)	$16,579	$(1,189)	$(32,557)	$(43,255)	$(6,565)	$(9,925)	$(838)

See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT

Statements of Operations

For The Twelve Months Ending December 31, 2011

	WELLS FARGO ADVANTAGE VT DISCOVERY FUND	WILSHIRE 5000 INDEX PORTFOLIO INVESTMENT	WILSHIRE LARGE CO. GROWTH PORTFOLIO INVESTMENT	WILSHIRE LARGE CO. VALUE PORTFOLIO INVESTMENT	WILSHIRE SMALL CO. VALUE PORTFOLIO INVESTMENT	WILSHIRE VIT 2015 ETF FUND	WILSHIRE VIT 2025 ETF FUND	WILSHIRE VIT 2035 ETF FUND
INVESTMENT INCOME

Dividend income distribution	$—	$3,784	$—	$1,918	$205	$15,376	$18,526	$23,726

Investment Income	—	3,784	—	1,918	205	15,376	18,526	23,726
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	—	—	—	—	—	—	—	—
Net realized gain (loss) on investments	68,971	6,605	511	9,356	158	15,299	10,680	30,755
Net unrealized appreciation (depreciation) on investments	(74,304)	(10,435)	(2,136)	(18,116)	(3,166)	(19,999)	(31,798)	(99,183)
Net gain (loss) on investments	(5,333)	(3,830)	(1,625)	(8,760)	(3,008)	(4,700)	(21,118)	(68,428)
EXPENSES
Mortality and expense risk charge (Note 3)	(4,309)	(2,213)	(671)	(1,674)	(319)	(8,007)	(11,446)	(17,288)
Total Expenses	(4,309)	(2,213)	(671)	(1,674)	(319)	(8,007)	(11,446)	(17,288)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(9,642)	$(2,259)	$(2,296)	$(8,516)	$(3,122)	$2,669	$(14,038)	$(61,990)

See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT

Statements of Operations

For The Twelve Months Ending December 31, 2011

	WILSHIRE VIT BALANCED FUND	WILSHIRE VIT EQUITY FUND	WILSHIRE VIT INCOME FUND	WILSHIRE VIT INTERNATIONAL EQUITY FUND	WILSHIRE VIT SMALL CAP GROWTH FUND	WILSHIRE VIT SOCIALLY RESPONSIBLE FUND
INVESTMENT INCOME

Dividend income distribution	$9,728	$1,474	$5,834	$3,120	$—	$640

Investment Income	9,728	1,474	5,834	3,120	—	640

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Capital gain distribution	—	—	5,780	—	—	—

Net realized gain (loss) on investments	3,199	591	679	6,660	4,973	1,414

Net unrealized appreciation (depreciation) on investments	(16,192)	(5,006)	(5,040)	(45,814)	(6,172)	(3,084)

Net gain (loss) on investments	(12,993)	(4,415)	1,419	(39,154)	(1,199)	(1,670)

EXPENSES

Mortality and expense risk charge (Note 3)	(2,418)	(819)	(952)	(2,090)	(708)	(611)

Total Expenses	(2,418)	(819)	(952)	(2,090)	(708)	(611)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(5,683)	$(3,760)	$6,301	$(38,124)	$(1,907)	$(1,641)

See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT

Statements of Changes in Net Assets

For the Twelve Months Ending December 31, 2011

	ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO	ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO	ALLIANCEBERNSTEIN VPS SMALL CAP GROWTH PORTFOLIO	ARIEL FUND	CALVERT S&P MID CAP 400 INDEX PORTFOLIO	DAVIS VALUE PORTFOLIO	DELAWARE VIP REIT SERIES	DELAWARE VIP SMID CAP GROWTH SERIES
OPERATIONS
Investment Income	$570	$218	$—	$452	$101	$9,302	$8,441	$1,633
Capital gain distribution	—	—	—	—	—	80,675	—	5,894
Net realized gain (loss) on investments	28,864	4,296	9,122	12,132	56	25,128	22,077	12,171
Net unrealized appreciation (depreciation) on investments	(54,635)	(12,652)	(7,152)	(36,927)	(611)	(157,062)	34,670	(6,170)
Mortality and expense risk charge (Note 3)	(5,147)	(731)	(684)	(1,647)	(191)	(8,080)	(5,733)	(1,856)
Net increase (decrease) in net assets resulting from operations	(30,348)	(8,869)	1,286	(25,990)	(645)	(50,037)	59,455	11,672

CONTRACT OWNERS’ TRANSACTIONS
Gross stipulated payments received	222,574	30,824	49,573	100,761	5,988	237,950	208,058	92,050
Net transfer from (to) fixed accumulation account	(33,055)	(4,648)	314	(6,473)	498	(2,200)	(11,797)	(4,890)
Transfers from (to) other Divisions	(1,747)	(95)	4,479	(1,344)	2,178	12,039	(4,743)	(1,022)
Payments to contract owners	(18,537)	(3,299)	(15,486)	(9,230)	—	(30,314)	(11,903)	(24,173)
Annual Maintenance charge (Note 3)	(3,016)	(162)	(150)	(200)	—	(375)	(325)	(325)
Surrender charges (Note 3)	—	—	—	(37)	—	—	—	—
Net increase (decrease) in net assets resulting from contract owners’ transactions	166,219	22,620	38,730	83,477	8,664	217,100	179,290	61,640

TOTAL INCREASE (DECREASE) IN NET ASSETS	135,871	13,751	40,016	57,487	8,019	167,063	238,745	73,312

Net Assets:
Beginning of period	580,464	81,638	60,939	154,912	17,354	869,760	541,181	188,925

End of period	$716,335	$95,389	$100,955	$212,399	$25,373	$1,036,823	$779,926	$262,237

See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT

Statements of Changes in Net Assets

For the Twelve Months Ending December 31, 2011

	DREYFUS SMALL CAP STOCK INDEX PORTFOLIO	FIDELITY VIP EMERGING MARKETS PORTFOLIO	FIDELITY VIP GROWTH PORTFOLIO	FIDELITY VIP GROWTH & INCOME PORTFOLIO	FIDELITY VIP HIGH INCOME PORTFOLIO	FIDELITY VIP INDEX 500 PORTFOLIO	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO	FIDELITY VIP MID CAP PORTFOLIO
OPERATIONS
Investment Income	$1,314	$1,455	$2,903	$4,505	$25,170	$44,528	$20,108	$193
Capital gain distribution	526	—	6,956	—	—	46,217	13,855	1,514
Net realized gain (loss) on investments	4,878	(3,578)	89,057	10,162	3,717	64,205	3,804	54,641
Net unrealized appreciation (depreciation) on investments	(5,670)	(35,654)	(124,456)	(11,794)	(19,910)	(123,515)	(747)	(155,940)
Mortality and expense risk charge (Note 3)	(1,977)	(1,211)	(17,371)	(2,323)	(2,709)	(18,608)	(4,447)	(6,924)
Net increase (decrease) in net assets resulting from operations	(929)	(38,988)	(42,911)	550	6,268	12,827	32,573	(106,516)

CONTRACT OWNERS’ TRANSACTIONS
Gross stipulated payments received	92,669	112,924	623,998	62,074	134,038	772,674	221,458	343,283
Net transfer from (to) fixed accumulation account	689	1,789	(44,642)	4,403	5,730	(54,918)	20,755	(72,888)
Transfers from (to) other Divisions	3,469	9,948	(889)	(2,581)	27,102	(16,218)	10,031	(7,724)
Payments to contract owners	(3,837)	(1,609)	(77,477)	(17,549)	(1,233)	(50,870)	(5,916)	(13,661)
Annual Maintenance charge (Note 3)	(75)	(300)	(14,649)	(675)	(700)	(8,660)	(1,650)	(698)
Surrender charges (Note 3)	—	—	—	—	—	(43)	—	(42)
Net increase (decrease) in net assets resulting from contract owners’ transactions	92,915	122,752	486,341	45,672	164,937	641,965	244,678	248,270

TOTAL INCREASE (DECREASE) IN NET ASSETS	91,986	83,764	443,430	46,222	171,205	654,792	277,251	141,754

Net Assets:
Beginning of period	198,332	83,046	1,744,807	242,042	204,834	1,877,713	395,501	661,366
End of period	$290,318	$166,810	$2,188,237	$288,264	$376,039	$2,532,505	$672,752	$803,120

See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT

Statements of Changes in Net Assets

For the Twelve Months Ending December 31, 2011

	FIDELITY VIP OVERSEAS PORTFOLIO	GOLDMAN SACHS VIT MID CAP VALUE FUND	GOLDMAN SACHS VIT STRUCTURED SMALL CAP EQUITY FUND	IBBOTSON AGGRESSIVE GROWTH ETF PORTFOLIO	IBBOTSON BALANCED ETF PORTFOLIO	IBBOTSON CONSERVATIVE ETF PORTFOLIO	IBBOTSON GROWTH ETF PORTFOLIO	IBBOTSON INCOME & GROWTH ETF PORTFOLIO
OPERATIONS
Investment Income	$25,345	$78	$4	$26	$16	$28	$16	$356
Capital gain distribution	3,199	—	—	—	25	55	16	667
Net realized gain (loss) on investments	44,411	7	—	—	21	—	21	15
Net unrealized appreciation (depreciation) on investments	(439,344)	(751)	(1)	93	(149)	(55)	25	(1,080)
Mortality and expense risk charge (Note 3)	(15,755)	(70)	(6)	(2)	(8)	(3)	(2)	(29)
Net increase (decrease) in net assets resulting from operations	(382,144)	(736)	(3)	117	(95)	25	76	(71)

CONTRACT OWNERS’ TRANSACTIONS
Gross stipulated payments received	582,147	10,220	—	2,100	75,753	2,125	240	43,084
Net transfer from (to) fixed accumulation account	(11,312)	33	—	6	(1)	6	(1)	19
Transfers from (to) other Divisions	(21,603)	2,991	—	1,182	1,268	1,182	1,166	1,241 —
Payments to contract owners	(25,081)	—	—	—	—	—	—	—
Annual Maintenance charge (Note 3)	(3,679)	(25)	—	—	—	—	—	—
Surrender charges (Note 3)	(38)	—	—	—	—	—	—	—
Net increase (decrease) in net assets resulting from contract owners’ transactions	520,434	13,219	—	3,288	77,020	3,313	1,405	44,344

TOTAL INCREASE (DECREASE) IN NET ASSETS	138,290	12,483	(3)	3,405	76,925	3,338	1,481	44,273

Net Assets:
Beginning of period	1,735,163	1,242	458	—	—	—	—	—
End of period	$1,873,453	$13,725	$455	$3,405	$76,925	$3,338	$1,481	$44,273

See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT

Statements of Changes in Net Assets

For the Twelve Months Ending December 31, 2011

	LAZARD RETIREMENT US SMALL-MID CAP EQUITY PORTFOLIO	NEUBERGER BERMAN GENESIS FUND	PUTNAM VT MULTI-CAP GROWTH FUND	RAINIER SMALL/MID CAP EQUITY PORTFOLIO	ROYCE CAPITAL FUND SMALL CAP PORTFOLIO	TEMPLETON GLOBAL BOND SECURITIES FUND	T. ROWE PRICE EQUITY INCOME PORTFOLIO VIP II	T. ROWE PRICE PRIME RESERVE PORTFOLIO
OPERATIONS
Investment Income	$—	$8,991	$38	$—	$3,394	$4,511	$7,856	$—
Capital gain distribution	1,988	20,452	—	—	—	534	—	11
Net realized gain (loss) on investments	(481)	84,793	965	17,861	28,182	397	11,781	—
Net unrealized appreciation (depreciation) on investments	(4,141)	(92,555)	(2,039)	(43,570)	(67,541)	(11,155)	(25,613)	—
Mortality and expense risk charge (Note 3)	(194)	(5,102)	(153)	(6,848)	(7,290)	(852)	(3,949)	(849)
Net increase (decrease) in net assets resulting from operations	(2,828)	16,579	(1,189)	(32,557)	(43,255)	(6,565)	(9,925)	(838)

CONTRACT OWNERS’ TRANSACTIONS
Gross stipulated payments received	17,668	213,941	10,071	173,731	275,514	105,800	169,353	30,626
Net transfer from (to) fixed accumulation account	(51)	(131,645)	44	4,672	8,174	(1,238)	(16,086)	55,058
Transfers from (to) other Divisions	5,110	(18,235)	618	528	1,524	25,859	5,363	(26,120)
Payments to contract owners	(225)	(48,501)	(419)	(15,856)	(15,662)	—	(2,507)	(56,444)
Annual Maintenance charge (Note 3)	—	(1,525)	—	(282)	(200)	(100)	(631)	(125)
Surrender charges (Note 3)	—	(45)	—	—	(41)	—	—	(2)
Net increase (decrease) in net assets resulting from contract owners’ transactions	22,502	13,990	10,314	162,793	269,309	130,321	155,492	2,993

TOTAL INCREASE (DECREASE) IN NET ASSETS	19,674	30,569	9,125	130,236	226,054	123,756	145,567	2,155

Net Assets:
Beginning of period	8,554	512,447	13,298	749,114	738,601	26,386	417,719	113,323
End of period	$28,228	$543,016	$22,423	$879,350	$964,655	$150,142	$563,286	$115,478

See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT

Statements of Changes in Net Assets

For the Twelve Months Ending December 31, 2011

	WELLS FARGO ADVANTAGE VT DISCOVERY FUND	WILSHIRE 5000 INDEX PORTFOLIO INVESTMENT	WILSHIRE LARGE CO. GROWTH PORTFOLIO INVESTMENT	WILSHIRE LARGE CO. VALUE PORTFOLIO INVESTMENT	WILSHIRE SMALL CO. VALUE PORTFOLIO INVESTMENT	WILSHIRE VIT 2015 ETF FUND	WILSHIRE VIT 2025 ETF FUND	WILSHIRE VIT 2035 ETF FUND
OPERATIONS
Investment Income	$—	$3,784	$—	$1,918	$205	$15,376	$18,526	$23,726
Capital gain distribution	—	—	—	—	—	—	—	—
Net realized gain (loss) on investments	68,971	6,605	511	9,356	158	15,299	10,680	30,755
Net unrealized appreciation (depreciation) on investments	(74,304)	(10,435)	(2,136)	(18,116)	(3,166)	(19,999)	(31,798)	(99,183)
Mortality and expense risk charge (Note 3)	(4,309)	(2,213)	(671)	(1,674)	(319)	(8,007)	(11,446)	(17,288)
Net increase (decrease) in net assets resulting from operations	(9,642)	(2,259)	(2,296)	(8,516)	(3,122)	2,669	(14,038)	(61,990)

CONTRACT OWNERS’ TRANSACTIONS
Gross stipulated payments received	127,335	89,343	31,670	97,327	21,273	291,231	575,304	852,758
Net transfer from (to) fixed accumulation account	(42,276)	7,992	(465)	(18,259)	483	(13,655)	6,246	(39,100)
Transfers from (to) other Divisions	33,957	1,785	545	135	549	32	(9,797)	(3,345)
Payments to contract owners	(52,455)	(4,369)	(59)	(3,814)	—	(44,061)	(10,567)	(41,140)
Annual Maintenance charge (Note 3)	(500)	(375)	(575)	(925)	(50)	(1,175)	(3,513)	(8,800)
Surrender charges (Note 3)	(30)	—	—	—	—	(252)	—	(367)
Net increase (decrease) in net assets resulting from contract owners’ transactions	66,031	94,376	31,116	74,464	22,255	232,120	557,673	760,006

TOTAL INCREASE (DECREASE) IN NET ASSETS	56,389	92,117	28,820	65,948	19,133	234,789	543,635	698,016

Net Assets:
Beginning of period	414,083	198,546	67,044	166,773	26,831	770,204	1,046,957	1,566,644
End of period	$470,472	$290,663	$95,864	$232,721	$45,964	$1,004,993	$1,590,592	$2,264,660

See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT

Statements of Changes in Net Assets

For the Twelve Months Ending December 31, 2011

	WILSHIRE VIT BALANCED FUND	WILSHIRE VIT EQUITY FUND	WILSHIRE VIT INCOME FUND	WILSHIRE VIT INTERNATIONAL EQUITY FUND	WILSHIRE VIT SMALL CAP GROWTH FUND	WILSHIRE VIT SOCIALLY RESPONSIBLE FUND
OPERATIONS
Investment Income	$9,728	$1,474	$5,834	$3,120	$—	$640
Capital gain distribution	—	—	5,780	—	—	—
Net realized gain (loss) on investments	3,199	591	679	6,660	4,973	1,414
Net unrealized appreciation (depreciation) on investments	(16,192)	(5,006)	(5,040)	(45,814)	(6,172)	(3,084)
Mortality and expense risk charge (Note 3)	(2,418)	(819)	(952)	(2,090)	(708)	(611)
Net increase (decrease) in net assets resulting from operations	(5,683)	(3,760)	6,301	(38,124)	(1,907)	(1,641)

CONTRACT OWNERS’ TRANSACTIONS
Gross stipulated payments received	145,123	23,437	54,552	68,631	26,265	14,206
Net transfer from (to) fixed accumulation account	3,852	19	(309)	(10,098)	(1,386)	65
Transfers from (to) other Divisions	(1,990)	233	1,199	(774)	(4,618)	(3,268)
Payments to contract owners	(11,715)	(1,275)	—	(4,440)	(939)	(525)
Annual Maintenance charge (Note 3)	(350)	(175)	(275)	(125)	(50)	(150)
Surrender charges (Note 3)	—	—	—	—	—	—
Net increase (decrease) in net assets resulting from contract owners’ transactions	134,920	22,239	55,167	53,194	19,272	10,328

TOTAL INCREASE (DECREASE) IN NET ASSETS	129,237	18,479	61,468	15,070	17,365	8,687

Net Assets:
Beginning of period	202,724	84,121	84,796	231,670	77,996	69,097
End of period	$331,961	$102,600	$146,264	$246,740	$95,361	$77,784

See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT

Statements of Changes in Net Assets

For the year ended December 31, 2010

	ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO	ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO	ALLIANCEBERNSTEIN VPS SMALL CAP GROWTH PORTFOLIO	ARIEL FUND	CALVERT S&P MID CAP 400 INDEX PORTFOLIO	DAVIS VALUE PORTFOLIO	DELAWARE VIP REIT SERIES	DELAWARE VIP SMID CAP GROWTH SERIES	DELAWARE VIP TREND SERIES SERVICE CLASS
OPERATIONS
Investment Income	$1,035	$163	$—	$13	$65	$10,896	$9,870	$—	$—
Capital gain distribution	—	—	—	—	—	—	—	—	4,251
Net realized gain (loss) on investments	3,250	5,122	867	4,004	1,399	22,448	8,538	848	31,884
Net unrealized appreciation (depreciation) on investments	50,310	8,919	12,289	24,691	212	62,836	80,104	26,112	(18,576)
Mortality and expense risk charge (Note 3)	(3,311)	(495)	(282)	(851)	(34)	(6,186)	(3,507)	(473)	(592)
Net increase (decrease) in net assets resulting from operations	51,284	13,709	12,874	27,857	1,642	89,994	95,005	26,487	16,967

CONTRACT OWNERS’ TRANSACTIONS
Gross stipulated payments received	203,909	41,292	29,367	78,302	22,383	193,548	158,995	32,658	23,078
Net transfer from (to) fixed accumulation account	323	(7,723)	7	(7,136)	1,624	(16,233)	(3,708)	1,225	(697)
Transfers from (to) other Divisions	59	(2)	(1,029)	—	676	3,062	(2,789)	109,792	(111,287)
Payments to contract owners	(4,223)	(11,588)	(1,000)	(90)	(8,971)	(55,439)	(20,945)	(1,136)	(6,653)
Annual Maintenance charge (Note 3)	(1,273)	(250)	(150)	(325)	—	(1,375)	(150)	(100)	(25)
Surrender charges (Note 3)	—	—	(15)	—	—	—	—	(19)	—
Net increase (decrease) in net assets resulting from contract owners’ transactions	198,795	21,729	27,180	70,751	15,712	123,563	131,403	142,420	(95,584)

TOTAL INCREASE (DECREASE) IN NET ASSETS	250,079	35,438	40,054	98,608	17,354	213,557	226,408	168,907	(78,617)

Net Assets:
Beginning of period	330,385	46,200	20,885	56,304	—	656,203	314,773	20,018	78,617
End of period	$580,464	$81,638	$60,939	$154,912	$17,354	$869,760	$541,181	$188,925	$—

See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT

Statements of Changes in Net Assets

For the Year Ended December 31, 2010

	DREYFUS SMALL CAP STOCK INDEX PORTFOLIO	FIDELITY VIP EMERGING MARKETS PORTFOLIO	FIDELITY VIP GROWTH PORTFOLIO	FIDELITY VIP GROWTH & INCOME PORTFOLIO	FIDELITY VIP HIGH INCOME PORTFOLIO	FIDELITY VIP INDEX 500 PORTFOLIO	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO	FIDELITY VIP MID CAP PORTFOLIO	FIDELITY VIP OVERSEAS PORTFOLIO
OPERATIONS
Investment Income	$804	$515	$466	$1,015	$13,610	$29,156	$12,611	$698	$18,338
Capital gain distribution	—	240	4,870	—	—	19,280	4,210	1,481	3,040
Net realized gain (loss) on investments	8,507	17	25,529	8,568	2,056	13,497	7,251	16,690	19,207
Net unrealized appreciation (depreciation) on investments	28,608	5,588	281,490	20,524	2,548	156,616	(3,784)	107,378	156,341
Mortality and expense risk charge (Note 3)	(1,242)	(158)	(10,852)	(1,734)	(1,202)	(10,868)	(2,539)	(3,962)	(10,778)
Net increase (decrease) in net assets resulting from operations	36,677	6,202	301,503	28,373	17,012	207,681	17,749	122,285	186,148

CONTRACT OWNERS’ TRANSACTIONS
Gross stipulated payments received	63,020	60,205	508,169	75,728	104,765	749,740	166,925	282,405	546,030
Net transfer from (to) fixed accumulation account	4,128	2,575	(15,293)	(15,140)	9,855	8,940	13,112	(25,301)	(22,868)
Transfers from (to) other Divisions	(745)	14,089	2,830	558	118	6,988	(22,261)	983	4,427
Payments to contract owners	(17,311)	—	(73,950)	(12,067)	(11,989)	(39,761)	(23,925)	(16,895)	(76,747)
Annual Maintenance charge (Note 3)	(50)	(25)	(5,850)	(658)	(200)	(9,158)	(1,200)	(1,366)	(4,114)
Surrender charges (Note 3)	—	—	—	—	—	(28)	—	(7)	(7)
Net increase (decrease) in net assets resulting from contract owners’ transactions	49,042	76,844	415,906	48,421	102,549	716,721	132,651	239,819	446,721

TOTAL INCREASE (DECREASE) IN NET ASSETS	85,719	83,046	717,409	76,794	119,561	924,402	150,400	362,104	632,869

Net Assets:
Beginning of period	112,613	—	1,027,398	165,248	85,273	953,311	245,101	299,262	1,102,294
End of period	$198,332	$83,046	$1,744,807	$242,042	$204,834	$1,877,713	$395,501	$661,366	$1,735,163

See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT

Statements of Changes in Net Assets

For the Year Ended December 31, 2010

	GOLDMAN SACHS VIT MID CAP VALUE FUND	GOLDMAN SACHS VIT STRUCTURED SMALL CAP EQUITY FUND	LAZARD RETIREMENT US SMALL-MID CAP EQUITY PORTFOLIO	NEUBERGER BERMAN GENESIS FUND	PUTNAM VT MULTI-CAP GROWTH FUND	PUTNAM VT VISTA FUND	RAINIER SMALL/MID CAP EQUITY PORTFOLIO	ROYCE CAPITAL FUND SMALL CAP PORTFOLIO	T. ROWE PRICE EQUITY INCOME PORTFOLIO VIP II
OPERATIONS
Investment Income	$5	$2	$22	$—	$—	$1	$—	$777	$5,555
Capital gain distribution	—	—	636	—	—	—	—	—	—
Net realized gain (loss) on investments	—	(1)	—	8,648	5	1,731	19,715	13,287	5,369
Net unrealized appreciation (depreciation) on investments	76	104	(322)	74,986	1,474	(516)	122,945	98,336	38,996
Mortality and expense risk charge (Note 3)	(2)	(5)	(7)	(3,387)	(25)	(51)	(4,664)	(4,491)	(2,513)
Net increase (decrease) in net assets resulting from operations	79	100	329	80,247	1,454	1,165	137,996	107,909	47,407

CONTRACT OWNERS’ TRANSACTIONS
Gross stipulated payments received	532	—	7,547	150,789	1,376	4,121	193,747	247,251	154,893
Net transfer from (to) fixed accumulation account	4	—	3	(20,047)	3	(2)	2,280	(826)	(2,354)
Transfers from (to) other Divisions	627	—	675	(14,795)	10,490	(10,220)	(188)	(812)	(8,994)
Payments to contract owners	—	—	—	(1,034)	—	—	(37,541)	(29,196)	(4,488)
Annual Maintenance charge (Note 3)	—	—	—	(250)	(25)	—	(275)	(208)	(2,612)
Surrender charges (Note 3)	—	—	—	(28)	—	—	—	—	(17)
Net increase (decrease) in net assets resulting from contract owners’ transactions	1,163	—	8,225	114,635	11,844	(6,101)	158,023	216,209	136,428

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,242	100	8,554	194,882	13,298	(4,936)	296,019	324,118	183,835

Net Assets:
Beginning of period	—	358	—	317,565	—	4,936	453,095	414,483	233,884
End of period	$1,242	$458	$8,554	$512,447	$13,298	$—	$749,114	$738,601	$417,719

See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT

Statements of Changes in Net Assets

For the Year Ended December 31, 2010

	T. ROWE PRICE PRIME RESERVE PORTFOLIO	TEMPLETON GLOBAL BOND SECURITIES FUND	WELLS FARGO ADVANTAGE VT DISCOVERY FUND	WILSHIRE 5000 INDEX PORTFOLIO INVESTMENT	WILSHIRE LARGE CO. GROWTH PORTFOLIO INVESTMENT	WILSHIRE LARGE CO. VALUE PORTFOLIO INVESTMENT	WILSHIRE SMALL CO. VALUE PORTFOLIO INVESTMENT	WILSHIRE VIT 2015 ETF FUND	WILSHIRE VIT 2025 ETF FUND
OPERATIONS
Investment Income	$114	$14	$—	$2,477	$30	$837	$202	$5,098	$6,116
Capital gain distribution	—	2	—	—	—	—	—	—	—
Net realized gain (loss) on investments	—	—	12,538	3,130	149	752	61	4,662	3,092
Net unrealized appreciation (depreciation) on investments	—	459	88,348	18,217	9,342	16,173	4,211	62,734	92,301
Mortality and expense risk charge (Note 3)	(705)	(32)	(2,630)	(1,242)	(362)	(988)	(133)	(5,232)	(6,973)
Net increase (decrease) in net assets resulting from operations	(591)	443	98,256	22,582	9,159	16,774	4,341	67,262	94,536

CONTRACT OWNERS’ TRANSACTIONS
Gross stipulated payments received	50,768	22,704	99,927	59,307	28,528	63,027	15,924	268,624	406,540
Net transfer from (to) fixed accumulation account	10,384	644	(11,181)	(3,666)	(317)	(1,168)	(345)	(20,207)	(1,028)
Transfers from (to) other Divisions	(13,266)	2,595	(3,808)	26,371	—	(190)	(2)	(2,129)	588
Payments to contract owners	(639)	—	(6,922)	(2,940)	(554)	(403)	—	(18,588)	(45,934)
Annual Maintenance charge (Note 3)	(175)	—	(425)	(400)	(400)	(850)	(200)	(1,100)	(3,075)
Surrender charges (Note 3)	—	—	—	—	(22)	(20)	—	—	—
Net increase (decrease) in net assets resulting from contract owners’ transactions	47,072	25,943	77,591	78,672	27,235	60,396	15,377	226,600	357,091

TOTAL INCREASE (DECREASE) IN NET ASSETS	46,481	26,386	175,847	101,254	36,394	77,170	19,718	293,862	451,627

Net Assets:
Beginning of period	66,842	—	238,236	97,292	30,650	89,603	7,113	476,342	595,330
End of period	$113,323	$26,386	$414,083	$198,546	$67,044	$166,773	$26,831	$770,204	$1,046,957

See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT

Statements of Changes in Net Assets

For the Year Ended December 31, 2010

	WILSHIRE VIT 2035 ETF FUND	WILSHIRE VIT BALANCED FUND	WILSHIRE VIT EQUITY FUND	WILSHIRE VIT INCOME FUND	WILSHIRE VIT INTERNATIONAL EQUITY FUND	WILSHIRE VIT SMALL CAP GROWTH FUND	WILSHIRE VIT SOCIALLY RESPONSIBLE FUND
OPERATIONS
Investment Income	$8,184	$4,047	$649	$2,935	$3,067	$—	$719
Capital gain distribution	—	—	—	1,566	—	—	—
Net realized gain (loss) on investments	33,331	77	1,618	285	(196)	(31)	4,015
Net unrealized appreciation (depreciation) on investments	117,378	12,943	5,103	(1,102)	19,102	14,948	3,154
Mortality and expense risk charge (Note 3)	(9,866)	(1,383)	(507)	(468)	(1,424)	(419)	(479)
Net increase (decrease) in net assets resulting from operations	149,027	15,684	6,863	3,216	20,549	14,498	7,409

CONTRACT OWNERS’ TRANSACTIONS
Gross stipulated payments received	625,562	82,507	33,245	45,540	71,422	26,143	23,391
Net transfer from (to) fixed accumulation account	26,653	(8,130)	(7,760)	(1,194)	(4)	(1,081)	(179)
Transfers from (to) other Divisions	(2,214)	(1,874)	(302)	6,627	7,024	(37)	(6,815)
Payments to contract owners	(21,423)	(4,858)	—	(2,349)	(49)	—	(90)
Annual Maintenance charge (Note 3)	(6,500)	(350)	(25)	(200)	(125)	(50)	(150)
Surrender charges (Note 3)	(63)	(7)	—	—	—	—	—
Net increase (decrease) in net assets resulting from contract owners’ transactions	622,015	67,288	25,158	48,424	78,268	24,975	16,157

TOTAL INCREASE (DECREASE) IN NET ASSETS	771,042	82,972	32,021	51,640	98,817	39,473	23,566

Net Assets:
Beginning of period	795,602	119,752	52,100	33,156	132,853	38,523	45,531
End of period	$1,566,644	$202,724	$84,121	$84,796	$231,670	$77,996	$69,097

See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY

QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT

Notes to the Financial Statements

December 31, 2011 and December 31, 2010

1. NATURE OF SEPARATE ACCOUNT — Horace Mann Life Insurance Company — Qualified Group Annuity Separate Account (the Separate Account), a unit investment trust registered under the Investment Company Act of 1940, was funded January 02, 2008 by Horace Mann Life Insurance Company (HMLIC) to fund variable annuity contracts. All assets are invested in shares of AllianceBernstein VPS Large Cap Growth Portfolio, AllianceBerstein VPS Small/Mid Cap Value Portfolio, AllianceBernstein VPS Small Cap Growth Portfolio, Ariel Fund, Calvert S&P Mid Cap 400 Index Portfolio, Davis Value Portfolio, Delaware VIP REIT Series, Delaware VIP Smid Cap Growth Series, Dreyfus Small Cap Stock Index Portfolio, Fidelity VIP Emerging Markets Portfolio, Fidelity VIP Growth Portfolio, Fidelity VIP Growth & Income Portfolio, Fidelity VIP High Income Portfolio, Fidelity VIP Index 500 Portfolio, Fidelity VIP Investment Grade Bond Portfolio, Fidelity VIP Mid Cap Portfolio, Fidelity VIP Overseas Portfolio, Goldman Sachs VIT Mid Cap Value Fund, Goldman Sachs VIT Structured Small Cap Equity Fund, Ibbotson Aggressive Growth ETF Portfolio, Ibbotson Balanced ETF Portfolio, Ibbotson Conservative ETF Portfolio, Ibbotson Growth ETF Portfolio, Ibbotson Income & Growth ETF Portfolio, Lazard Retirement US Small-Mid Cap Equity Portfolio, Neuberger Berman Genesis Fund, Putnam VT Multi-Cap Growth Fund, Rainier Small/Mid Cap Equity Portfolio, Royce Capital Fund Small Cap Portfolio, Templeton Global Bond Securities Fund, T. Rowe Price Equity Income Portfolio VIP II, T. Rowe Price Prime Reserve Portfolio, Wells Fargo Advantage VT Discovery Fund, Wilshire 5000 Index Portfolio-Investment, Wilshire Large Co. Growth Portfolio-Investment, Wilshire Large Co. Value Portfolio-Investment, Wilshire Small Co. Value Portfolio-Investment, Wilshire VIT 2015 ETF Fund, Wilshire VIT 2025 ETF Fund, Wilshire VIT 2035 ETF Fund, Wilshire VIT Balanced Fund, Wilshire VIT Equity Fund, Wilshire VIT Income Fund, Wilshire VIT International Equity Fund, Wilshire VIT Small Cap Growth Fund, Wilshire VIT Socially Responsible Fund. The funds collectively are referred to as the “Funds.”

Effective October 1, 2011 five new funds were added to HMLIC Separate Accounts. These funds are as follows: Ibbotson Aggressive Growth ETF Portolio, Ibbtoson Balanced ETF Portfolio, Ibbotson Conservative ETF Portfolio, Ibbotson Growth ETF Portfolio, and Ibbotson Income & Growth ETF Portfolio. Effective May 1, 2010 five new funds were added to HMLIC Separate Account. The funds are as follows: Calvert S&P Mid Cap 400 Index Portfolio, Fidelity VIP Emerging Markets Portfolio, Goldman Sachs VIT Mid Cap Value Fund, Lazard Retirement US Small-Mid Cap Equity Portfolio and Templeton Global Bond Securities Fund. Effective September 24, 2010 Putnam VT Vista closed and assets merged into Putnam VT Multi-Cap Growth Fund. Effective October 11, 2010 Delaware VIP Trend Series closed and assets were transferred to Delaware VIP Smid Cap Growth Series which was formerly called Delaware VIP Growth Opportunities.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from HMLIC’s other assets and liabilities. The portion of the Separate Accounts assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business HMLIC may conduct.

2. Significant Accounting Policies

Basis of Presentation

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates.

Investments

Security transactions are recorded on a trade date basis. The carrying amounts of the assets approximate fair value and were measured based on the reported net asset values of the Funds, which in turn value their investment securities at fair value. Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date. Realized gains (losses) from security transactions are determined for financial reporting purposes on the first-in-first-out basis.

The Separate Account measures the fair value of its investments on a recurring basis. Generally accepted accounting principles establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 Unadjusted observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for the assets or liabilities.

Level 3 Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation.

The Separate Account measures the fair value of its investments using level 2 inputs.

Income Taxes

The investment income of the Separate Account is included in the tax return of HMLIC; however, no tax accrues on income attributable to tax-deferred annuities which comprise the Account contracts.

3. EXPENSES AND RELATED PARTY TRANSACTIONS — Certain specified amounts, as described in the annuity contracts, are paid to HMLIC to cover death benefits, surrender charges, and maintenance charges.

For assuming mortality and expense risk, HMLIC applies an asset charge to the Subaccounts for the life of the Certificate as a direct reduction to unit value ranging from .75% to 1.25% of the daily net assets of the Separate Account depending on the product and options selected. This fee may not exceed the annual rate of 1.25% of the daily net assets of the Separate Account (0.45% for mortality risk, and 0.80% for expense risk; these may vary from time to time); however, HMLIC reserves the right to change the fee (subject to the 1.25% ceiling) in the future. The fee is computed on a daily basis.

An annual certificate maintenance charge of $36 is deducted from each contract unless the contract value equals or exceeds $50,000 to reimburse HMLIC for expenses incurred in administering the certificate. The certificate maintenance charge is assessed on the certificate anniversary date through a reduction of units. This charge may be reduced or eliminated on certain certificates based on the plan selected by the employer. The annual maintenance charge is paid through a redemption of units and is deducted from the subaccount containing the greatest dollar amount or from the fixed portion of the certificate when none of the variable subaccount(s) have any value. Charges for the annual maintenance charge cease on the maturity date. A proportionate amount of the annual maintenance fee will be charged upon the surrender of a Certificate. The annual maintenance fee ceases when Annuity payments begin. If multiple deferred annuity contracts or certificates are held, the values of all such contracts/certificates will be combined to determine whether the $50,000 value has been met. If multiple contracts are issued to accommodate multiple sources of funds, only one maintenance charge will be deducted.

In certain circumstances in the event of a contract being surrendered or withdrawn from the subaccount, surrender charges are assessed by HMLIC and withheld from the proceeds of the withdrawals on the basis of the amount surrendered or withdrawn from the subaccount(s).

HMLIC contributed $3,042 and $2,854 in the form of bonus credits to the contract owner accounts for the years ended December 31, 2011 and 2010, respectively. These amounts are included in gross stipulated payments received on annuity contracts and are credited at the time the related purchase payment from the contract owner is received.

HORACE MANN LIFE INSURANCE COMPANY QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT

Notes to the Financial Statements (Continued)

For the Year Ending December 31, 2011

4. PURCHASE AND SALES OF SEPARATE ACCOUNT FUND SHARES — During the twelve months ended December 31, 2011 purchases and proceeds from sales of fund shares were as follows:

	ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO	ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO	ALLIANCEBERNSTEIN VPS SMALL CAP GROWTH PORTFOLIO	ARIEL FUND	CALVERT S&P MID CAP 400 INDEX PORTFOLIO	DAVIS VALUE PORTFOLIO	DELAWARE VIP REIT SERIES	DELAWARE VIP SMID CAP GROWTH SERIES
Purchases	$232,665	$32,553	$55,401	$102,394	$8,771	$357,703	$224,687	$102,453
Sales	$42,159	$6,151	$8,233	$7,981	$141	$33,578	$20,612	$22,971

	DREYFUS SMALL CAP STOCK INDEX PORTFOLIO	FIDELITY VIP EMERGING MARKETS PORTFOLIO	FIDELITY VIP GROWTH PORTFOLIO	FIDELITY VIP GROWTH & INCOME PORTFOLIO	FIDELITY VIP HIGH INCOME PORTFOLIO	FIDELITY VIP INDEX 500 PORTFOLIO	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO	FIDELITY VIP MID CAP PORTFOLIO
Purchases	$102,072	$127,075	$689,033	$76,320	$194,912	$927,674	$305,557	$363,090
Sales	$4,416	$7,657	$121,147	$18,303	$3,797	$149,367	$27,559	$65,396

	FIDELITY VIP OVERSEAS PORTFOLIO	GOLDMAN SACHS VIT MID CAP VALUE FUND	GOLDMAN SACHS VIT STRUCTURED SMALL CAP EQUITY FUND	IBBOTSON AGGRESSIVE GROWTH ETF PORTFOLIO	IBBOTSON BALANCED ETF PORTFOLIO	IBBOTSON CONSERVATIVE ETF PORTFOLIO	IBBOTSON GROWTH ETF PORTFOLIO	IBBOTSON INCOME & GROWTH ETF PORTFOLIO
Purchases	$652,224	$13,321	$4	$3,314	$77,074	$3,395	$1,456	$45,367
Sales	$74,591	$87	$6	$2	$—	$2	$—	$14

	LAZARD RETIREMENT US SMALL-MID CAP EQUITY PORTFOLIO	NEUBERGER BERMAN GENESIS FUND	PUTNAM VT MULTI-CAP GROWTH FUND	RAINIER SMALL/MID CAP EQUITY PORTFOLIO	ROYCE CAPITAL FUND SMALL-CAP PORTFOLIO	TEMPLETON GLOBAL BOND SECURITIES FUND	T. ROWE PRICE EQUITY INCOME PORTFOLIO VIP II	T. ROWE PRICE PRIME RESERVE PORTFOLIO
Purchases	$26,826	$254,452	$11,164	$200,180	$314,037	$137,479	$187,241	$102,787
Sales	$3,011	$131,328	$—	$26,375	$20,442	$2,567	$16,060	$100,632

	WELLS FARGO ADVANTAGE VT DISCOVERY FUND	WILSHIRE 5000 INDEX PORTFOLIO INVESTMENT	WILSHIRE LARGE CO. GROWTH PORTFOLIO INVESTMENT	WILSHIRE LARGE CO. VALUE PORTFOLIO INVESTMENT	WILSHIRE SMALL CO. VALUE PORTFOLIO INVESTMENT	WILSHIRE VIT 2015 ETF FUND	WILSHIRE VIT 2025 ETF FUND	WILSHIRE VIT 2035 ETF FUND
Purchases	$183,476	$104,257	$32,381	$100,840	$22,620	$308,441	$600,600	$878,093
Sales	$52,783	$1,705	$1,425	$16,777	$321	$53,653	$25,168	$80,894

	WILSHIRE VIT BALANCED FUND	WILSHIRE VIT EQUITY FUND	WILSHIRE VIT INCOME FUND	WILSHIRE VIT INTERNATIONAL EQUITY FUND	WILSHIRE VIT SMALL CAP GROWTH FUND	WILSHIRE VIT SOCIALLY RESPONSIBLE FUND
Purchases	$159,705	$25,477	$68,754	$74,920	$26,918	$15,596
Sales	$14,275	$1,992	$2,246	$14,037	$3,382	$3,825

HORACE MANN LIFE INSURANCE COMPANY

QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT

Notes to the Financial Statements (Continued)

December 31, 2011 and 2010

5. CHANGE IN CONTRACT OWNERS’ ACCOUNT UNITS

	ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO	ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO	ALLIANCEBERNSTEIN VPS SMALL CAP GROWTH PORTFOLIO	ARIEL FUND	CALVERT S&P MID CAP 400 INDEX PORTFOLIO	DAVIS VALUE PORTFOLIO	DELAWARE VIP REIT SERIES	DELAWARE VIP SMID CAP GROWTH SERIES

Account units outstanding at 01/01/2010	13,506	3,184	1,807	1,455	—	58,840	39,049	1,201

Consideration received	8,508	2,575	2,250	1,940	373	17,123	17,626	1,650

Net transfers	5	(517)	(75)	(178)	10	(1,248)	(765)	5,673

Payments to contract owners	(236)	(722)	(85)	(11)	(132)	(5,038)	(2,450)	(61)

Account units outstanding at 12/31/2010	21,783	4,520	3,897	3,206	251	69,677	53,460	8,463

Consideration received	8,431	1,807	3,000	2,139	86	19,398	19,444	3,670

Net transfers	(1,248)	(301)	299	(149)	42	840	(1,521)	(272)

Payments to contract owners	(795)	(190)	(944)	(192)	—	(2,555)	(1,140)	(1,015)

Account units outstanding at 12/31/2011	28,171	5,836	6,252	5,004	379	87,360	70,243	10,846

HORACE MANN LIFE INSURANCE COMPANY

QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT

Notes to the Financial Statements (Continued)

December 31, 2011 and 2010

5. CHANGE IN CONTRACT OWNERS’ ACCOUNT UNITS

	DELAWARE VIP TREND SERIES	DREYFUS SMALL CAP STOCK INDEX PORTFOLIO	FIDELITY VIP EMERGING MARKETS PORTFOLIO	FIDELITY VIP GROWTH PORTFOLIO	FIDELITY VIP GROWTH & INCOME PORTFOLIO	FIDELITY VIP HIGH INCOME PORTFOLIO	FIDELITY VIP INDEX 500 PORTFOLIO	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO

Account units outstanding at 01/01/2010	2,887	8,814	—	34,621	13,968	13,731	7,465	18,192

Consideration received	840	4,586	6,386	16,252	6,409	16,069	5,718	11,864

Net transfers	(3,516)	262	1,917	(491)	(1,144)	1,435	117	(661)

Payments to contract owners	(211)	(1,237)	(3)	(2,575)	(1,065)	(1,902)	(375)	(1,801)

Account units outstanding at 12/31/2010	—	12,425	8,300	47,807	18,168	29,333	12,925	27,594

Consideration received	—	5,834	12,010	16,548	4,663	18,701	5,248	14,992

Net transfers	—	242	1,282	(1,388)	126	4,546	(494)	2,103

Payments to contract owners	—	(260)	(226)	(2,522)	(1,499)	(271)	(409)	(507)

Account units outstanding at 12/31/2011	—	18,241	21,366	60,445	21,458	52,309	17,270	44,182

HORACE MANN LIFE INSURANCE COMPANY

QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT

Notes to the Financial Statements (Continued)

December 31, 2011 and 2010

5. CHANGE IN CONTRACT OWNERS’ ACCOUNT UNITS

	FIDELITY VIP MID CAP PORTFOLIO	FIDELITY VIP OVERSEAS PORTFOLIO	GOLDMAN SACHS VIT MID CAP VALUE FUND	GOLDMAN SACHS VIT STRUCTURED SMALL CAP EQUITY FUND	IBBOTSON AGGRESSIVE GROWTH ETF PORTFOLIO	IBBOTSON BALANCED ETF PORTFOLIO	IBBOTSON CONSERVATIVE ETF PORTFOLIO	IBBOTSON GROWTH ETF PORTFOLIO

Account units outstanding at 01/01/2010	10,644	66,485	—	40	—	—	—	—

Consideration received	9,281	34,129	40	—	—	—	—	—

Net transfers	(840)	(1,213)	48	—	—	—	—	—

Payments to contract owners	(547)	(4,952)	—	—	—	—	—	—

Account units outstanding at 12/31/2010	18,538	94,449	88	40	—	—	—	—

Consideration received	9,829	33,758	721	—	243	7,512	304	26

Net transfers	(2,502)	(1,686)	241	—	145	132	(11)	134

Payments to contract owners	(403)	(1,667)	(2)	—	—	—	—

Account units outstanding at 12/31/2011	25,462	124,854	1,048	40	388	7,644	293	160

HORACE MANN LIFE INSURANCE COMPANY

QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT

Notes to the Financial Statements (Continued)

December 31, 2011 and 2010

5. CHANGE IN CONTRACT OWNERS’ ACCOUNT UNITS

	IBBOTSON INCOME & GROWTH ETF PORTFOLIO	LAZARD RETIREMENT US SMALL-MID CAP EQUITY PORTFOLIO	NEUBERGER BERMAN GENESIS FUND	PUTNAM VT VISTA FUND	PUTNAM VT MULTI-CAP GROWTH FUND	RAINIER SMALL/MID CAP EQUITY PORTFOLIO	ROYCE CAPITAL FUND SMALL CAP PORTFOLIO	TEMPLETON GLOBAL BOND SECURITIES FUND

Account units outstanding at 01/01/2010	—	—	13,298	434	—	17,536	42,889	—

Consideration received	—	654	6,068	349	72	7,154	24,203	1,156

Net transfers	—	62	(1,440)	(783)	584	58	(253)	165

Payments to contract owners	—	—	(52)	—	(1)	(1,369)	(2,951)	—

Account units outstanding at 12/31/2010	—	716	17,874	—	655	23,379	63,888	1,321

Consideration received	4,004	1,503	7,214	—	507	5,402	23,777	5,105

Net transfers	119	418	(5,071)	—	32	122	799	1,216

Payments to contract owners	—	(18)	(1,718)	—	(21)	(536)	(1,456)	(5)

Account units outstanding at 12/31/2011	4,123	2,619	18,299	—	1,173	28,367	87,008	7,637

HORACE MANN LIFE INSURANCE COMPANY

QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT

Notes to the Financial Statements (Continued)

December 31, 2011 and 2010

5. CHANGE IN CONTRACT OWNERS’ ACCOUNT UNITS

	T. ROWE PRICE EQUITY INCOME PORTFOLIO VIP II	T. ROWE PRICE PRIME RESERVE PORTFOLIO	WELLS FARGO ADVANTAGE VT DISCOVERY FUND	WILSHIRE 5000 INDEX PORTFOLIO INVESTMENT	WILSHIRE LARGE CO. GROWTH PORTFOLIO INVESTMENT	WILSHIRE LARGE CO. VALUE PORTFOLIO INVESTMENT	WILSHIRE SMALL CO. VALUE PORTFOLIO INVESTMENT	WILSHIRE VIT 2015 ETF FUND

Account units outstanding at 01/01/2010	12,871	66,336	15,399	9,971	1,130	6,890	530	48,427

Consideration received	8,295	50,556	5,814	5,957	1,012	4,727	1,139	26,697

Net transfers	(582)	(2,883)	(881)	2,025	(12)	(114)	(20)	(2,383)

Payments to contract owners	(388)	(810)	(433)	(315)	(34)	(95)	(13)	(1,966)

Account units outstanding at 12/31/2010	20,196	113,199	19,899	17,638	2,096	11,408	1,636	70,775

Consideration received	8,187	30,709	5,976	7,897	985	6,786	1,360	26,497

Net transfers	(509)	29,145	(598)	888	3	(1,236)	64	(1,337)

Payments to contract owners	(159)	(56,791)	(2,588)	(417)	(20)	(319)	(3)	(4,184)

Account units outstanding at 12/31/2011	27,715	116,262	22,689	26,006	3,064	16,639	3,057	91,751

HORACE MANN LIFE INSURANCE COMPANY

QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT

Notes to the Financial Statements (Continued)

December 31, 2011 and 2010

5. CHANGE IN CONTRACT OWNERS’ ACCOUNT UNITS

	WILSHIRE VIT 2025 ETF FUND	WILSHIRE VIT 2035 ETF FUND	WILSHIRE VIT BALANCED FUND	WILSHIRE VIT EQUITY FUND	WILSHIRE VIT INCOME FUND	WILSHIRE VIT INTERNATIONAL EQUITY FUND	WILSHIRE VIT SMALL CAP GROWTH FUND	WILSHIRE VIT SOCIALLY RESPONSIBLE FUND

Account units outstanding at 01/01/2010	63,399	90,307	6,771	3,104	2,579	11,088	3,484	4,039

Consideration received	42,166	69,331	4,512	1,941	3,312	6,078	2,256	2,172

Net transfers	(62)	2,675	(559)	(504)	391	589	(105)	(662)

Payments to contract owners	(5,033)	(3,100)	(289)	(1)	(186)	(14)	(4)	(22)

Account units outstanding at 12/31/2010	100,470	159,213	10,435	4,540	6,096	17,741	5,631	5,527

Consideration received	54,729	86,467	7,455	1,270	3,778	5,492	1,870	1,152

Net transfers	(287)	(4,398)	97	13	65	(781)	(453)	(254)

Payments to contract owners	(1,319)	(5,105)	(632)	(74)	(19)	(351)	(67)	(57)

Account units outstanding at 12/31/2011	153,593	236,177	17,355	5,749	9,920	22,101	6,981	6,368

HORACE MANN LIFE INSURANCE COMPANY QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT

Notes to the Financial Statements (Continued)

December 31, 2011

6. FINANCIAL HIGHLIGHTS

For the Year Ended December 31, 2011

Account Division	Units	Unit Fair Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest *	Investment Income Ratio***	Total Return Lowest to Highest**
AllianceBernstein VPS Large Growth Portfolio	28,171	24.98 to 25.57	716,335	0.75% to 1.25%	0.09%	(4.98%) to (4.45%)
AllianceBernstein VPS Small/Mid Cap Value Portfolio	5,836	15.72 to 17.37	95,389	0.75% to 1.25%	0.25%	(9.88%) to (9.29%)
AllianceBernstein VPS Small/Mid Cap Growth Portfolio	6,252	15.84 to 16.24	100,955	0.75% to 1.25%	0.00%	2.96% to 3.44%
Ariel Fund	5,004	41.23 to 42.83	212,399	0.75% to 1.25%	0.25%	(12.51%) to (12.00%)
Calvert S&P Mid Cap 400 Index Portfolio	379	66.61 to 67.88	25,373	0.75% to 1.25%	0.47%	(3.35%) to (1.82%)
Davis Value Portfolio	87,360	11.62 to 11.97	1,036,823	0.75% to 1.25%	0.98%	(5.30%) to (4.92%)
Delaware VIP REIT Series	70,243	10.98 to 11.17	779,926	0.75% to 1.25%	1.28%	9.25% to 9.83%
Delaware VIP Smid Cap Growth Series	10,846	22.63 to 25.61	262,237	0.75% to 1.25%	0.72%	6.48% to 7.13%
Dreyfus Small Cap Stock Index Portfolio	18,241	15.57 to 16.02	290,318	0.75% to 1.25%	0.54%	(0.89%) to (0.19%)
Fidelity VIP Emerging Markets Portfolio	21,366	7.76 to 7.86	166,810	0.75% to 1.25%	1.16%	(22.24%) to (21.71%)
Fidelity VIP Growth Portfolio	60,445	35.62 to 36.51	2,188,237	0.75% to 1.25%	0.15%	(1.11%) to (0.76%)
Fidelity VIP Growth & Income Portfolio	21,458	12.51 to 13.84	288,264	0.75% to 1.25%	1.70%	(0.37%) to 0.64%
Fidelity VIP High Income Portfolio	52,309	7.05 to 7.28	376,039	0.75% to 1.25%	8.67%	2.47% to 2.98%
Fidelity VIP Index 500 Portfolio	17,270	146.50 to 147.02	2,532,505	0.75% to 1.25%	2.02%	0.57% to 1.53%
Fidelity VIP Investment Grade Bond Portfolio	44,182	14.88 to 15.52	672,752	0.75% to 1.25%	3.76%	5.70% to 6.26%
Fidelity VIP Mid Cap Portfolio	25,462	27.93 to 33.18	803,120	0.75% to 1.25%	0.03%	(12.14%) to (11.49%)
Fidelity VIP Overseas Portfolio	124,854	14.26 to 15.99	1,873,453	0.75% to 1.25%	1.40%	(18.34%) to (17.93%)
Goldman Sachs VIT Mid Cap Value Fund	1,048	13.00 to 13.19	13,725	0.75% to 1.25%	1.04%	(7.93%) to (6.72%)
Goldman Sachs VIT Structured Small Cap Equity Fund	40	11.17 to 11.36	455	0.95% to 1.25%	0.88%	(0.80%) to (0.61%)
Ibbotson Aggressive Growth ETF Portfolio	388	8.78	3,405	0.75% to 1.25%	6.11%	11.28%	[1]
Ibbotson Balanced ETF Portfolio	7,644	10.06 to 10.07	76,925	0.75% to 1.25%	0.17%	8.06% to 8.16%	[1]
Ibbotson Conservative ETF Portfolio	293	11.40	3,338	0.75% to 1.25%	6.71%	2.98%	[1]
Ibbotson Growth ETF Portfolio	160	9.28	1,481	0.75% to 1.25%	8.64%	10.08%	[1]
Ibbotson Income & Growth ETF Portfolio	4,123	10.73 to 10.74	44,273	0.75% to 1.25%	6.43%	5.30% to 5.40%	[1]
Lazard Retirement US Small-Mid Cap Equity Portfolio	2,619	10.70 to 10.85	28,228	0.75% to 1.25%	0.00%	(10.16%) to (9.37%)
Neuberger Berman Genesis Fund	18,299	29.41 to 29.98	543,016	0.75% to 1.25%	1.70%	2.70% to 3.59%
Putnam VT Multi-Cap Growth Fund	1,173	18.95 to 19.15	22,423	0.75% to 1.25%	0.21%	(6.42%) to (5.76%)
Rainier Small/Mid Cap Equity Portfolio	28,367	30.27 to 31.18	879,350	0.75% to 1.25%	0.00%	(4.51%) to (3.23%)
Royce Capital Fund Small Cap Portfolio	87,008	10.82 to 11.17	964,655	0.75% to 1.25%	0.40%	(4.42%) to (3.96%)
Templeton Global Bond Securities Fund	7,637	19.45 to 19.76	150,142	0.75% to 1.25%	3.42%	(2.36%) to (1.69%)
T. Rowe Price Equity Income Portfolio VIP II	27,715	19.87 to 20.67	563,286	0.75% to 1.25%	2.66%	(2.26%) to (1.75%)
T. Rowe Price Prime Reserve Portfolio	116,262	.96 to .99	115,478	0.75% to 1.25%	0.00%	(2.04%) to (1.00%)
Wells Fargo Advantage VT Discovery Fund	22,689	20.34 to 20.89	470,472	0.75% to 1.25%	0.00%	(0.93%) to (0.33%)
Wilshire 5000 Index Portfolio Investment	26,006	11.03 to 11.30	290,663	0.75% to 1.25%	1.55%	(1.16%) to (0.53%)
Wilshire Large Co. Growth Portfolio Investment	3,064	30.29 to 31.53	95,864	0.75% to 1.25%	0.00%	(3.20%) to (2.11%)
Wilshire Large Co. Value Portfolio Investment	16,639	13.57 to 14.10	232,721	0.75% to 1.25%	0.96%	(5.04%) to (4.08%)
Wilshire Small Co. Value Portfolio Investment	3,057	14.65 to 15.25	45,964	0.75% to 1.25%	0.56%	(9.01%) to (8.19%)
Wilshire VIT 2015 ETF Fund	91,751	10.64 to 11.05	1,004,993	0.75% to 1.25%	1.73%	(0.19%) to 0.82%
Wilshire VIT 2025 ETF Fund	153,593	10.19 to 10.44	1,590,592	0.75% to 1.25%	1.40%	(0.97%) to (0.48%)
Wilshire VIT 2035 ETF Fund	236,177	9.43 to 9.67	2,264,660	0.75% to 1.25%	1.24%	(2.88%) to (2.42%)
Wilshire VIT Balanced Fund	17,355	18.65 to 19.36	331,961	0.75% to 1.25%	3.64%	(1.84%) to (1.33%)
Wilshire VIT Equity Fund	5,749	17.50 to 18.02	102,600	0.75% to 1.25%	1.58%	(4.27%) to (3.53%)
Wilshire VIT Income Fund	9,920	14.40 to 14.86	146,264	0.75% to 1.25%	5.05%	5.42% to 6.07%
Wilshire VIT International Equity Fund	22,101	10.92 to 11.26	246,740	0.75% to 1.25%	1.30%	(14.82%) to (14.37%)
Wilshire VIT Small Cap Growth Fund	6,981	13.25 to 13.71	95,361	0.75% to 1.25%	0.00%	(2.21%) to (1.30%)
Wilshire VIT Socially Responsible Fund	6,368	11.85 to 12.30	77,784	0.75% to 1.25%	0.87%	(3.11%) to (2.23%)

*	These ratios represent the annualized contract expenses of the active contract owners of the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
**	These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.
***	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.
[1]	This fund became effective October 1, 2011 and the return is for the period October 1, 2011 to December 31, 2011.

HORACE MANN LIFE INSURANCE COMPANY QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT

Notes to the Financial Statements (Continued)

December 31, 2011

6. FINANCIAL HIGHLIGHTS

For the Year Ended December 31, 2010

Account Division	Units	Unit Fair Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest *	Investment Income Ratio***	Total Return Lowest to Highest **
AllianceBernstein VPS Large Growth Portfolio	21,783	26.27 to 26.76	580,464	0.75% to 1.25%	0.23%	8.47% to 9.05%
AllianceBernstein VPS Small/Mid Cap Value Portfolio	4,520	17.39 to 19.19	81,638	0.75% to 1.25%	0.26%	24.54% to 25.72%
AllianceBernstein VPS Small/Mid Cap Growth Portfolio	3,897	15.38 to 15.70	60,939	0.75% to 1.25%	0.00%	34.75% to 35.70%
Ariel Fund	3,206	47.08 to 48.67	154,912	0.75% to 1.25%	0.01%	23.89% to 25.08%
Calvert S&P Mid Cap 400 Index Portfolio	251	68.85 to 69.33	17,354	0.75% to 1.25%	1.12%	8.43% to 9.18%	[1]
Davis Value Portfolio	69,677	12.27 to 12.59	869,760	0.75% to 1.25%	1.43%	10.94% to 12.01%
Delaware VIP REIT Series	53,460	10.05 to 10.17	541,181	0.75% to 1.25%	2.31%	24.84% to 25.71%
Delaware VIP Smid Cap Growth Series	8,463	21.19 to 23.96	188,925	0.75% to 1.25%	0.00%	34.29% to 35.00%
Dreyfus Small Cap Stock Index Portfolio	12,425	15.71 to 16.05	198,332	0.75% to 1.25%	0.52%	23.90% to 25.00%
Fidelity VIP Emerging Markets Portfolio	8,300	9.98 to 10.04	83,046	0.75% to 1.25%	1.86%	13.28% to 13.96%	[1]
Fidelity VIP Growth Portfolio	47,807	36.02 to 36.79	1,744,807	0.75% to 1.25%	0.03%	22.60% to 23.00%
Fidelity VIP Growth & Income Portfolio	18,168	12.47 to 13.78	242,042	0.75% to 1.25%	0.50%	12.87% to 13.74%
Fidelity VIP High Income Portfolio	29,333	6.88 to 7.07	204,834	0.75% to 1.25%	9.38%	12.23% to 12.76%
Fidelity VIP Index 500 Portfolio	12,925	144.47 to 146.19	1,877,713	0.75% to 1.25%	2.06%	13.54% to 14.43%
Fidelity VIP Investment Grade Bond Portfolio	27,594	14.05 to 14.63	395,501	0.75% to 1.25%	3.94%	6.13% to 6.76%
Fidelity VIP Mid Cap Portfolio	18,538	31.79 to 37.56	661,366	0.75% to 1.25%	0.15%	26.86% to 27.66%
Fidelity VIP Overseas Portfolio	94,449	17.43 to 19.53	1,735,163	0.75% to 1.25%	1.29%	11.36% to 12.05%
Goldman Sachs VIT Mid Cap Value Fund	88	14.12 to 14.17	1,242	0.75% to 1.25%	1.21%	8.20% to 8.58%	[1]
Goldman Sachs VIT Structured Small Cap Equity Fund	40	11.26 to 11.43	458	0.95% to 1.25%	0.49%	27.95% to 28.72%
Lazard Retirement US Small-Mid Cap Equity Portfolio	716	11.91 to 11.98	8,554	0.75% to 1.25%	0.77%	9.07% to 9.71%	[1]
Neuberger Berman Genesis Fund	17,874	28.52 to 28.94	512,447	0.75% to 1.25%	0.00%	19.71% to 20.18%
Putnam VT Multi-Cap Growth Fund	655	20.25 to 20.32	13,298	0.75% to 1.25%	0.00%	12.76% to 13.15%	[2]
Rainier Small/Mid Cap Equity Portfolio	23,379	31.70 to 32.22	749,114	0.75% to 1.25%	0.00%	23.60% to 23.97%
Royce Capital Fund Small Cap Portfolio	63,888	11.32 to 11.63	738,601	0.75% to 1.25%	0.13%	18.66% to 19.65%
T. Rowe Price Equity Income Portfolio VIP II	20,196	20.33 to 21.07	417,719	0.75% to 1.25%	3.20%	13.34% to 13.91%
T. Rowe Price Prime Reserve Portfolio	113,199	.98 to 1.00	113,323	0.75% to 1.25%	0.24%	(1.01%) to (0.99%)
Templeton Global Bond Securities Fund	1,321	19.90 to 20.10	26,386	0.75% to 1.25%	0.01%	3.75% to 4.80%	[1]
Wells Fargo Advantage VT Discovery Fund	19,899	20.53 to 20.96	414,083	0.75% to 1.25%	0.00%	33.57% to 34.62%
Wilshire 5000 Index Portfolio Investment	17,638	11.14 to 11.36	198,546	0.75% to 1.25%	1.67%	14.71% to 15.68%
Wilshire Large Co. Growth Portfolio Investment	2,096	31.29 to 32.21	67,044	0.75% to 1.25%	0.06%	17.19% to 18.20%
Wilshire Large Co. Value Portfolio Investment	11,408	14.29 to 14.70	166,773	0.75% to 1.25%	0.65%	11.47% to 12.64%
Wilshire Small Co. Value Portfolio Investment	1,636	16.10 to 16.61	26,831	0.75% to 1.25%	1.19%	21.51% to 22.86%
Wilshire VIT 2015 ETF Fund	70,775	10.66 to 10.96	770,204	0.75% to 1.25%	0.82%	9.67% to 10.71%
Wilshire VIT 2025 ETF Fund	100,470	10.29 to 10.49	1,046,957	0.75% to 1.25%	0.74%	10.65% to 11.12%
Wilshire VIT 2035 ETF Fund	159,213	9.71 to 9.91	1,566,644	0.75% to 1.25%	0.69%	11.35% to 11.85%
Wilshire VIT Balanced Fund	10,435	19.00 to 19.62	202,724	0.75% to 1.25%	2.51%	9.26% to 10.10%
Wilshire VIT Equity Fund	4,540	18.24 to 18.68	84,121	0.75% to 1.25%	0.95%	9.81% to 10.73%
Wilshire VIT Income Fund	6,096	13.66 to 14.01	84,796	0.75% to 1.25%	4.98%	7.73% to 8.35%
Wilshire VIT International Equity Fund	17,741	12.82 to 13.15	231,670	0.75% to 1.25%	1.68%	8.55% to 9.31%
Wilshire VIT Small Cap Growth Fund	5,631	13.55 to 13.89	77,996	0.75% to 1.25%	0.00%	24.20% to 25.36%
Wilshire VIT Socially Responsible Fund	5,527	12.23 to 12.58	69,097	0.75% to 1.25%	1.25%	9.78% to 11.03%

*	These ratios represent the annualized contract expenses of the active contract owners of the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
**	These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.
***	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.
[1]	This fund became effective May 1, 2010 and the return is for the period May 1, 2010 to December 31, 2010.
[2]	This fund became effective September 24, 2010 and the return is for the period September 24, 2010 to December 31, 2010.

HORACE MANN LIFE INSURANCE COMPANY QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT

Notes to the Financial Statements (Continued)

December 31, 2011

6. FINANCIAL HIGHLIGHTS

For the Year Ended December 31, 2009 Account Division

Account Division	Units	Unit Fair Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest *	Investment Income Ratio ***	Total Return Lowest to Highest **
AllianceBernstein VPS Large Growth Portfolio	13,506	24.17 to 24.54	330,385	0.75% to 1.25%	0.00%	35.93% to 36.33%
AllianceBernstein VPS Small/Mid Cap Value Portfolio	3,184	13.88 to 15.29	46,200	0.75% to 1.25%	0.75%	40.87% to 41.58%
AllianceBernstein VPS Small/Mid Cap Growth Portfolio	1,807	11.41 to 11.57	20,885	0.75% to 1.25%	0.00%	40.15% to 40.39%
Ariel Fund	1,455	38.00 to 38.91	56,304	0.75% to 1.25%	0.03%	61.72% to 62.40%
Davis Value Portfolio	58,840	11.06 to 11.24	656,203	0.75% to 1.25%	1.44%	29.81% to 30.24%
Delaware VIP Growth Opportunities Series	1,201	15.75 to 17.77	20,018	0.75% to 1.25%	0.00%	43.89% to 44.25%
Delaware VIP REIT Series	39,049	8.05 to 8.09	314,773	0.75% to 1.25%	2.41%	22.15% to 22.39%
Delaware VIP Trend Series Series	2,887	24.79 to 30.50	78,617	0.75% to 1.25%	0.00%	53.11% to 53.45%
Dreyfus Small Cap Stock Index Portfolio	8,814	12.68 to 12.84	112,613	0.75% to 1.25%	0.98%	23.59% to 24.18%
Fidelity VIP Growth Portfolio	34,621	29.38 to 29.91	1,027,398	0.75% to 1.25%	0.29%	26.69% to 27.57%
Fidelity VIP Growth & Income Portfolio	13,968	10.99 to 12.14	165,248	0.75% to 1.25%	1.30%	25.74% to 26.25%
Fidelity VIP High Income Portfolio	13,731	6.13 to 6.27	85,273	0.75% to 1.25%	11.87%	41.24% to 42.50%
Fidelity VIP Index 500 Portfolio	7,465	127.24 to 127.94	953,311	0.75% to 1.25%	3.30%	25.10% to 25.87%
Fidelity VIP Investment Grade Bond Portfolio	18,192	13.19 to 13.73	245,101	0.75% to 1.25%	7.29%	13.87% to 14.73%
Fidelity VIP Mid Cap Portfolio	10,644	25.06 to 29.48	299,262	0.75% to 1.25%	0.57%	38.53% to 39.08%
Fidelity VIP Overseas Portfolio	66,485	15.61 to 17.46	1,102,294	0.75% to 1.25%	2.99%	25.07% to 25.49%
Goldman Sachs VIT Structured Small Cap Equity Fund	40	8.80 to 8.88	358	0.95% to 1.25%	1.25%	26.26% to 27.04%
Neuberger Berman Genesis Fund	13,298	23.81 to 24.10	317,565	0.75% to 1.25%	0.00%	24.78% to 25.52%
Putnam VT Vista Fund	434	11.27 to 11.44	4,936	0.75% to 1.25%	0.00%	37.47% to 38.33%
Rainier Small/Mid Cap Equity Portfolio	17,536	25.58 to 25.99	453,095	0.75% to 1.25%	0.00%	28.74% to 29.45%
Royce Capital Fund Small Cap Portfolio	42,889	9.54 to 9.72	414,483	0.75% to 1.25%	0.00%	33.24% to 34.25%
T. Rowe Price Equity Income Portfolio VIP II	12,871	17.93 to 18.53	233,884	0.75% to 1.25%	1.59%	24.17% to 24.59%
T. Rowe Price Prime Reserve Portfolio	66,336	.99 to 1.01	66,842	0.75% to 1.25%	0.16%	(1.00%) to 0.00%
Wells Fargo Advantage VT Discovery Fund	15,399	15.37 to 15.57	238,236	0.75% to 1.25%	0.00%	38.83% to 39.39%
Wilshire 5000 Index Portfolio Investment	9,971	9.68 to 9.82	97,292	0.75% to 1.25%	1.99%	25.55% to 26.06%
Wilshire Large Co. Growth Portfolio Investment	1,130	26.70 to 27.25	30,650	0.75% to 1.25%	0.00%	32.18% to 32.80%
Wilshire Large Co. Value Portfolio Investment	6,890	12.82 to 13.05	89,603	0.75% to 1.25%	1.12%	26.93% to 27.57%
Wilshire Small Co. Value Portfolio Investment	530	13.25 to 13.52	7,113	0.75% to 1.25%	1.30%	21.23% to 22.02%
Wilshire VIT 2015 Moderate Fund	48,427	9.72 to 9.90	476,342	0.75% to 1.25%	4.63%	18.97% to 19.57%
Wilshire VIT 2025 Moderate Fund	63,399	9.30 to 9.44	595,330	0.75% to 1.25%	3.41%	19.08% to 19.65%
Wilshire VIT 2035 Moderate Fund	90,307	8.72 to 8.86	795,602	0.75% to 1.25%	1.74%	19.45% to 20.05%
Wilshire VIT Balanced Fund	6,771	17.39 to 17.82	119,752	0.75% to 1.25%	5.87%	16.01% to 17.24%
Wilshire VIT Equity Fund	3,104	16.61 to 16.87	52,100	0.75% to 1.25%	2.10%	22.40% to 22.78%
Wilshire VIT Income Fund	2,579	12.68 to 12.94	33,156	0.75% to 1.25%	7.45%	11.82% to 12.34%
Wilshire VIT International Equity Fund	11,088	11.81 to 12.03	132,853	0.75% to 1.25%	2.51%	29.50% to 30.29%
Wilshire VIT Small Cap Growth Fund	3,484	10.91 to 11.08	38,523	0.75% to 1.25%	0.00%	27.45% to 27.86%
Wilshire VIT Socially Responsible Fund	4,039	11.14 to 11.33	45,531	0.75% to 1.25%	3.32%	20.30% to 20.66%

*	These ratios represent the annualized contract expenses of the active contract owners of the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
**	These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.
***	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

HORACE MANN LIFE INSURANCE COMPANY QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT

Notes to the Financial Statements

December 31, 2011

6. FINANCIAL HIGHLIGHTS

For the Year Ended December 31, 2008

Account Division	Units	Unit Fair Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest *	Investment Income Ratio***	Total Return Lowest to Highest **
AllianceBernstein VPS Large Growth Portfolio	2,340	17.77 to 18.00	41,983	0.75% to 1.25%	0.00%	(39.94%) to (28.15%)	[3,4]
AllianceBernstein VPS Small/Mid Cap Value Portfolio	352	9.82 to 10.81	3,755	0.75% to 1.25%	0.10%	(45.56%) to (34.81%)	[3,4]
AllianceBernstein VPS Small/Mid Cap Growth Portfolio	184	8.14 to 8.25	1,517	0.75% to 1.25%	0.00%	(35.65%) to (26.11%)	[3,4]
Ariel Fund	180	23.48 to 23.97	4,294	0.75% to 1.25%	2.33%	(48.56%) to (30.23%)	[3,4]
Davis Value Portfolio	5,712	8.52 to 8.63	48,934	0.75% to 1.25%	2.76%	(40.32%) to (28.08%)	[3,4]
Delaware VIP Growth Opportunities Series	106	10.93 to 12.35	1,241	0.75% to 1.25%	0.00%	(40.77%) to (32.62%)	[3,4]
Delaware VIP REIT Series	4,177	6.58 to 6.61	27,532	0.75% to 1.25%	0.00%	(39.45%) to (28.50%)	[2,3,4]
Delaware VIP Trend Series	450	16.19 to 19.92	7,733	0.75% to 1.25%	0.00%	(47.05%) to (36.74%)	[3,4]
Dreyfus Small Cap Stock Index Portfolio	600	10.26 to 10.34	6,187	0.75% to 1.25%	0.00%	(30.00%) to (22.01%)	[1,3,4]
Fidelity VIP Growth Portfolio	4,672	23.03 to 23.52	108,908	0.75% to 1.25%	1.59%	(47.77%) to (37.60%)	[3,4]
Fidelity VIP Growth & Income Portfolio	1,020	8.74 to 9.64	9,648	0.75% to 1.25%	1.73%	(41.94%) to (30.11%)	[3,4]
Fidelity VIP High Income Portfolio	2,963	4.34 to 4.40	12,924	0.75% to 1.25%	17.94%	(26.22%) to (23.96%)	[3,4]
Fidelity VIP Index 500 Portfolio	736	101.09 to 102.18	75,120	0.75% to 1.25%	4.36%	(36.37%) to (24.46%)	[3,4]
Fidelity VIP Investment Grade Bond Portfolio	1,663	11.53 to 12.00	19,794	0.75% to 1.25%	0.23%	(5.70%) to (3.51%)	[3,4]
Fidelity VIP Mid Cap Portfolio	2,834	18.07 to 21.28	57,950	0.75% to 1.25%	0.29%	(40.28%) to (32.77%)	[3,4]
Fidelity VIP Overseas Portfolio	6,082	12.48 to 13.96	82,386	0.75% to 1.25%	5.60%	(44.53%) to (33.16%)	[3,4]
Goldman Sachs VIT Structured Small Cap Equity Fund	40	6.97 to 6.99	283	0.95% to 1.25%	0.85%	(33.77%) to (33.65%)
Neuberger Berman Genesis Fund	5,413	18.97 to 19.26	103,368	0.75% to 1.25%	0.00%	(35.54%) to (32.29%)	[3,4]
Putnam VT Vista Fund	97	8.19 to 8.30	807	0.75% to 1.25%	0.00%	(45.71%) to (39.02%)	[3,4]
Rainier Small/Mid Cap Equity Portfolio	1,344	19.76 to 20.16	26,913	0.75% to 1.25%	0.00%	(49.25%) to (39.17%)	[3,4]
Royce Capital Fund Small Cap Portfolio	3,915	7.16 to 7.24	28,177	0.75% to 1.25%	1.27%	(29.15%) to (26.59%)	[3,4]
T. Rowe Price Equity Income Portfolio VIP II	974	14.44 to 14.92	14,382	0.75% to 1.25%	2.00%	(36.27%) to (21.02%)	[3,4]
T. Rowe Price Prime Reserve Portfolio	2,489	1.00 to 1.02	2,523	0.75% to 1.25%	2.33%	0.42% to 1.55%	[3,4]
Wells Fargo Advantage VT Discovery Fund	4,274	11.04 to 11.18	47,421	0.75% to 1.25%	0.00%	(44.37%) to (39.88%)	[3,4]
Wilshire 5000 Index Portfolio Investment	4,437	7.71 to 7.79	34,361	0.75% to 1.25%	3.37%	(37.00%) to (25.46%)	[3,4]
Wilshire Large Co. Growth Portfolio Investment	120	20.20 to 20.52	2,451	0.75% to 1.25%	0.00%	(42.04%) to (31.68%)	[3,4]
Wilshire Large Co. Value Portfolio Investment	2,635	10.10 to 10.23	26,899	0.75% to 1.25%	3.96%	(41.42%) to (26.99%)	[3,4]
Wilshire Small Co. Value Portfolio Investment	122	10.93 to 11.08	1,346	0.75% to 1.25%	1.81%	(32.68%) to (20.94%)	[3,4]
Wilshire VIT 2015 Moderate Fund	15,102	8.17 to 8.28	124,353	0.75% to 1.25%	3.80%	(25.08%) to (15.70%)	[3,4]
Wilshire VIT 2025 Moderate Fund	7,727	7.81 to 7.89	60,675	0.75% to 1.25%	4.90%	(28.60%) to (18.21%)	[3,4]
Wilshire VIT 2035 Moderate Fund	13,370	7.30 to 7.38	98,215	0.75% to 1.25%	3.41%	(33.39%) to (21.47%)	[3,4]
Wilshire VIT Balanced Fund	771	14.99 to 15.20	11,650	0.75% to 1.25%	15.25%	(27.32%) to (16.43%)	[3,4]
Wilshire VIT Equity Fund	319	13.57 to 13.74	4,359	0.75% to 1.25%	2.04%	(40.11%) to (26.31%)	[3,4]
Wilshire VIT Income Fund	645	11.34 to 11.52	7,381	0.75% to 1.25%	9.64%	(8.23%) to (4.29%)	[3,4]
Wilshire VIT International Equity Fund	3,723	9.12 to 9.25	34,332	0.75% to 1.25%	4.19%	(45.39%) to (33.96%)	[3,4]
Wilshire VIT Small Cap Growth Fund	442	8.56 to 8.68	3,824	0.75% to 1.25%	0.00%	(46.30%) to (32.68%)	[3,4]
Wilshire VIT Socially Responsible Fund	402	9.26 to 9.39	3,750	0.75% to 1.25%	3.39%	(40.24%) to (25.34%)	[3,4]

*	These ratios represent the annualized contract expenses of the active contract owners of the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
**	These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.
***	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.
[1]	This fund became effective May 1, 2008 and the return is for the period May 1, 2008 to December 31, 2008.
[2]	This fund became effective June 1, 2008 and the return is for the period June 1, 2008 to December 31, 2008.
[3]	This fund includes a .85% M & E rate that became effective June 26, 2008 and the return is for the period June 26, 2008 to December 31, 2008.
[4]	This fund includes a .75% and 1.05% M & E rate that became effective July 15, 2008 and the return is for the period July 15, 2008 to December 31, 2008.

HORACE MANN LIFE INSURANCE COMPANY

Statutory Financial Statements and Schedules

December 31, 2011 and 2010

(With Independent Auditors’ Report Thereon)

Independent Auditors’ Report

The Audit Committee of the Board of Directors

Horace Mann Life Insurance Company:

We have audited the accompanying statutory statements of admitted assets, liabilities, and capital and surplus of Horace Mann Life Insurance Company (the Company) as of December 31, 2011 and 2010, and the related statutory statements of operations, capital and surplus and cash flow for each of the years in the three-year period ended December 31, 2011. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Notes 1 and 8 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Illinois Department of Insurance, which practices differ from U.S. generally accepted accounting principles. The effects on the financial statements of the variances between the statutory accounting practices and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2011 and 2010, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2011.

Also, in our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2011 and 2010, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2011, on the basis of accounting described in Notes 1 and 8.

As discussed in Note 1 to the statutory financial statements, the Company adopted Statement of Statutory Accounting Principles (SSAP) No. 10R, Income Taxes — Revised, A Temporary Replacement of SSAP No. 10 as of December 31, 2009.

Our audits were conducted for the purpose of forming an opinion on the financial statements taken as a whole. The supplementary information included on the Summary of Investments — Other than investments in related parties — Schedule I, Supplementary Insurance Information — Schedule III, and Reinsurance — Schedule IV are presented for purposes of additional analysis and are not a required part of the financial statements, but is information required to be presented. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, the information is fairly stated in all material respects in relation to the financial statements taken as a whole.

KPMG LLP

Chicago, Illinois

April 30, 2012

HORACE MANN LIFE INSURANCE COMPANY

Statutory Statements of Admitted Assets,

Liabilities and Capital and Surplus

December 31, 2011 and 2010

(In thousands)

	December 31
Admitted Assets	2011	2010
Cash and investments:
Bonds	$4,173,693	$3,704,525
Preferred stocks	20,824	20,422
Common stocks	5	41
Mortgage loans on real estate	12,598	12,927
Cash	2,908	1,156
Short-term investments	53,986	163,926
Contract loans	128,354	121,914
Receivable for securities and other invested assets	26,109	32,033

Total cash and investments	4,418,477	4,056,944

Investment income due and accrued	51,679	43,659
Uncollected premiums	630	586
Deferred premiums booked but deferred and not yet due	46,739	46,834
Current federal income tax recoverable	12,931	15,899
Deferred tax assets	10,437	11,314
Guaranty funds receivable or on deposit	368	321
Receivable from parent, subs or affiliates	7	1,366
Other assets	2,202	1,882
Variable annuity assets held in separate accounts	1,273,764	1,375,656

Total admitted assets	$5,817,234	$5,554,461

(Continued)

3

HORACE MANN LIFE INSURANCE COMPANY

Statutory Statements of Admitted Assets,

Liabilities and Capital and Surplus

December 31, 2011 and 2010

(In thousands, except share data)

	December 31
Liabilities and Capital and Surplus	2011	2010
Policy liabilities:
Aggregate reserves:
Life and annuity	$3,991,841	$3,631,898
Accident and health	4,963	5,113
Unpaid benefits:
Life	12,740	13,546
Accident and health	175	185
Policyholder funds on deposit	98,968	112,036
Remittances not allocated	1,707	753

Total policy liabilities	4,110,394	3,763,531

Interest maintenance reserve	71,088	60,631
Accrued expenses	1,728	1,512
Transfer from separate accounts accrued for expense allowances recognized in reserves	(12,078)	(13,546)
Amounts retained by Company as trustee	16,246	17,628
Other liabilities	1,223	656
Asset valuation reserve	14,453	5,395
Payable to parent, subsidiaries and affiliates	498	135
Payable for securities	236	20,000
Variable annuity liabilities held in separate accounts	1,273,764	1,375,656

Total liabilities	5,477,552	5,231,598

Capital and surplus:
Capital stock, $1 par value.
Authorized 5,000,000 shares, 2,500,000 shares outstanding	2,500	2,500
Additional paid-in capital and contributed surplus	43,704	43,704
Special surplus funds — additional admitted deferred tax assets	5,617	7,359
Unassigned surplus	287,861	269,300

Total capital and surplus	339,682	322,863

Total liabilities and capital and surplus	$5,817,234	$5,554,461

See accompanying notes to statutory financial statements.

4

HORACE MANN LIFE INSURANCE COMPANY

Statutory Statements of Operations

Years ended December 31, 2011, 2010 and 2009

(In thousands)

	Year Ended December 31
	2011	2010	2009
Revenue:
Premiums, annuity and supplementary contract considerations:
Life	$94,189	$94,498	$95,206
Annuity	433,407	395,469	349,804
Accident and health	3,113	3,451	3,677
Supplementary contracts	10,372	9,147	4,397

Total premiums, annuity and supplementary contract considerations	541,081	502,565	453,084

Net investment income	251,553	235,739	212,795
Amortization of interest maintenance reserve	6,047	4,892	2,601
Management fee income from separate accounts	16,708	15,547	12,715
Fees from sales of third-party vendor products	3,354	3,854	4,035
Other	2,983	2,686	2,192

Total revenue	821,726	765,283	687,422

Benefits and expenses:
Provisions for claims and benefits:
Life	106,994	105,065	102,840
Annuity	533,965	486,203	429,230
Accident and health	1,609	1,185	1,543
Supplementary contracts	20,163	19,621	14,362

Total claims and benefits	662,731	612,074	547,975

Commissions	32,441	30,317	28,397
General and other expenses	61,047	60,238	60,479

Total benefits and expenses	756,219	702,629	636,851

Net gain before dividends to policyholders and federal income tax expense	65,507	62,654	50,571
Federal income tax expense	12,085	10,794	12,745

Net gain from operations	53,422	51,860	37,826
Realized investment gains (losses) net of tax and transfers to interest maintenance reserve	295	(5,339)	1,666

Net income	$53,717	$46,521	$39,492

See accompanying notes to statutory financial statements.

5

HORACE MANN LIFE INSURANCE COMPANY

Statutory Statements of Capital and Surplus

Years ended December 31, 2011, 2010 and 2009

(In thousands)

	Year Ended December 31
	2011	2010	2009
Capital stock	$2,500	$2,500	$2,500

Additional paid-in capital and contributed surplus	43,704	43,704	43,704

Special surplus funds — additional admitted deferred tax assets:
Balance at beginning of year	7,359	7,881	—
Change in additional admitted deferred tax assets	(1,742)	(522)	7,881

Balance at end of year	5,617	7,359	7,881

Unassigned surplus:
Balance at beginning of year	269,300	253,465	224,229
Net income	53,717	46,521	39,492
Change in net deferred income tax	(6,301)	(11,015)	(9,536)
Change in non-admitted assets	6,812	10,963	9,398
Change in net unrealized capital gains (losses)	(609)	241	(595)
Change in asset valuation reserve	(9,058)	(875)	(4,428)
Change in accounting for structured securities	—	—	905
Dividends to stockholder	(26,000)	(30,000)	(6,000)

Balance at end of year	287,861	269,300	253,465

Total capital and surplus	$339,682	$322,863	$307,550

See accompanying notes to statutory financial statements.

6

HORACE MANN LIFE INSURANCE COMPANY

Statutory Statements of Cash Flow

Years ended December 31, 2011, 2010, and 2009

(In thousands)

	Year Ended December 31
	2011	2010	2009
Cash from operations:
Revenue received:
Premiums considerations and deposits	$541,186	$502,596	$453,520
Investment income	221,202	213,132	197,175
Management fee income from Separate accounts	16,708	15,547	12,715
Fees from sales of third party vendor products	3,354	3,854	4,035
Other income	2,983	2,686	2,192

Total revenue received	785,433	737,815	669,637

Benefits and expenses paid:
Claims, benefits and net transfers	302,521	333,800	324,209
Expenses	93,359	91,965	89,201
Federal income taxes	18,493	25,200	10,480

Total benefits and expenses paid	414,373	450,965	423,890

Net cash from operations	371,060	286,850	245,747

Cash from investments:
From investments sold or matured:
Bonds	568,564	1,039,918	1,585,832
Stocks	3,988	98,614	21,819
Mortgage loans	330	2,979	634
Other invested assets	773	1,967	7,358
Miscellaneous proceeds	486	6,460	8,139

Total investment proceeds	574,141	1,149,938	1,623,782

Cost of investments acquired:
Bonds	(991,001)	(1,464,714)	(1,721,970)
Stocks	(4,060)	(13,503)	(11,225)
Other invested assets	(2,116)	—	(16,910)
Miscellaneous applications	(12,438)	—	—

Total investments acquired	(1,009,615)	(1,478,217)	(1,750,105)

Net increase in contract loans	(6,441)	(8,411)	(7,022)

Total for investments acquired	(1,016,056)	(1,486,628)	(1,757,127)

Net cash used for investments	(441,915)	(336,690)	(133,345)

(Continued)

7

HORACE MANN LIFE INSURANCE COMPANY

Statutory Statements of Cash Flow

Years ended December 31, 2011, 2010 and 2009

(In thousands)

	Year Ended December 31
	2011	2010	2009
Cash from financing and miscellaneous:
Cash provided (applied):
Net deposits on deposit-type contract funds and other liabilities without life or disability contingencies	(13,107)	(4,734)	(11,026)
Dividends to stockholders	(26,000)	(30,000)	(6,000)
Other cash provided	1,774	3,057	11,745

Net cash used for financing and miscellaneous	(37,333)	(31,677)	(5,281)

Net change in cash and short term investments	(108,188)	(81,517)	107,121
Cash and short-term investments at beginning of year	165,082	246,599	139,478

Cash and short-term investments at end of year	$56,894	$165,082	$246,599

See accompanying notes to statutory financial statements.

8

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

December 31, 2011, 2010, and 2009

(In thousands)

(1) Background and Significant Accounting Policies

Organization

Horace Mann Life Insurance Company (the Company), an Illinois domiciled company, markets and underwrites tax-qualified retirement annuities, individual life, group disability income, and group life insurance products primarily to K-12 teachers, administrators and other employees of public schools and their families.

The Company is a subsidiary of Horace Mann Educators Corporation (HMEC), which indirectly owns 100% of the outstanding shares. The Company is a wholly owned subsidiary of Educators Life Insurance Company of America (ELICA). Other affiliated companies include Horace Mann Investors, Inc., Horace Mann Insurance Company, Teachers Insurance Company, Horace Mann Property & Casualty Insurance Company, Horace Mann Lloyds, and Horace Mann Service Corporation (HMSC). HMSC performs certain fiscal and administrative services for all the affiliated companies in the group.

During 2011, 2010 and 2009, the Company has not participated in any business combinations nor discontinued any operations.

Basis of Presentation

The accompanying statutory financial statements have been prepared in conformity with the accounting practices prescribed or permitted by the Illinois Department of Insurance and the National Association of Insurance Commissioners (NAIC), which differ materially in some respects from United States (U.S.) generally accepted accounting principles (GAAP) as more fully discussed in note 8. The state of Illinois has adopted the prescribed accounting practices as stated in NAIC SAP without modification. At December 31, 2011 and 2010 the Company has no material statutory accounting practices that differ from those of the state of Illinois or the NAIC accounting practices. The significant statutory accounting practices and the Company’s related accounting policies follow.

Investments

Investments are valued in accordance with the requirements of the NAIC.

Bonds, other than NAIC class 6, not backed by other loans are carried at amortized cost, adjusted for the amortization of premiums, accretion of discounts and any impairment. Premiums and discounts are amortized and accreted over the estimated lives of the related bonds based on the interest yield method. NAIC class 6 bonds are carried at lower of cost or fair value. Fair value is derived from the NAIC Valuation of Securities Manual for securities listed. The Company used a pricing service in determining the fair value of its bonds when NAIC fair value was not available.

Loan-backed securities are stated at either amortized cost or the lower of amortized cost or fair value. Loan-backed securities that have been assigned the NAIC category 6 designation are carried at lower of cost or fair value. The Company used a pricing service in determining the fair value of its loan-backed securities when NAIC fair

(Continued)

9

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

value was not available. When pricing sources can not provide fair value determinations, the Company obtains non-binding price quotes from broker-dealers. Prepayment assumptions were obtained from broker dealer survey values and are consistent with the current interest rate and economic environment. Significant changes in estimated cash flows from the original purchase assumptions for loan backed and structured securities are accounted for using the retrospective method. The Company had no negative yield situations requiring a change from the retrospective to prospective method.

Common stocks are carried at NAIC fair value. Fair value is derived from the NAIC Valuation of Securities Manual for securities listed. When the NAIC fair value is not available, common stocks are valued by using non-binding broker quotes.

Preferred stocks are carried at cost, less any impairment adjustments or at the lower of cost or fair value, depending on the NAIC designation of the security.

Mortgage loans, comprised primarily of a loan to an affiliate for home office property, are carried at the unpaid principal balance less unamortized discount and were issued at a value of no more than 75% of the appraised value of the mortgaged property. No new mortgage loans were issued during 2011, 2010 and 2009. The Company did not reduce interest rates of any outstanding mortgage loans during 2011, 2010 and 2009. During 2011, 2010 and 2009, the Company had no non-performing mortgage loans or loans with past due interest or principal payments.

Contract loans are carried at the unpaid principal balance.

At December 31, 2011 and 2010, the Company had no investments in derivative financial instruments, joint ventures or partnerships, reverse mortgages, repurchase agreements and holds no loans or debt that has been restructured.

Cash and short-term securities have a maturity of one year or less at the time of acquisition. Short-term investments are carried at amortized cost which approximates fair value.

Interest income is recognized as earned. Investment income reflects amortization of premiums and accrual of discounts on an effective-yield basis.

Net realized investment gains and losses are determined on the basis of specific identification on the trade date.

The Company’s methodology of assessing other-than-temporary impairments is based on security-specific facts and circumstances as of the date of the reporting period. Based on these facts, if (1) the Company has the intent to sell the debt security, (2) it is more likely than not the Company will be required to sell the debt security before the anticipated recovery of the amortized cost basis, or (3) management does not expect to collect all amounts due according to the contractual terms of a debt security in effect at the date of acquisition, an other-than-temporary is considered to have occurred. For equity securities, if (1) the Company does not have the ability and intent to hold the security for the recovery of cost or (2) recovery of cost is not expected within a reasonable period of time, an other-than-temporary impairment is considered to have occurred.

(Continued)

10

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

The Company reviews the fair value of all investments in its portfolio on a monthly basis to assess whether an other-than-temporary decline in value has occurred. These reviews, in conjunction with the Company’s investment managers’ monthly credit reports and relevant factors such as (1) the financial condition and near-term prospects of the issuer, (2) the length of time and extent to which the fair value has been less than amortized cost for bonds or cost for equity securities, (3) for debt securities, the Company’s intent to sell a security or whether it is more likely than not the Company will be required to sell the security before the anticipated recovery in the amortized cost basis; and for equity securities, the Company’s ability and intent to hold the security for the recovery of cost or if recovery of cost is not expected within a reasonable period of time, (4) the stock price trend of the issuer, (5) the market leadership position of the issuer, (6) the debt ratings of the issuer, and (7) the cash flows and liquidity of the issuer or the underlying cash flows for asset-backed securities, are all considered in the impairment assessment. Based on these facts, if management believes it is probable that amounts due will not be collected according to the contractual terms of a debt security, or if the Company has the intent to sell the investment before recovery of the cost of the investment, an other-than-temporary impairment shall be considered to have occurred. For structured securities, if the present value of the cash-flows expected to be collected is less than the amortized cost basis, an other-than-temporary impairment shall be considered to have occurred for the difference due to a non-interest related decline. The Company analyzes discounted cash flows on a quarterly basis to determine if additional other-than-temporary impairment write-downs are necessary. A write-down of an investment is recorded when a decline in the fair value of that investment is deemed to be other-than-temporary, with a realized investment loss charged to operations for the period.

Asset Valuation Reserve

The Asset Valuation Reserve (AVR) was calculated as prescribed and required by the NAIC. This reserve is maintained for the purpose of stabilizing surplus against the effects of fluctuations in the value of certain bond, stock, mortgage loan and real estate investments. Changes in the AVR reserve are charged or credited to surplus.

The balance of the AVR by component at December 31, is as follows:

	2011	2010
Bonds, preferred stocks and short-term investments	$12,743	$3,736
Mortgage loans	1	1
Real estate and other invested assets	1,709	1,657
Common stocks	—	1

Total AVR	$14,453	$5,395

At December 31, 2011 and 2010 the AVR was held at a level equal to 43.64% and 18.13%, respectively of the maximum reserve level allowed by the NAIC.

Interest Maintenance Reserve

The Interest Maintenance Reserve (IMR) was calculated as prescribed by the NAIC. This reserve is designed to capture the realized capital gains and losses which result from changes in the overall level of interest rates and amortize them into operations over the approximate remaining life of the investment sold.

(Continued)

11

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

Aggregate Reserves

Applicable state insurance laws require that the Company set up reserves in accordance with statutory regulations, carried as liabilities to meet future obligations under outstanding policies. These reserves are the amount that, with the additional premiums to be received and interest thereon compounded annually at certain rates, is calculated to be sufficient to meet the various policy and contract obligations as they occur.

Premium deficiency reserves at December 31, 2011 and 2010 were $4,663 and $4,200, respectively. The Company does not anticipate investment income as a factor in determining if a premium deficiency relating to short-duration contracts exists.

The Company waives deduction of deferred fractional premiums upon death of insured and returns any portion of the final premiums beyond the date of death. Surrender values are not promised in excess of the legally computed reserves.

The tabular interest, tabular less actual reserve released and tabular cost have been determined by formula as prescribed in the annual statement instructions. Tabular interest on funds not involving life contingencies is determined as the sum of the products of each valuation rate of interest and the mean of the funds subject to such rate held at the beginning and end of the valuation year.

Aggregate reserves for life policies, annuity contracts, and supplementary contracts with life contingencies are based on statutory mortality tables and interest assumptions using either the net level, or commissioners’ reserve valuation method or commissioners’ annuity reserve valuation method. The annuity reserves include the current declared interest rates through the valuation date.

Reserve for Supplementary Contracts Without Life Contingencies

The reserve for supplementary contracts without life contingencies represents the present value of future payments discounted with interest only. At December 31, 2011 and 2010 this liability was $98,271 and $111,379, respectively, based on average credited interest rates of 3.64% and 3.69% in 2011 and 2010, respectively and is included in “policyholder funds on deposit.”

Life Premiums

Life premiums are reflected as earned on the coverage anniversary date. Annuity and supplementary contracts with life contingencies premiums are reflected as earned when collected. Accident and health premiums are reported as revenue when due and earned on a pro rata basis over the period covered by the policy.

Deferred life premiums represent modal premiums (other than annual) to be billed in the year subsequent to the commencement of the policy year.

(Continued)

12

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

Deferred and uncollected life insurance premiums and annuity considerations as of December 31, 2011, were as follows:

	Gross	Net of Loading
Ordinary new business	$2,011	$1,062
Ordinary renewal	38,665	46,339
Group Life	106	106

Total	$40,782	$47,507

Mutual Fund Service Fee Income

The Company has a service agreement where the Company provides certain services to the Wilshire VIT Funds (Funds) necessary to coordinate the Funds activities with those of the separate account of the Company. For these services the Company receives a mutual fund service fee, accrued daily and paid to the Company monthly, based upon the combined assets of the Funds.

Fees From Sales of Third-Party Vendor Products

The Company has programs to offer variable universal life, fixed indexed universal life and fixed interest rate universal life insurance with two third-party vendors underwriting such insurance. Under these programs, the third-party vendors underwrite and bear the risk of these insurance policies and the Company receives a commission on the sale of that business.

To assist agents in delivering the Horace Mann Value Proposition, the Company has entered into third-party vendor agreements with American Funds Distributors, Inc. and Fidelity Distributors Corporation to market their retail mutual funds. In addition to retail mutual funds accounts, the Company’s agents can also offer a 529 college savings program and Coverdell Education Savings Accounts utilizing these funds. The Company has also entered into third party vendor agreements to offer 403(b)(7) tax-deferred mutual fund investment programs for school districts that would like to have product choices beyond traditional 403(b) annuity programs. The Company has also expanded its product offerings to include fixed indexed annuities through additional marketing alliances. Third-party vendors underwrite these accounts or contracts and the Company receives commissions on the sales of these products.

Income Taxes

The Company is included in the consolidated federal income tax return of its parent, ELICA, and its ultimate parent, HMEC and its subsidiaries. The tax sharing agreement between the Company and HMEC, as approved by the Board of Directors of the Company, provides that tax on operating income is charged to the Company as if it were filing a separate federal income tax return. The Company is reimbursed for any losses or tax credits to the extent utilized in the consolidated return. Intercompany tax balances are settled quarterly with a subsequent final annual settlement upon filing the consolidated federal income tax return.

Federal income taxes are charged to operations based on current taxable income. Current year federal income tax expense or benefit is based on financial reporting income or loss adjusted for certain temporary differences, which are the result of

(Continued)

13

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

dissimilar financial reporting and tax basis accounting methods. A deferred tax asset (DTA), for the tax effect of temporary differences between financial reporting and the tax basis of assets, is reported as an admitted asset for temporary differences that reverse in one year, but only to the extent they do not exceed the lesser of federal income taxes paid in prior years that can be recovered through loss carrybacks from temporary differences or 10% of adjusted surplus plus gross deferred tax liabilities (DTL). For 2011 and 2010, SSAP 10R allows additional admissibility of DTAs and imposes a valuation allowance utilizing a “more-likely-than-not” standard. Companies that meet certain risk-based capital thresholds can elect to admit DTAs based on reversals over three years and an increased surplus limitation of 15%. The Company adopted SSAP 10R and elected to admit DTAs under the enhanced admissibility rules for the years ended December 31, 2011 and 2010. The change in net deferred income taxes is included directly in surplus. The additional admitted asset from SSAP 10R is included in surplus as special surplus funds.

The Company records liabilities for potential tax contingencies where it is not probable that the position will be sustainable upon audit by taxing authorities. These liabilities are reevaluated routinely and are adjusted appropriately based upon changes in facts or law. The Company has no unrecorded tax contingencies.

The Company classifies all interest and penalties as income tax expense.

Acquisition Expenses

The cost of acquiring new business, principally commissions, underwriting salaries, and related expenses, is charged to expense as incurred.

Non-admitted Assets

Assets prescribed by the Illinois Insurance Code and the NAIC as “non-admitted” (principally non-admitted deferred tax assets) are charged to unassigned surplus.

Use of Estimates

The preparation of statutory financial statements requires management to make estimates and assumptions that affect (1) the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the statutory financial statements and (2) the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Subsequent Events

The Company had no Type I or Type II subsequent events that merited recognition or disclosure in these statements for the year. Subsequent events were evaluated through April 30, 2012 for the audited financial statements that were available to be issued on April 30, 2012.

(Continued)

14

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

(2) Investments

Net Investment Income

The components of net investment income were as follows:

	2011	2010	2009
Interest on bonds	$244,787	$223,687	$200,570
Preferred stock income	1,448	6,398	7,020
Interest on mortgage loans	1,018	1,493	1,379
Interest on short-term investments	236	499	206
Interest on contract loans	7,371	7,328	6,885
Other investment income	2,107	2,198	1,974

Gross investment income	256,967	241,603	218,034
Investment expenses	5,414	5,864	5,239

Net investment income	$251,553	$235,739	$212,795

The Company nonadmits investment income due and accrued if amounts are over 90 days past due. The Company had no amounts non-admitted at December 31, 2011 and 2010.

Net Realized Investment Gains (Losses) Net of Tax and Transfers to IMR

Realized investment gains (losses) which result from changes in the overall level of interest rates, excluding securities whose NAIC rating classification at the end of the holding period is different from its NAIC rating classification at the beginning of the holding period by more than one NAIC rating classification, are transferred to IMR. Realized investment gains (losses) on most fixed income securities are transferred on an after tax basis to the IMR and amortized into operations over the average remaining lives of the assets sold.

The IMR at December 31 is as follows:

	2011	2010	2009
Reserve balance, beginning of year	$60,631	$45,897	$26,111
Current year capital (losses) gains, net of tax	16,504	19,626	22,387
Amortization of IMR	(6,047)	(4,892)	(2,601)

Reserve balance, end of year	$71,088	$60,631	$45,897

(Continued)

15

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

Net realized investment gains (losses) reported in the statutory statements of operations net of tax and transfers to IMR were as follows:

	2011	2010	2009
Bonds	$25,891	$14,928	$32,886
Common stocks	(44)	1,974	(1,301)
Preferred stocks	330	(1,181)	(3,913)

Net realized investment gains	26,177	15,721	27,672

Less federal income tax expense	9,378	1,434	3,619
Transferred to IMR	(16,504)	(19,626)	(22,387)

Net realized investment gains (losses) net of tax and transfers to IMR	$295	$(5,339)	$1,666

Net realized gains were $26,177 in 2011 compared to net realized gains of $15,721 in 2010 and net realized gains of $27,672 in 2009. The net gains were realized from ongoing investment portfolio management activity and recording of impairment charges. The Company recorded impairment write-downs of $64 in 2011 compared to $6,282 and $11,179 in 2010 and 2009, respectively. The 2011 impairment losses included $20 of bonds and $44 of common stocks. The 2010 impairment losses were all related to bonds. The 2009 impairment losses included $5,016 of bonds, $4,825 of preferred stocks, $438 of common stocks and $900 of the Reserve Fund money market fund. Gains realized in 2011 included $111 from the sale of securities that had been previously impaired. An additional small gain of $486 was recorded due to recovery from litigation proceeds for securities that were impaired in prior years. Gains realized in 2010 included $3,261 from the sale of securities that had been previously impaired. An additional small gain of $446 was recorded due to recovery from litigation proceeds for securities that were impaired and totally disposed of in prior years. In each of the periods, the impaired securities were marked to fair value, and the write-downs were recorded as realized investment losses in the statutory statement of operations.

Change in Net Unrealized Capital Gains (Losses)

Unrealized capital gains or losses are reflected as credits or charges directly to unassigned surplus. The unrealized capital gains also include the impact of deferred taxes. This amount was $(669), $(341), and $(471) at December 31, 2011, 2010, and 2009 respectively.

	2011	2010	2009
Net unrealized capital gains (losses):
Beginning	$(633)	$(875)	$(280)
End of year	(1,242)	(634)	(875)

Change in net unrealized capital gains (losses)	$(609)	$241	$(595)

(Continued)

16

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

Bonds and Preferred Stock

At December 31, 2011 and 2010, the fair value and gross unrealized capital losses of investments in bonds and preferred stock segregated between securities having an unrealized loss for less than 12 months and securities having an unrealized capital loss for 12 months or longer were as follows:

	12 months or less		More than 12 months
December 31, 2011	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Bonds
U.S. Governments	$71	$1	$—	$—
All Other Governments	—	—	—	—
States, Territories And Possessions (Direct and Guaranteed)	—	—	—	—
Special Revenue & Special Assessment Obligations and all Non-Guaranteed Obligations of Agencies and Authorities of Governments and their Political Subdivisions	3,448	132	1,511	11
Industrial & Miscellaneous (Unaffiliated)	372,160	11,307	41,257	14,929
Hybrid Securities	9,440	380	10,423	4,880
Preferred stocks	—	—	—	—

Total	$385,119	$11,820	$53,191	$19,820

	12 months or less		More than 12 months
December 31, 2010	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Bonds
U.S. Governments	$311,220	$21,630	$—	$—
All Other Governments	—	—	—	—
States, Territories And Possessions (Direct and Guaranteed)	154,273	5,840	6,796	1,064
Special Revenue & Special Assessment Obligations and all Non-Guaranteed Obligations of Agencies and Authorities of Governments and their Political Subdivisions	41,757	1,665	1,907	1
Industrial & Miscellaneous (Unaffiliated)	229,457	7,264	68,773	25,030
Credit Tenant Loans (Unaffiliated)	7,025	247	—	—
Hybrid Securities	4,762	451	14,657	3,893
Preferred stocks	—	—	—	—

Total	$748,494	$37,097	$92,133	$29,988

At December 31, 2011, the gross unrealized capital loss position in the investment portfolio was $31,640 (165 positions and less than 1% of the investment portfolio’s fair value). Securities with an investment grade rating represented 64% of the gross unrealized capital losses. The largest single unrealized capital loss was $3,344 on JPM Chase Capital XXIII bonds. The portfolio included 25 securities that have been in an unrealized capital loss position for greater than 12 months, totaling $19,820. The Company views the decrease in value of all of the securities with unrealized capital losses at December 31, 2011 as temporary, expects recovery in fair value, anticipates continued payments under the terms of the securities, and does not intend to sell the investments before recovery of the cost of the investment. Therefore, no impairment of these securities was recorded at December 31, 2011.

(Continued)

17

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

The carrying value and statutory fair value of investments in bonds, preferred and common stocks as of December 31, 2011 and 2010 are as follows:

December 31, 2011	Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Bonds
U.S. Governments	$541,109	$41,256	$(1)	$582,364
All Other Governments	42,423	4,983	—	47,406
States, Territories and Possessions (Direct and Guaranteed)	638,243	91,794	—	730,037
Special Revenue & Special Assessment Obligations and all Non-Guaranteed Obligations of Agencies and Authorities of Governments and Their Political Subdivisions	506,424	71,752	(143)	578,033
Industrial & Miscellaneous (Unaffiliated)	2,387,537	228,262	(26,236)	2,589,563
Credit Tenant Loans (Unaffiliated	—	—	—	—
Hybrid Securities	57,957	2,137	(5,261)	54,833
Preferred Stocks	20,824	3,220	—	24,044
Common Stocks	5	—	—	5

Total	$4,194,522	$443,404	$(31,641)	$4,606,285

December 31, 2010	Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Bonds
U.S. Governments	$503,816	$6,125	$(21,630)	$488,311
All Other Governments	40,869	2,700	—	43,569
States, Territories and Possessions (Direct and Guaranteed)	527,924	21,395	(6,904)	542,415
Special Revenue & Special Assessment Obligations and all Non-Guaranteed Obligations of Agencies and Authorities of Governments and Their Political Subdivisions	462,078	28,731	(1,666)	489,143
Industrial & Miscellaneous (Unaffiliated)	2,073,695	175,111	(32,294)	2,216,512
Credit Tenant Loans (Unaffiliated	29,765	315	(247)	29,833
Hybrid Securities	66,378	3,409	(4,344)	65,443
Preferred Stocks	20,422	2,567	—	22,989
Common Stocks	41	—	—	41

Total	$3,724,988	$240,353	$(67,085)	$3,898,256

U.S. government and agency obligations include securities issued by Federal National Mortgage Association of $482,229 and $395,588; Federal Home Loan Mortgage Association of $330,686 and $336,769; Government National Mortgage Association of $102,690 and $103,971; and Other Government of $125,181 and $129,565 as of December 31, 2011 and 2010, respectively.

(Continued)

18

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

Bonds by NAIC class at December 31 are as follows:

	2011		2010
	Carrying Value	Fair Value	Carrying Value	Fair Value
Class 1	$2,766,393	$3,079,019	$2,494,830	$2,595,492
Class 2	1,200,218	1,299,611	1,044,985	1,118,536
Class 3	87,264	88,775	61,276	63,479
Class 4	104,090	101,906	76,869	77,840
Class 5	15,202	12,399	25,062	18,026
Class 6	526	527	1,503	1,853

Total by class	$4,173,693	$4,582,237	$3,704,525	$3,875,226

At December 31, 2011, .13% of the Company’s investment portfolio was invested in collateralized mortgage obligations (CMOs) excluding mortgage obligations of United States governmental agencies. The average credit quality rating of the Company’s investment in CMOs was AA+ and NAIC 1. The fair value of CMOs at December 31, 2011 was $362,471 compared to a $321,050 carrying value. The average duration of the Company’s investment in CMOs was 7.0 years at December 31, 2011.

At December 31, 2011 and 2010, 4.0% and 2.6% of the total bond portfolio (at amortized cost) consisted of private placement bonds, respectively.

The carrying value and statutory fair value of bonds by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Perpetual holdings are included in the due after twenty years classification.

December 31, 2011	Carrying Value	Fair Value
Due in one year or less	$201,165	$220,856
Due after one year through five years	701,974	770,687
Due after five years through ten years	1,353,115	1,485,565
Due after ten years through twenty years	1,040,971	1,142,867
Due after twenty years	876,468	962,262

Total bonds	$4,173,693	$4,582,237

Proceeds from the sale of investments in bonds and stocks during 2011, 2010 and 2009 were $246,688, $549,591 and $1,271,184, respectively. Gross gains of $22,485, $34,787 and $45,277 and gross losses of $526, $17,930 and $7,316 were realized on those sales for 2011, 2010 and 2009, respectively.

(Continued)

19

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

Loan-backed and Structured Securities

At December 31, 2011, the Company had loan-backed securities with a fair value of $1,156,504 and a carrying value of $1,081,650. Prepayment assumptions were obtained from broker dealer survey values. The Company had no negative yield situations requiring a change from the retrospective to prospective method. The Company had no concentration of credit risk requiring disclosure under SSAP 27. The Company takes into consideration the cash flows of the loan-backed securities under various scenarios to determine if an impairment is other than temporary.

The other-than-temporary impairments (OTTI) on loan-backed and structured securities recognized during the year ended December 31, 2011, 2010 and 2009 were as follows:

	Amortized Cost Basis Before OTTI	Interest OTTI	Non Interest OTTI	Fair Value
Year Ended December 31, 2011

Intent to sell	$—	$—	$—	$—
Inability or lack of intent to hold	19	—	19	—

Total	19	—	19	—

Year Ended December 31, 2010

Intent to sell	7,338	—	4,345	2,993
Inability or lack of intent to hold	1,601	—	1,082	519

Total	8,939	—	5,427	3,512

Year Ended December 31, 2009

Intent to sell	300	—	150	150
Inability or lack of intent to hold	5,001	—	2,875	2,126

Total	$5,301	$—	$3,025	$2,276

As of December 31, 2011, the Company held five structured securities with a recognized other-than-temporary impairment, one of which was impaired during the current year. The basis for the other-than-temporary impairment of both structured securities (all non-interest related) was due to the present value of cash flows expected being less than the amortized cost basis of the security. The projected cash flows, recognized other-than-temporary impairment, amortized cost, and fair value of these five securities at December 31, 2011 are as follows:

CUSIP	Book/Adj Carrying Value Amortized Cost Before current Period OTTI	Projected Cash Flows	Recognized OTTI	Amortized Cost after OTTI	Fair Value
05539TAE5	$1	$1	$—	$1	$5
1248MMAB7	4	4	—	4	150
3622MSAC6	19	—	19	—	—
49636RAN9	2,126	2,126	—	2,126	982
87246KAA4	495	495	—	495	2,411

	$2,645	$2,626	$19	$2,626	$3,548

(Continued)

20

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

At December 31, 2011, the Company had loan-backed and structured securities with an aggregate unrealized loss of $18,448. The fair value and gross unrealized losses segregated between securities having an unrealized loss for less than twelve months and securities having an unrealized loss for twelve months or longer were as follows:

Less than 12 months		12 months or more
Fair Value	Gross Unrealized Loss	Fair Value	Gross Unrealized Loss
$122,460	$(4,403)	$33,857	$(14,045)

Subprime Mortgage Related Risk Exposure

The Company has two securities with direct sub-prime exposure. One security is a collateralized debt obligation with original cost of $4,908, book adjusted carrying value of $4, fair value of $4 and other than temporary impairment losses to date of $4,440. The other security is a home equity asset-backed security with a book adjusted carrying value of $97 and a fair value of $89. The characteristics of the Company’s sub-prime mortgage loan, a collateralized debt obligation, include the following: low average Fair Isaac Credit Organization (FICO) score (less than 650), high weighted average coupon relative to other mortgage-backed securities of similar loan age and issue date, high prepayment penalties, and a high percentage of hybrid loans or negative amortizing loans.

Deposits

Included in bonds is the carrying value of securities on deposit with governmental authorities, as required by law, as of December 31 were as follows:

	2011	2010
Held for all policyholders	$1,684	$1,680
Held for policyholders in certain states	1,072	1,083

Total deposits	$2,756	$2,763

Securities Lending

The Company has a program in place whereby it may loan fixed income securities to third parties, primarily major brokerage firms; however, the Company’s securities lending program is suspended as of December 31, 2011. During the years ended and as of December 31, 2011, 2010 and 2009, there were no fixed maturities on loan. Acceptable collateral for this program is U.S. Government securities, U.S. Government Agency securities and cash. The collateral is not restricted. The initial collateral received is 102% of the fair value of the loan, and the collateral is maintaining at 102% of the fair value of the loan. The separate account of the Company does not participate in any securities lending program.

Investments in Entities Exceeding 10% of Capital and Surplus

At December 31, 2011 there were no investments in entities other than obligations of the U.S. Government and federally sponsored government agencies and authorities which exceeded 10% of total capital and surplus.

(Continued)

21

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

(3) Reserves

The composition of aggregate reserves for life policies, annuity contracts, and supplementary contracts with life contingencies at December 31 was as follows:

	Aggregate reserves		Mortality table	Interest rates
	2011	2010
Life	$854,211	$828,799	1980 CSO	4.0-6.0%
	1,287	1,313	1958 CET	2.5-4.5
	139,467	143,089	1958 CSO	2.5-4.5
	106,439	91,864	Various	2.5-5.5
	5,893	6,209	1941 CSO	2.5-3.0

Annuity	1,637,747	1,524,795	1971 IAM	3.0-5.5
	62,896	64,981	a-1949	3.0-5.5
	811	878	1937 SAT	3.0
	182	134	MGDB
	894,244	697,821	a-2000	1.25-5.0
	180,177	166,501	1983a	3.0-4.5

Supplementary contract with life contingencies	31,955	34,971	1983a	6.25-11.0
	75,625	69,386	a-2000	5.00-7.0
	786	1,005	1971 IAM	4.5-11.25
	121	152	1937 SAT	3.5

Total	$3,991,841	$3,631,898

(Continued)

22

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

Analysis of Annuity Reserves and Deposit Liabilities by Withdrawal Characteristics

	2011		2010
	Amount	% of Total	Amount	% of Total
Subject to discretionary withdrawal

With fair value adjustment	$51,362	1%	$45,321	1%
At book value less current surrender charge of 5% or more	1,401,012	33%	1,311,736	33%
At fair value	1,261,686	30%	1,362,110	33%

Total with adjustment or at fair value	2,714,060		2,719,167

At book value without adjustment (minimal or no charge or adjustment)	1,421,268	33%	1,209,467	30%
Not subject to discretionary withdrawal	109,210	3%	105,515	3%

Total (gross)	4,244,538	100%	4,034,149	100%

Reinsurance ceded	37		36

Total (net)*	$4,244,501		$4,034,113

*	Reconciliation of total annuity actuarial reserves and deposit fund liabilities.

	2011	2010
Life & Accident & Health Annual Statement:

Exhibit 5, Annuities Section, Total (net)	$2,776,057	$2,455,110
Exhibit 5, Supplementary Contracts with Life Contingencies Section, Total (net)	108,487	105,514
Exhibit 7, Deposit-type Contracts, Line 14, Column 1	98,271	111,379

Subtotal	2,982,815	2,672,003

Separate Accounts Annual Statement:

Exhibit 3, Line 0299999, Column 2	1,259,109	1,359,224
Exhibit 3, Line 0399999, Column 2	2,577	2,886

Subtotal	1,261,686	1,362,110

Combined Total	$4,244,501	$4,034,113

(Continued)

23

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

Policy reserves for losses for accident and health contracts are estimated by the Company’s valuation actuary using statistical claim development models to develop best estimates of liabilities for medical expense business and using tabular reserves employing mortality/morbidity tables and discount rates specified by regulatory authorities for disability income business.

Aggregate reserves for accident and health policies include the present value of amounts not yet due on existing claims and unearned premiums at December 31 as follows:

	Aggregate reserves
	2011	2010
Present value of amounts not yet due on claims (3% interest rate)	$4,758	$4,866
Additional contract reserves	96	127
Unearned premiums and other	109	120

Aggregate accident and health reserves	$4,963	$5,113

Unpaid Benefits

Unpaid benefits consists of case basis reserves and estimates of losses incurred but not reported. Estimates for losses incurred but not reported are based on prior experience modified for current trends.

Accident and health claim reserves and liabilities include the following:

	2011	2010
Aggregate reserves for accident and health	$4,963	$5,113
Unpaid benefits for accident and health	175	185
Less: Additional contract reserves	(96)	(127)
Unearned premiums and other	(109)	(120)

Accident and health claim reserves and liabilities	$4,933	$5,051

(Continued)

24

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

The following table sets forth an analysis of accident and health claim reserves and liabilities and provides a reconciliation of beginning and ending reserves for the periods indicated.

	2011	2010	2009
Net balance at January 1	$5,051	$5,685	$6,184

Incurred related to:
Current year	1,593	1,651	1,759
Prior years	58	(405)	(140)

Total incurred	1,651	1,246	1,619

Paid related to:
Current year	504	438	508
Prior years	1,265	1,442	1,610

Total paid	1,769	1,880	2,118

Net balance at December 31	$4,933	$5,051	$5,685

As a result of changes in estimates of claims incurred in prior years, the accident and health claims and claim adjustment expenses incurred increased by $58, decreased by $405, and decreased by $140 in 2011, 2010 and 2009, respectively. These changes in estimates are the result of normal reserve development inherent in the uncertainty of establishing the liability for unpaid accident and health claims and claim and loss adjustment expenses.

(4) Related Party Transactions

The Company has common management and shares office facilities with HMEC and other affiliates and is a party to several intercompany service agreements. Under these agreements, the Company paid $107,052, $90,613, and $102,178 for management, administrative, data processing, commissions and agency services, utilization of personnel, and investment advisory services in 2011, 2010 and 2009, respectively. The Company holds a mortgage loan on the home office property from HMSC in the amount of $12,491 and $12,809 as of December 31, 2011 and 2010, respectively.

The Company had a net balance payable to affiliates of $491 and a net balance receivable from affiliates of $1,231 at December 31, 2011 and 2010, respectively.

ELICA reinsures all of the Company’s life insurance business in the state of Arizona. Effective January 1, 2001, ELICA also assumed a small block of Florida whole life business from the Company (see note 9).

The Company has no common stock investments in any upstream companies or affiliates.

(Continued)

25

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

(5) Federal Income Taxes

The Company adopted SSAP 10R, Income Taxes Revised, a Temporary Replacement of SSAP 10 effective December 31, 2009. The net deferred tax asset (liability) at December 31 and the change from the prior year are comprised of the following components:

	2011			2010			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Gross deferred tax assets	$40,882	$4,168	$45,050	$43,136	$3,964	$47,100	$(2,254)	$204	$(2,050)
Statutory valuation allowance	—	—	—	—	—	—	—	—	—

Adjusted gross deferred tax assets	40,882	4,168	45,050	43,136	3,964	47,100	(2,254)	204	(2,050)
Deferred tax liabilities	30,210	1,420	31,630	27,707	—	27,707	2,503	1,420	3,923

Net deferred tax asset (liability)	10,672	2,748	13,420	15,429	3,964	19,393	(4,757)	(1,216)	(5,973)
Deferred tax assets nonadmitted	235	2,748	2,983	4,115	3,964	8,079	(3,880)	(1,216)	(5,096)

Admitted deferred tax asset (liability)	$10,437	$—	$10,437	$11,314	$—	$11,314	$(877)	$—	$(877)

The Company has elected to admit deferred tax assets (DTAs) pursuant to paragraph 10e of SSAP 10R for the years ended December 31, 2011 and December 31, 2010.

The amount of adjusted gross deferred tax assets admitted under each component of SSAP 10R was as follows:

	2011			2010			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
SSAP No. 10R, Paragraphs 10a, 10b, and 10c:
Paragraph 10a	$4,820	$—	$4,820	$3,955	$—	$3,955	$865	$—	$865
Paragraph 10b (the lesser of 10bi and 10bii below)	—	—	—	—	—	—	—	—
Paragraph 10bi	—	—	—	—	—	—	—	—
Paragraph 10bii	—	—	32,634	—	—	31,783	—	—	851
Paragraph 10c	30,210	1,420	31,630	27,707	—	27,707	2,503	1,420	3,923

Total	$35,030	$1,420	$36,450	31,662	$—	$31,662	$3,368	$1,420	$4,788
SSAP No. 10R Paragraph 10e:
Paragraph 10ei	$10,437	$—	$10,437	$11,314	$—	$11,314	$(877)	$—	$(877)
Paragraph 10eii The lesser of 10eiia and 10eiib below)	—	—	—	—	—	—	—	—	—
Paragraph 10eiia	—	—	—	—	—	—	—	—	—
Paragraph 10eiib	—	—	48,023	—	—	46,434	—	—	1,589
Paragraph 10eiii	30,210	1,420	31,630	27,707	—	27,707	2,503	1,420	3,923

Total	$40,647	$1,420	$42,067	$39,021	$—	$39,021	$1,626	$1,420	$3,046

The Company’s risk-based capital level used for purposes of paragraph 10d

Total adjusted capital			$348,518			$320,899			$27,619
Authorized control level			$35,060			$32,178			$2,882

(Continued)

26

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

The amount of admitted DTAs, admitted assets, statutory surplus and total adjusted capital in the risk based capital calculation and the increased amount of DTAs, admitted assets and surplus as the result of the application of paragraph 10e:

	2011			2010			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
SSAP 10R, Paragraphs 10a, 10b and 10c

Admitted Deferred Tax Assets	$4,820	$—	$4,820	$3,955	$—	$3,955	$865	$—	$865
Admitted Assets	—	—	5,811,616	—	—	5,547,102	—	—	264,514
Adjusted Statutory Surplus	—	—	334,065	—	—	315,504	—	—	18,561
Total Adjusted Capital from DTA	$—	$—	$4,820	$—	$—	$3,955	$—	$—	$865

Increase due to SSAP 10R, Paragraphs 10e

Admitted Deferred Tax Assets	$5,617	$—	$5,617	$7,359	$—	$7,359	$(1,742)	$—	$(1,742)
Admitted Assets	5,617	—	5,617	7,359	—	7,359	(1,742)	—	(1,742)
Adjusted Statutory Surplus	$5,617	$—	$5,617	$7,359	$—	$7,359	$(1,742)	$—	$(1,742)

The Company did not utilize tax planning strategies in determining the amount of adjusted gross and net admitted deferred tax assets. At December 31, 2011, the Company had no temporary differences for which deferred tax liabilities were not recognized. The Company had no unrecognized deferred tax liabilities related to investments in foreign subsidiaries at December 31, 2011.

(Continued)

27

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

Current and deferred income taxes incurred consist of the following major components:

	2011	2010	2009
Federal	$12,085	$10,794	$12,745
Foreign	—	—	—

Subtotal	12,085	10,794	12,745
Federal income tax on net capital gains	9,377	1,434	4,106
Utilization of capital loss carry-forwards	—	—	—
Other	—	—	—

Federal and Foreign income taxes incurred	$21,462	$12,228	$16,851

Deferred income tax assets and liabilities consist of the following major components:

	2011	2010	Change
Deferred tax assets:
Ordinary:
Policyholder reserves	$26,278	$27,396	$(1,118)
Investments	—	—	—
Deferred acquisition costs	10,146	9,893	253
Policyholder dividend accrual	—	—	—
Fixed assets	—	—	—
Compensation and benefit accrual	3,905	4,545	(640)
Pension accrual	469	886	(417)
Receivables — nonadmitted	84	75	9
Net operating loss carry-forward	—	—	—
Tax credit carry-forward	—	—	—
Other	—	341	(341)

Subtotal	40,882	43,136	(2,254)
Statutory Valuation allowance	—	—	—
Nonadmitted deferred tax assets	235	4,115	(3,880)

Admitted ordinary deferred tax assets	$40,647	$39,021	$1,626

Capital:
Investments	$4,168	$3,964	$204
Net capital loss carry-forward	—	—	—
Real estate	—	—	—
Other	—	—	—

Subtotal	4,168	3,964	204
Statutory valuation allowance	—	—	—
Nonadmitted deferred tax assets	2,748	3,964	(1,216)

Admitted capital deferred tax assets	1,420	—	1,420

Admitted deferred tax assets	$42,067	$39,021	$3,046

(Continued)

28

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

	2011	2010	Change
Deferred tax liabilities:
Ordinary:
Investments	$11,615	$8,934	$2,681
Fixed assets	923	723	200
Deferred and uncollected premium	16,630	16,639	(9)
Policyholder reserves	1,042	1,410	(368)
Other	—	1	(1)

Total ordinary deferred tax liabilities	30,210	27,707	2,503

Capital:
Investments	1,420	—	1,420
Real estate	—	—	—
Other	—	—	—

Total capital deferred tax liabilities	1,420	—	1,420

Total deferred tax liabilities	31,630	27,707	3,923

Net deferred tax asset (liability)	$10,437	$11,314	$(877)

The Company’s income tax incurred and change in deferred income tax differs from the amount obtained by applying the federal statutory rate of 35% to income before income taxes as follows:

	2011	2010	2009
Current income taxes incurred	$21,462	$12,228	$16,851
Change in deferred income tax	5,973	11,015	9,536
Less change in deferred tax on unrealized gains and losses	328	—	—

Total income tax reported	27,763	23,243	26,387

Income before taxes	91,684	78,375	79,635
	35%	35%	35%

Expected Income tax expense (benefit) at 35% statutory rate	32,089	27,431	27,872

Increase (decrease) in actual tax reported resulting from:
Dividends received deduction	(1,762)	(1,359)	(804)
Nondeductible compensation for accruals	335	119	169
Tax adjustment for IMR	(2,116)	(1,712)	(910)
Deferred tax benefit on nonadmitted asset	(9)	(16)	10
Resolution of contingent tax liabilities	—	(1,351)	—
Return to provision	(654)	70	(14)
Other	(120)	61	64

Total income tax reported	$27,763	$23,243	$26,387

(Continued)

29

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

As of December 31, 2011, the Company had no unused net operating loss or capital loss carryforwards available to offset future taxable income.

The amount of federal income taxes incurred that are available for recoupment in the event of future net losses are:

Year	Ordinary	Capital	Total
2011	$13,886	$9,421	$23,307
2010	$11,929	$1,460	$13,389
2009	$10,809	$4,077	$14,886

As of December 31, 2011, the Company had no deposits reported as admitted assets under Section 6603 of the Internal Revenue Code.

At December 31, 2011, the Company had federal income tax returns for the 2007 through 2011 tax years open and subject to adjustment upon examination by taxing authorities. In 2011, the Internal Revenue Service (“IRS”) completed an examination of tax returns through 2009 resulting in additional tax expense of $63.

In 2010, the IRS published guidance regarding separate account (variable annuity) dividends received deduction for life insurance companies in which they advised (1) they would concede appeals related to the issue and not raise the issue on audit unless the taxpayer changed its methodology for computing the deduction, and (2) any change in law regarding this deduction would be effective prospectively. As a result, the Company believes this issue is no longer uncertain and recorded a reduction of $1,335, including interest in 2010, in uncertain tax position liability related to the separate account dividends received deduction.

The Company records liabilities for potential tax contingencies where it is not probable that the position will be sustainable upon audit by taxing authorities. These liabilities are reevaluated routinely and are adjusted appropriately based upon change in facts or law. The company has no unrecorded tax contingencies.

A reconciliation of the beginning and ending amount of tax contingencies is as follows:

	2011	2010
Balance as of the beginning of the year	$—	$1,211
Additions based on tax contingencies related to the current year	—	—
Reductions for tax positions for prior years	—	(1,211)

Balance as of the end of the year	$—	$—

All of the liability for tax contingencies would affect income tax incurred if not realized. There are no contingencies for which it is reasonably possible the total tax contingency will significantly increase or decrease within the next 12 months.

(Continued)

30

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

The Company classifies all interest and penalties as income tax expense. For the year ended December 31, 2011, the Company released previous provisions for interest and penalties resulting in a benefit of $279 ($181 net of tax benefits). For the years ended 2010 and 2009, the expense for interest and penalties was $28 ($18 net of tax benefit) and $82 ($53 net of tax), respectively. The Company has recorded $3 and $269 in gross liabilities for tax related interest and penalties on its Statutory Statement of Admitted Assets, Liabilities and Capital and Surplus at December 31, 2011 and 2010, respectively.

(6) Restrictions of Surplus

The amount of dividends which can be paid by Illinois insurance companies without prior approval of the State Insurance Commissioner is subject to restrictions relating to profitability and statutory surplus. Dividends which may be paid to the Parent Company during 2012 without prior approval are approximately $53,700. Ordinary dividends of $26,000, $30,000 and $6,000 were paid in 2011, 2010 and 2009, respectively.

(7) Fair Value of Financial Instruments

The Company’s financial assets and financial liabilities measured and reported at fair value have been classified, for disclosure purposes, in accordance with SSAP 100, Fair Value Measurements. SSAP 100 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

The Company has categorized its assets and liabilities that are measured and reported at fair value into the three-level fair value hierarchy as reflected in the table below. The three-level fair value hierarchy is based on the degree of subjectivity inherent in the valuation method by which fair value was determined. The three levels are defined as follows.

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities. Level 1 assets and liabilities include debt and equity securities (both common stock and preferred stock) that are traded in an active exchange market.

Level 2	Unadjusted observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for the assets or liabilities. Level 2 assets and liabilities include debt and equity securities with quoted prices that are traded less frequently than exchange-traded instruments.

Level 3	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation. This category generally includes certain private debt and equity investments.

(Continued)

31

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

December 31, 2011

Description	Level 1	Level 2	Level 3	Total
a.Assets measured at fair value:
Bonds
Industrial and Misc.	—	495	—	495

Total Bonds	$—	$495	$—	$495
Common Stock
Industrial and Misc.	5	—	—	5

Total Common Stock	$5	$—	$—	$5

Separate Account Assets	$—	$1,273,764	$—	$1,273,764

Total assets at fair value	$5	$1,274,259	$—	$1,274,264

b.Liabilities at fair value:

Separate Account Liabilities	$—	$1,273,764	$—	$1,273,764

Total liabilities at fair value	$—	$1,273,764	$—	$1,273,764

December 31, 2010

Description	Level 1	Level 2	Level 3	Total
a.Assets measured at fair value:
Bonds
Industrial and Misc.	—	1,441	—	1,441

Total Bonds	$—	$1,441	$—	$1,441
Common Stock
Industrial and Misc.	41	—	—	41

Total Common Stock	$41	$—	$—	$41

Separate Account Assets	$—	$1,375,656	$—	$1,375,656

Total assets at fair value	$41	$1,377,097	$—	$1,377,138

b.Liabilities at fair value:

Separate Account Liabilities	$—	$1,375,656	$—	$1,375,656

Total liabilities at fair value	$—	$1,375,656	$—	$1,375,656

(Continued)

32

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

At the end of each reporting period, the Company evaluates whether or not any event has occurred or circumstances have changed that would cause an instrument to be transferred into or out of Level 3. There were no transfers of assets at fair value recorded in or out of Level 3 or between levels during the years ended December 31, 2011 and 2010.

Investments in debt and equity securities are carried at NAIC supplied prices, whenever available. When a price for a security is not available through the NAIC, the Company obtains the price from its custodian bank or investment managers.

For debt securities, each month the Company obtains prices from its investment managers and custodian bank. Fair values for the Company’s debt securities are based primarily on prices provided by its investment managers and sometimes by its custodian bank. The prices from the custodian bank are compared to prices from the investment managers. Differences in prices between the sources that the Company considers significant are researched and the Company utilizes the price that it considers most representative of an exit price. Both the investment managers and the custodian bank use a variety of independent, nationally recognized pricing sources to determine market valuations. Each designate specific pricing services or indexes for each sector of the market based upon the provider’s expertise. Typical inputs used by these pricing sources include, but are not limited to, reported trades, benchmark yield curves, benchmarking of like securities, sector groupings, matrix pricing, issuer spreads, bids, offers, and/or estimated cash flows and prepayment speeds.

When the pricing sources cannot provide fair value determinations, the Company obtains non-binding price quotes from broker-dealers. The broker-dealer’s valuation methodology is sometimes matrix-based, using indicative evaluation measures and adjustments for specific security characteristics and market sentiment. The market inputs utilized in the evaluation measures and adjustments include: benchmark yield curves, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, reference data, and industry and economic events. The extent of the use of each market input depends on the market sector and the market conditions. Depending on the security, the priority of the use of inputs may change or some market inputs may not be relevant. For some securities, additional inputs may be necessary.

The Company analyzes price and market valuations received to verify reasonableness, to understand the key assumptions used and their sources, to conclude the prices obtained are appropriate, and to determine an appropriate fair value hierarchy level based upon trading activity and the observability of market inputs. Based on this evaluation and investment class analysis, each price is classified into Level 1, 2, or 3. The Company has in place certain control processes to determine the reasonableness of the financial asset fair values. These processes are designed to ensure the values received are accurately recorded and that the data inputs and valuation techniques utilized are appropriate, consistently applied, and that the assumptions are reasonable and consistent with the objective of determining fair value. For example, on a continuing basis, the Company assesses the reasonableness of individual security values received from pricing sources that vary from certain thresholds. Historically, the control processes have not resulted in adjustments to the valuations provided by pricing sources. The Company’s debt securities portfolio is primarily publicly traded, which allows for a high percentage of the portfolio to be priced through pricing services. The remainder of the portfolio was priced by broker-dealers or pricing models. When non-binding broker-dealer quotes could be corroborated by comparison to other vendor quotes, pricing models or analysis, the

(Continued)

33

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

securities were generally classified as Level 2. There were no significant changes to the valuation process during 2011.

Fair values of common stocks have been derived from the NAIC Valuation of Securities Manual for securities listed. When the NAIC fair value is not available, common stocks are valued by using non-binding broker quotes or through the use of pricing models or analysis that is based on market information regarding interest rates, credit spreads and liquidity. The underlying source data for calculating the matrix of credit spreads relative to the U.S. Treasury curve are nationally recognized indices. These inputs are based on assumptions deemed appropriate given the circumstances and are believed to be consistent with what other market participants would use when pricing such securities. There were no significant changes to the valuation process in 2011.

Fair values of the Separate Account assets are based on public quotations. Investment performance related to these assets is fully offset by corresponding amounts credited to contractholders with the liability reflected within Separate Account liabilities.

Separate Account liabilities are equal to the estimated fair value of Separate Account assets.

There were no significant changes to the valuation process during 2011.

(8) Differences Between U.S. Generally Accepted Accounting Principles and Statutory Accounting Practices

Statutory accounting practices differ in some respects from U.S. generally accepted accounting principles (GAAP). The most significant differences between statutory accounting practices and GAAP are highlighted by the following descriptions of the GAAP treatment:

(a)	Aggregate reserves for future life benefits are computed on the net level premium method using estimates of future investment yield, mortality, and withdrawal.

(b)	Aggregate reserve for annuity contracts are carried at accumulated policyholder values without reduction for potential surrender or withdrawal charges.

(c)	Annuity considerations and other fund deposits are reflected as deposits rather than revenue.

(d)	Acquisition costs are deferred and amortized in proportion to anticipated premiums over the terms of the insurance policies (10, 15, 20 and 30 years) for individual life contracts and amortized over 20 years in proportion to estimated gross profits for interest-sensitive life and investment (annuity) contracts.

(e)	Non-admitted assets are restored to the balance sheet less applicable allowance accounts.

(f)	Asset valuation and interest maintenance reserves are not provided.

(g)	The assets and liabilities are revalued as of the date of acquisition of HMEC and its subsidiaries in August, 1989.

(Continued)

34

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

(h)	Realized investment gains (losses) resulting from changes in interest rates are recognized in operations when the related security is sold.

(i)	Reinsurance ceded credits are recognized as assets in GAAP basis financial statements.

(j)	Fixed maturity investments (bonds) are categorized as available for sale. Such investments are carried at fair value with changes in fair value charged or credited to shareholder’s equity, net of deferred income taxes and the amortization of capitalized acquisition costs.

(k)	The statement of cash flows is presented in a format as prescribed by ASC 230.

(l)	A statement of comprehensive income (loss) is required.

(m)	Changes in the balances of DTAs and DTLs result in increases or decreases of operations under GAAP.

(n)	Deferred premium assets are not provided.

(o)	Tax liabilities are recorded only if it is more likely than not the position will not be sustainable upon audit by taxing authorities.

(p)	Policy and contract fees are recognized through the statements of operations when due. Under GAAP, these amounts are reported as unearned revenue and are recognized in income over the period in which the services are provided.

The aggregate effect of the foregoing differences has not been determined separately for the Company, but is presumed to be material.

(9) Reinsurance

The Company cedes reinsurance primarily to limit losses from large exposures and to permit recovery of a portion of direct losses; however, such a transfer does not relieve the Company of its primary obligation to the policyholders.

(Continued)

35

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

Information with respect to reinsurance ceded and assumed by the Company is set forth below.

	2011	2010	2009
Direct life insurance premiums	$99,408	$99,868	$100,374
Life insurance premiums ceded:
To ELICA	1,301	1,469	1,469
Other	3,918	3,901	3,699

Net life insurance premiums as reported	94,189	94,498	95,206

Life insurance reserves ceded:
To ELICA	14,725	14,499	14,110
To other companies	5,603	5,073	4,828
Accident and health premiums ceded:
To other companies	1,502	1,664	1,771
Amounts recoverable from reinsurers on paid losses	578	343	493

The maximum amount of direct individual ordinary insurance retained on any standard life is $200 and a maximum of $100 or $125 is retained on each group life policy depending on the type of coverage. Amounts in excess of the retained portion are ceded on a yearly renewable term basis of reinsurance. The Company also maintains a life catastrophe reinsurance program. Through December 31, 2009, the Company reinsured 100% of the catastrophe risk in excess of $1,000 up to $15,000 per occurrence, with one reinstatement. Effective January 1, 2010, the Company reinsured 100% of the catastrophe risk in excess of $1,000 up to $25,000 per occurrence, with one reinstatement. The Company’s catastrophe risk reinsurance program covers acts of terrorism and includes nuclear, biological and chemical explosions but excludes other acts of war. The Company has a quota share reinsurance agreement with Hartford Life and Accident Insurance Company and cedes 50% of the Company’s group disability income policies.

The Company has taken $3,726 of reinsurance credits for reinsurance contracts that the reinsurer may unilaterally cancel. No aggregate reduction in surplus would be anticipated upon the cancellation of the contracts. The Company has no reinsurance agreements in effect such that the amount of losses paid through the statement date would result in a payment to the reinsurer that in the aggregate exceeds the total direct premium collected under the reinsured policies. No new reinsurance agreements have been executed or amended since January 1, 2011, to include policies or contracts which were in-force or which had existing reserves established by the Company as of the effective date of the agreement. The Company has no uncollectible reinsurance and there were no commutations of ceded reinsurance during the year.

(Continued)

36

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

(10) Pension Plans and Other Postretirement Benefits

The Company is a member of the Horace Mann group of insurance companies. All the Company’s personnel are employees of HMSC. Salaries, pension and related benefits are allocated to the Company for these services.

Pension Plans

HMSC has the following retirement plans: a defined contribution plan; a 401(k) plan; a defined benefit plan for employees hired on or before December 31, 1998; and certain employees participate in a supplemental defined benefit plan or a supplemental defined contribution plan or both.

After completing the first year of employment, all employees of HMSC participate in the defined contribution plan. Under the defined contribution plan, HMSC makes contributions to each participant’s account based on eligible compensation and years of service. Effective January 1, 2007, participants are 100% vested in this plan after 3 years of service.

All employees of HMSC participate in a 401(k) plan. HMSC contributes 3% of eligible compensation to each employee’s account, which is 100% vested at the time of the contribution. In addition, employees may voluntarily contribute up to 20% of their eligible compensation into their account.

Effective April 1, 2002, participants stopped accruing benefits under the defined benefit and supplemental defined benefit plans but continue to retain the benefits they had accrued to date. Amounts earned under the defined benefit and supplemental defined benefit plans have been based on years of service and the highest 36 consecutive months of earnings while under the plan (through March 31, 2002). Participants were 100% vested in these defined benefit plans effective April 1, 2007.

HMSC’s policy with respect to funding the defined benefit plan is to contribute to the plan trust amounts which are actuarially determined to provide the plan with sufficient assets to meet future benefit payments consistent with the funding requirements of federal laws and regulations. For the defined contribution, 401(k) and defined benefit plans, investments have been set aside in separate trust funds; whereas the supplemental retirement plans are unfunded non-qualified plans.

Employees whose compensation exceeds the limits covered under the qualified plans participate in an unfunded, non-qualified defined contribution plan. HMSC accrues an amount for each participant based on their compensation, years of service and account balance. Participants are 100% vested in this plan after 3 years of service.

The Company has no obligations to current or former employees for benefits after their employment but before their retirement.

Total pension expense allocated to the Company was $4,206, $3,648and $4,215 for 2011, 2010 and 2009, respectively.

(Continued)

37

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

Postemployment Benefits

In addition to providing pension benefits, HMSC also provides certain health care and life insurance benefits to eligible employees. Only employees who were at least age 55 with a minimum of 20 years of service by December 31, 2008 were eligible to continue in this program. Postretirement benefits other than pensions of active and retired employees were accrued as expense over the employees’ service years. The allocated cost of these benefits totaled $(191), $(285) and $(416) for the years ended December 31, 2011, 2010 and 2009, respectively.

Effective January 1, 2007 HMSC eliminated the previous health care benefits for individuals 65 years of age and over and established a Health Reimbursement Account (HRA) for each eligible participant. Health care benefits for eligible retirees under 65 years of age will continue to be provided as a bridge to Medicare eligibility. Eligible participants will receive a one-time credit of $10 to their HRA account to use for covered expenses incurred on or after age 65. As of December 31, 2006, HRA accounts were established for eligible participants and totaled $7,310. As of December 31, 2011, the balance of the HRA accounts was $3,165. Also, the new plan does not provide life insurance benefits to individuals who retired after December 31, 1993.

(11) Variable Annuities Assets and Liabilities Held in Separate Accounts

The Company utilizes separate accounts to record and account for assets and liabilities related to variable annuities invested in various mutual funds. In accordance with the state of Illinois procedures, the variable annuities in the separate account are permitted by code section 215 ILCS 5/245.21.2. As of December 31, 2011 and 2010, all the separate account assets are legally insulated from the Company’s general account claims.

The separate accounts held by the Company relate to individual and group variable annuities of a nonguaranteed return nature and no risk charges have been paid by the separate accounts for guarantees. The net investment experience of the separate accounts is credited directly to the policyholder and can be positive or negative. The assets and liabilities of the separate accounts are carried at fair value. Certain policies provide a guaranteed minimum death benefit, the reserve for which is held in the aggregate reserves of the Company’s general account.

(Continued)

38

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

Information regarding the separate accounts of the Company is as follows:

	Nonguaranteed Separate Accounts	Total
Premiums, considerations or deposits For year ended 12/31/11	$109,260	$109,260

Reserves at 12/31/11 for accounts with assets at:
Fair value	1,261,686	1,261,686
Total reserves	1,261,686	1,261,686

By withdrawal characteristics:
At fair value	1,259,109	1,259,109
Not subject to discretionary withdrawal	2,577	2,577
Total	1,261,686	1,261,686

Reconciliation of transfers to (from) separate account is as follows:

	2011	2010
Transfers to separate accounts	$109,260	$110,598
Transfers from separate accounts	(159,290)	(139,281)

Net transfers from separate accounts	$(50,030)	$(28,683)

(12) Retained Assets

Retained Assets are structured as drafts and are included as “Amounts retained by Company as trustee” in the Statement of Liabilities and Capital and Surplus. Interest rates paid during the year varied from 1.0% to 4.0% per annum. Interest is credited monthly. Fees are not charged on retained asset accounts. The default for settling life claims is full cash settlement. Assets are retained only if the beneficiary selects that option.

Number and balance of retained asset accounts in force at December 31 were as follows:

	2011		2010
	Number	Balance	Number	Balance
Up to and including 12 months	63	$2,302	92	$5,680
13 to 24 months	70	3,144	64	2,953
25 to 36 months	52	2,502	41	1,461
37 to 48 months	28	997	24	855
49 to 60 months	17	570	15	637
Greater than 60 months	180	5,268	182	4,922

TOTAL	410	$14,783	418	$16,508

(Continued)

39

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

The following table provides a reconciliation of beginning and ending retained assets for the year ended December 31, 2011.

	Individual Number	Individual Balance/ Amount	Group Number	Group Balance/ Amount
Number/balance of retained assets at the beginning of the year	416	$16,500	2	$8
Number/amount of retained assets account issued/added during the year	91	6,193	1	13
Investment earnings credited to retained asset accounts during the year	—	260	—	—
Fees and other charges assessed to retained asset accounts during the year	—	—	—	—
Number/amount of retained assets accounts transferred to state unclaimed property fund during the year	10	1	—	—
Number/amount of retained asset accounts closed/withdrawn during the year	87	8,169	3	21

Number/balance of retained asset accounts at the end of the year	410	$14,783	—	$—

(13) Lawsuits and Legal Proceedings

There are various lawsuits and legal proceedings against the Company. Management and legal counsel are of the opinion that the ultimate disposition of such litigation will have no material adverse effect on the Company’s financial position or results of operation.

The Company is subject to guaranty fund and other assessments by the states in which it writes business. Guaranty fund assessments are accrued at the time of insolvencies. Other assessments are accrued either at the time of assessment or in the case of loss based assessments, at the time the losses are incurred.

Extra Contractual Obligations

The Company paid claims-related extra contractual obligations and bad faith losses of $193, $274 and $202 during 2011, 2010 and 2009, respectively. The number of claims paid to settle claims-related extra contractual obligations or bad faith losses resulting from lawsuits was between 51-100 in each of 2011, 2010 and 2009.

(14) Risk-Based Capital

The insurance departments of various states, including the Company’s domiciliary state of Illinois impose risk-based capital (RBC) requirements on insurance enterprises. The RBC calculation serves as a benchmark for the regulation of insurance companies by state insurance regulators. The requirements apply various

(Continued)

40

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

weighted factors to financial balances or activity levels based on their perceived degree of risk.

The RBC guidelines define specific capital levels where regulatory intervention is required based on the ratio of a company’s actual total adjusted capital (sum of capital and surplus and AVR) to control levels determined by the RBC formula. At December 31, 2011, the Company’s actual total adjusted capital was $354,135 and the authorized control level risk-based capital was $35,201.

(15) Risk Disclosures

The Company’s business involves various risks and uncertainties which are based on general business and insurance industry environments. The following are some of the risk factors that could affect the Company:

Investment Risks

The Company’s fixed income portfolio is subject to a number of risks including:

•

market value risk, which is the risk that invested assets will decrease in value due to a change in the yields realized on assets and prevailing market yields for similar assets, an unfavorable change in the liquidity of the investment or an unfavorable change in the financial prospects or a downgrade in the credit rating of the issuer of the investment;

•

credit risk, which is the risk that the value of certain investments becomes impaired due to deterioration in financial condition of one or more issuers of those instruments or the deterioration in performance or credit quality of the underlying collateral of certain structured securities and, ultimately, the risk of permanent loss in the event of default by an issuer or underlying credit;

•

market fundamentals risk, which is the risk that there are changes in the market that can have an unfavorable impact on securities valuation such as availability of credit in the capital markets, re-pricing of credit risk, reduced market liquidity, and increased market volatility;

•	reinvestment risk, which is the risk that interest rates will decline and funds reinvested will earn less than expected;

•

concentration risk, which is the risk that the portfolio may be too heavily concentrated in the securities of one or more issuers, sectors or industries, which could result in a significant decrease in the value of the portfolio in the event of deterioration in the financial condition of those issuers or the market value of their securities;

•

liquidity risk, which is the risk that liabilities are surrendered or mature sooner than anticipated requiring the Company to sell assets at an undesirable time to provide for policyholder surrenders, withdrawals or claims; and

•

regulatory risk, which is the risk that regulatory bodies or governments, in the U.S. or in other countries, may make substantial investments or take significant ownership positions in, or ultimately nationalize, financial institutions or other issuers of securities held in the Company’s investment portfolio, which could adversely impact the seniority or contractual terms of the securities. Regulatory risk could also come from changes in tax laws or bankruptcy laws that would adversely impact the valuation of certain invested assets.

(Continued)

41

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

Interest Rate Risk

Significant changes in interest rates expose the Company to the risk of not earning income or experiencing losses based on the differences between the interest rates earned on investments and the credited interest rates paid on outstanding fixed annuity and interest-sensitive life contracts. Significant changes in interest rates may affect:

•	the unrealized gains and losses in the investment portfolio

•	the book yield of the investment portfolio; and

•	the ability of the Company to maintain appropriate interest rate spreads over the fixed rates guaranteed in their life and annuity products.

Credit Risk

Third parties that owe money, securities or other assets to the Company may not pay or perform their obligations. These parties may include the issuers of securities, customers, reinsurers, and other financial intermediaries

Ratings Risk

Claims-paying ratings and financial strength ratings have become an increasingly important factor in establishing the competitive position of insurance companies. Each rating agency reviews its ratings periodically and from time to time may modify its rating criteria including, among other factors, its expectations regarding capital adequacy, profitability and revenue growth. A downgrade in the ratings or adverse change in the ratings outlook of the Company could result in a substantial loss of business.

Legal/Regulatory Risk

The Company is subject to extensive regulation and supervision designed to protect the interests of policyholders. The ability to comply with laws and regulations, at a reasonable cost, and to obtain necessary regulatory action in a timely manner, is and will continue to be critical. Legal/regulatory risk also includes risks related to market conduct and appropriate product sales to policyholders.

42

HORACE MANN LIFE INSURANCE COMPANY

SUMMARY OF INVESTMENTS — OTHER THAN INVESTMENTS IN RELATED PARTIES — SCHEDULE I

December 31, 2011

(In thousands)

Type of investments	Cost (1)	Statutory Fair Value	Amount shown in Balance Sheet
Debt securities:
Bonds:
U.S. Government and government agencies and authorities	$1,047,533	$1,160,397	$1,047,533
State, municipalities and political subdivisions	638,243	730,037	638,243
Foreign government bonds	42,423	47,406	42,423
Other corporate bonds	2,445,494	2,644,396	2,445,494

Total debt securities	$4,173,693	$4,582,236	$4,173,693

Equity securities:
Preferred stocks:
Industrial and miscellaneous	$20,824	$—	$20,824
Common stocks	5	—	5

Total equity securities	$20,829	$—	20,829

Mortgage loans on real estate	12,598	XXX	12,598
Real estate	—	XXX	—
Contract loans	128,354	XXX	128,354
Cash and short-term investments	56,894	XXX	56,894
Receivable for securities	67	XXX	67
Other investments	26,042	XXX	26,042

Total investments	$4,418,477		$4,418,477

(1)	Debt securities are carried at amortized cost or investment values prescribed by the National Association of Insurance Commissioners.

Real estate acquired in satisfaction of indebtedness is $0.

See accompanying independent auditors’ report.

43

HORACE MANN LIFE INSURANCE COMPANY

SUPPLEMENTARY INSURANCE INFORMATION — SCHEDULE III

For the years ended December 31, 2011, 2010, and 2009

(In thousands)

	As of December 31,				For the years ended December 31,
Segment	Deferred policy acquisition cost (1)	Future policy benefits losses, claims and loss expenses (3)	Unearned premiums (3)	Other policy claims and benefits Payable (3)	Premium revenue and annuity, pension and other contract considerations	Net investment income	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs (1)	Other operating expenses	Premiums written (2)
2011:
Life		$1,114,115	$—	$3,025	$94,189	$68,229	$106,994		$35,640
Annuity		2,781,911	—	432	433,407	169,240	533,965		53,599
Supplementary Contracts		108,555	—	95,479	10,372	13,569	20,163		2,060
Accident and Health		5,029	109	32	3,113	515	1,609		2,188

Total		$4,009,610	$109	$98,968	$541,081	$251,553	$662,731		$93,487

2010:
Life		$1,077,676	$—	$3,091	$94,498	$67,289	$105,065		$36,765
Annuity		2,462,114	—	—	395,469	153,613	486,203		49,535
Supplementary Contracts		105,655	—	108,925	9,147	14,273	19,621		2,088
Accident and Health		5,177	120	20	3,451	564	1,185		2,167

Total		$3,650,622	$120	$112,036	$502,565	$235,739	$612,074		$90,555

2009:
Life		1,040,480	$—	$3,208	$95,206	$62,538	$102,840		$37,644
Annuity		2,221,416	—	—	349,804	135,393	429,230		46,700
Supplementary Contracts		103,579	—	113,588	4,397	14,290	14,362		2,267
Accident and Health		5,857	135	38	3,677	574	1,543		2,265

Total		$3,371,332	$135	$116,834	$453,084	$212,795	$547,975		$88,876

(1)	Does not apply to financial statements of life insurance companies which are prepared on a statutory basis.

(2)	Does not apply to life insurance.

(3)	Advance premiums and other deposit funds are included in other policy claims and benefits payable.

See accompanying independent auditors’ report.

44

HORACE MANN LIFE INSURANCE COMPANY

REINSURANCE — SCHEDULE IV

For the years ended December 31, 2011, 2010 and 2009

(In thousands)

	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2011: Life insurance in force	$14,161,408	$2,998,700	$—	$11,162,708	0.0%

Premiums and annuity, pension and other contract considerations:
Life insurance	$99,408	$5,219	$—	$94,189	0.0%
Annuity	433,407	—	—	433,407	0.0%
Supplementary contracts	10,372	—	—	10,372	0.0%
Accident and health	4,615	1,502	—	3,113	0.0%

Total premiums	$547,802	$6,721	—	$541,081	0.0%

2010: Life insurance in force	$13,939,851	$2,711,696	$—	$11,228,155	0.0%

Premiums and annuity, pension and other contract considerations:
Life insurance	$99,868	$5,370	$—	$94,498	0.0%
Annuity	395,469	—	—	395,469	0.0%
Supplementary contracts	9,147	—	—	9,147	0.0%
Accident and health	5,115	1,664	—	3,451	0.0%

Total premiums	$509,599	$7,034	$—	$502,565	0.0%

2009: Life insurance in force	$13,761,252	$2,554,621	$—	$11,206,631	0.0%

Premiums and annuity, pension and other contract considerations:
Life insurance	$100,374	$5,168	$—	$95,206	0.0%
Annuity	349,804	—	—	349,804	0.0%
Supplementary contracts	4,397	—	—	4,397	0.0%
Accident and health	5,448	1,771	—	3,677	0.0%

Total premiums	$460,023	$6,939	$—	$453,084	0.0%

See accompanying independent auditors’ report.

45

PART C: OTHER INFORMATION

HORACE MANN LIFE INSURANCE COMPANY

QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT

Item 24. Financial Statements and Exhibits

(a) Financial Statements

The following financial statements are included in Part B hereof.

Horace Mann Life Insurance Company Qualified Group Annuity Separate Account

-Report of Independent Registered Public Accounting Firm, dated April 30, 2012

-Statements of Net Assets — December 31, 2011

-Statements of Operations — For the Year Ended December 31, 2011

-Statements of Changes in Net Assets For the Year Ended December 31, 2011

-Statements of Changes in Net Assets For the Year Ended December 31, 2010

-Notes to Financial Statements — December 31, 2011

Horace Mann Life Insurance Company

-Report of Independent Registered Public Accounting Firm, dated, April 30, 2012

-Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus — As of December 31, 2011 and 2010

-Statutory Statements of Operations — For the Years Ended December 31, 2011, 2010 and 2009

-Statutory Statements of Capital and Surplus — For the Years Ended December 31, 2011, 2010 and 2009

-Statutory Statements of Cash Flow — For the Years Ended December 31, 2011, 2010 and 2009

-Notes to Statutory Financial Statements — December 31, 2011, 2010 and 2009

(b) Exhibits

(1)	Resolution of Board of Directors (3)

(2)	Agreements for Custody Not Applicable

(3)	Underwriting Agreement (4)

(4)	(a) Form of Group Variable Annuity Contract (3)

(b) Form of Certificate (3)

(5)	Form of Application/Enrollment Form (3)

(6)	Certificate of Incorporation and Bylaws (2)

(7)	Contract of Reinsurance Not Applicable

(8)	Other Contracts Not Applicable

(9)	Opinion and Consent of Counsel (1)

(10)	Independent Registered Public Accounting Firm Consent (1)

(11)	Financial Statement Schedules for Horace Mann Life Insurance Company and the Independent Registered Public Accounting Firm’s Report Thereon (1)

(12)	Agreement regarding initial capital Not Applicable

(1)	Filed herewith.

(2)	Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement for Horace Mann Life Insurance Company Separate Account, dated February 14, 2006 (File Nos. 333-129284 and 811-1343).

(3)	Incorporated by reference to Initial Registration to Form N-4 Registration Statement for Horace Mann Life Insurance Company Qualified Group Annuity Separate Account, dated October 31, 2006 (File Nos. 333-138322 and 811-21974).

(4)	Incorporated by reference to Pre-Effective Amendment No 1 to Form N-4 Registration Statement for Horace Mann Life Insurance Company Qualified Group Annuity Separate Account, dated March 14, 2007 (File Nos. 333-138322 and 811-21974).

Item 25. Directors and Officers of the Depositor

The directors and officers of Horace Mann Life Insurance Company, who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant, are listed below. Their principal business address is One Horace Mann Plaza, Springfield, Illinois 62715.

Name	Position and Office with Depositor

Peter H. Heckman	Director, President & Chief Executive Officer

Ann M. Caparros	Director, General Counsel, Corporate Secretary & Chief Compliance Officer

Dwayne D. Hallman	Director, Executive Vice President, &Chief Financial Officer

Paul D. Andrews	Director & Senior Vice President

Angela S. Christian	Vice President & Treasurer

Matthew P. Sharpe	Director & Executive Vice President

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

Horace Mann Educators Corporation is a publicly held company.

The Registrant is a separate account of Horace Mann Life Insurance Company. Horace Mann Life Insurance Company (an Illinois Corporation) is a wholly owned subsidiary of Educators Life Insurance Company of America (an Illinois Corporation). Educators Life Insurance Company of America and Horace Mann Investors, Inc. (a Maryland Corporation), principal underwriter of the Registrant, are wholly- owned subsidiaries of Horace Mann Educators Corporation (a Delaware Corporation), a publicly held corporation.

Item 27. Number of Certificate Owners

As of March 30, 2012, the number of Certificate Owners of Horace Mann Life Insurance Company Qualified Group Annuity Separate Account was 5,743, of which all were qualified Certificate Owners.

Item 28. Indemnification

According to Section 21 of the Distribution Agreement, Horace Mann Life Insurance Company agrees to indemnify Horace Mann Investors, Inc. for any liability Horace Mann Investors, Inc. may incur to a Participant or party-in-interest under a Certificate (i) arising out of any act or omission in the course of, or in connection with, rendering services under the Distribution Agreement, or (ii) arising out of the purchase, retention or surrender of a Certificate; provided however that Horace Mann Life Insurance Company will not indemnify Horace Mann Investors, Inc. for any such liability that results from the willful misfeasance, bad faith or gross negligence of Horace Mann Investors, Inc., or from the reckless disregard, by Horace Mann Investors, Inc., of its duties and obligations arising under the Distribution Agreement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the Act, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

(a) Horace Mann Investors, Inc., the underwriter of Horace Mann Life Insurance Company Qualified Group Annuity Separate Account, acts as principal underwriter for Horace Mann Life Insurance Company Separate Account, Horace Mann Life Insurance Company Separate Account B, Horace Mann Life Insurance Group Annuity Separate Account and Horace Mann Life Insurance Company Allegiance Separate Account A.

(b) The following are the directors and officers of Horace Mann Investors, Inc. Their principal business address is One Horace Mann Plaza, Springfield, Illinois 62715.

Name	Position with Underwriter

Joseph D. Terry	Director, President & Chief Executive Officer

Norman R. Sherman	Chief Compliance Officer

Kimberly A. Johnson	Chief Financial Operations Officer

Matthew P. Sharpe	Director & Chairman

Diane M. Barnett	Tax Compliance Officer

Angela S. Christian	Treasurer

Bret A. Conklin	Controller

Ann M. Caparros	Director

Elizabeth E. Arthur	Secretary

(c) The following is a listing of the commissions and other compensation received by the principal underwriter from the Registrant, Horace Mann Life Insurance Company Separate Account, Horace Mann Life Insurance Company Separate Account B, Horace Mann Life Insurance Company Allegiance Separate Account A, and Horace Mann Life Insurance Group Annuity Separate Account during the fiscal year ended December 31, 2011:

Name of Principal Underwriter	Net Underwriting Discounts and Commission	Compensation on Redemption	Brokerage Commission	Compensation

Horace Mann Investors, Inc.	$6,738,537	N/A	N/A	N/A

Item 30. Location of Accounts and Records

Horace Mann Investors, Inc., underwriter of the Registrant, is located at One Horace Mann Plaza, Springfield, Illinois 62715. It maintains those accounts and records associated with its duties as underwriter required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

Horace Mann Life Insurance Company, the depositor, is located at One Horace Mann Plaza, Springfield, Illinois 62715. It maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder that are not maintained by Horace Mann Investors, Inc.

Item 31. Management Services

Not applicable.

Item 32. Undertakings

(a) Horace Mann Life Insurance Company and the Registrant are relying on a no-action letter from the Securities and Exchange Commission that was issued to the American Council of Life Insurance and made publicly available on November 28, 1988. That letter outlines conditions that must be met if a company offering registered annuity contracts imposes the limitations on surrenders and withdrawals on Section 403(b) contracts as required by the Internal Revenue Code. Horace Mann Life Insurance Company and the Registrant are in compliance with the conditions of that no-action letter.

(b) Horace Mann Life Insurance Company represents that the fees and charges deducted under the Group Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

(c) The Registrant undertakes to file a post-effective amendment to its registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the Group Contract may be accepted.

(d) The Registrant undertakes to include either (1) as part of any application to purchase a Certificate issued under the Group Contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(e) The Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written request.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that this Amendment to the Registration Statement meets the requirements of Securities Act Rule 485(b) for effectiveness and has duly caused this Registration Statement to be signed on its behalf in the City of Springfield, and State of Illinois, on this 27th day of April, 2012.

BY: HORACE MANN LIFE INSURANCE COMPANY QUALIFIED GROUP

ANNUITY SEPARATE ACCOUNT

(Registrant)

By: Horace Mann Life Insurance Company

(Depositor)

Attest:	/s/ ANN M. CAPARROS	By:	/s/ PETER H. HECKMAN
	Ann M. Caparros		Peter H. Heckman,
	Corporate Secretary of the Depositor		President and Chief Executive Officer of the
Depositor

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

SIGNATURE	TITLE	DATE

/s/ Peter H. Heckman Peter H. Heckman	Director, President and Chief Executive Officer	April 27, 2012

/s/ Dwayne D. Hallman Dwayne D. Hallman	Director, Executive Vice President and Chief Financial Officer	April 27, 2012

SIGNATURE	TITLE	DATE

/s/ Ann M. Caparros Ann M. Caparros	Director, General Counsel, Corporate Secretary and Chief Compliance Officer	April 27, 2012

/s/ Matthew P. Sharpe Matthew P. Sharpe	Director and Executive Vice President	April 27, 2012

Exhibit Index

(9)   Opinion and Consent of Counsel

(10)   Independent Registered Public Accounting Firm Consent

(11)   Financial Statement Schedules for Horace Mann Life Insurance Company and the Independent Auditors’ Report thereon